As filed with the Securities and Exchange Commission
                              on February 28, 1997
                       Registration No. 2-97817; 811-4305

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                         Post-Effective Amendment No. 46               [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                Amendment No. 48                       [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
              Robert M. Kurucza, Esq.                Carl Frischling, Esq.
              Marco E. Adelfio, Esq.                 Kramer, Levin, Naftalis
              Morrison & Foerster LLP                    & Frankel
              2000 Pennsylvania Ave., N.W.           919 3rd Avenue
              Suite 5500                             New York, New York 10022
              Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
      [X]  Immediately upon filing pursuant        [ ]  on (date), pursuant
              to Rule 485(b), or                          to Rule 485(b), or
      [ ]  60 days after filing pursuant           [ ]  on (date) pursuant
              to Rule 485(a), or                          to Rule 485(a).
      [ ]  75 days after filing pursuant to        [ ]  on (date) pursuant to
              paragraph (a)(2)                            paragraph (a)(2) of
                                                          rule 485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended. The Registrant filed on May 24, 1996, the notice required by Rule 24f-2 for its fiscal period ended March 31, 1996.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 46 to the Registration Statement of Nations Fund Trust (the "Trust") is being filed in order to include Financial information for the Primary A, Investor A and Investor C Shares of Nations Managed Index Fund to satisfy an undertaking to file unaudited Financial statements within four to six months of the Fund's commencement of operations.

                               NATIONS FUND TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                                               Prospectus

  1.   Cover Page ................................................     Cover Page

  2.   Synopsis ..................................................     Expenses Summary

  3.   Condensed Financial
      Information ................................................     Financial Highlights; How
                                                                       Performance Is Shown
  4.   General Description of
      Registrant .................................................     Cover Page; Objectives; How
                                                                       Objectives Are Pursued; Organization And
                                                                       History

  5.  Management of the Fund .....................................     How The Funds Are Managed

  6.  Capital Stock and Other
      Securities .................................................     How To Buy Shares; How The
                                                                       Funds Value Their Shares; How Dividends
                                                                       And Distributions Are Made; Tax
                                                                       Information
  7.  Purchase of Securities Being
      Offered ....................................................     Cover Page; How To Buy Shares

  8.  Redemption or Repurchase ...................................     How To Redeem Shares; How To
                                                                       Exchange Shares

  9.  Legal Proceedings ..........................................     Organization And History



Part B
Item No.

10.   Cover Page..................................................     Cover Page

11.   Table of Contents...........................................     Table of Contents

12.   General Information and
      History.....................................................     Introduction


13.   Investment Objectives and
      Policies....................................................     Additional Information on Fund
                                                                       Investments


14.   Management of the Registrant................................     Trustees And Officers

15.   Control Persons and Principal
      Holders of Securities.......................................     Miscellaneous--Certain Record
                                                                       Holders

16.   Investment Advisory and Other Services......................     Investment Advisory, Administration,
                                                                       Custody, Transfer Agency,
                                                                       Shareholder Servicing,
                                                                       Shareholder Administration And
                                                                       Distribution Agreements

17.   Brokerage Allocation .......................................     Fund Transactions and Brokerage--
                                                                       General Brokerage Policy
18.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory,Administration,
                                                                       Custody, Transfer Agency,
                                                                       Shareholder Servicing And
                                                                       Distribution Agreements
19.   Purchase, Redemption and Pricing
      of Securities Being Offered.................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

20.   Tax Status..................................................     Additional Information Concerning
                                                                       Taxes

21.   Underwriters................................................     Investment Advisory, Administration
                                                                       Custody, Transfer Agency,
                                                                       Shareholder Servicing,
                                                                       Shareholder Administration And
                                                                       Distribution Agreements


22.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance


23.   Financial Statements........................................     Independent Accountant and
                                                                       Reports


Part C
Item No.                                                  Other Information

                                                          Information
                                                          required to be
                                                          included in
                                                          Part C is set
                                                          forth under the
                                                          appropriate
                                                          Item, so
                                                          numbered, in
                                                          Part C of this
                                                          Document

                               NATIONS FUND TRUST

     SUPPLEMENT DATED FEBRUARY 28, 1997 TO PROSPECTUS DATED OCTOBER 15, 1996

       The prospectus for the Primary A Shares of Nations Managed Index Fund of Nations Fund Trust is hereby supplemented and amended by inserting the following financial information under the new heading "Financial Highlights", which follows the section entitled "Expenses Summary" on page 5:

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD
NATIONS MANAGED INDEX FUND


                                                                              Period Ended
                                                                           January 31, 1997*
PRIMARY A SHARES:                                                             (unaudited)

Net Asset Value, beginning of period....................................         $10.00
                                                                                 ------
Income from investment operations:
Net investment income...................................................          0.10
Net realized and unrealized gain on investments.........................          2.31
                                                                                  ----
Total from investment operations........................................          2.41
Distributions to shareholders:
Distributions from net investment income................................         (0.09)
                                                                                 ------
Net Asset Value, end of period..........................................         $12.32
                                                                                 ======
Total return +..........................................................         24.15%
                                                                                 ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)....................................        $35,261
Ratio of operating expenses to average net assets.......................        0.50%**
Ratio of net investment income to average net assets....................        1.87%**
Portfolio turnover rate.................................................           7%
Average commission rate (per share of security).........................        $0.0253
Ratio of operating expenses to average net assets
   without waivers and expense reimbursements...........................        1.09%**
Net investment income per share
   without waivers and expense reimbursements...........................         $0.07


---------------------
* Nations Managed Index Fund's Primary A Shares commenced operations on August 1, 1996.
**Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

                               NATIONS FUND TRUST

     SUPPLEMENT DATED FEBRUARY 28, 1997 TO PROSPECTUS DATED OCTOBER 15, 1996

       The prospectus for the Investor A Shares of Nations Managed Index Fund of Nations Fund Trust is hereby supplemented and amended by inserting the following financial information under the new heading "Financial Highlights", which follows the section entitled "Expenses Summary" on page 5:

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
NATIONS MANAGED INDEX FUND



                                                                              Period Ended
                                                                           January 31, 1997*
INVESTOR A SHARES:                                                            (unaudited)

Net Asset Value, beginning of period....................................         $10.25
                                                                                 ------
Income from investment operations:
Net investment income...................................................          0.09
Net realized and unrealized gain on investments.........................          2.06
                                                                                  ----
Total from investment operations........................................          2.15
Distributions to shareholders:
Distributions from net investment income................................         (0.08)
                                                                                 ------
Net Asset Value, end of period..........................................         $12.32
                                                                                 ======
Total return +..........................................................         21.07%
                                                                                 ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)....................................         $1,840
Ratio of operating expenses to average net assets.......................        0.62%**
Ratio of net investment income to average net assets....................        1.75%**
Portfolio turnover rate.................................................           7%
Average commission rate (per share of security).........................        $0.0253
Ratio of operating expenses to average net assets
   without waivers and expense reimbursements...........................        1.21%**
Net investment income per share
   without waivers and expense reimbursements...........................         $0.06


---------------------
* Nations Managed Index Fund's Investor A Shares commenced operations on September 3, 1996.
**Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

                               NATIONS FUND TRUST

     SUPPLEMENT DATED FEBRUARY 28, 1997 TO PROSPECTUS DATED OCTOBER 15, 1996

       The prospectus for the Investor C Shares of Nations Managed Index Fund of Nations Fund Trust is hereby supplemented and amended by inserting the following financial information under the new heading "Financial Highlights", which follows the section entitled "Expenses Summary" on page 5:

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD
NATIONS MANAGED INDEX FUND


                                                                              Period Ended
                                                                           January 31, 1997*
INVESTOR C SHARES:                                                            (unaudited)


Net Asset Value, beginning of period....................................         $10.94
                                                                                 ------
Income from investment operations:
Net investment income...................................................          0.05
Net realized and unrealized gain on investments.........................          1.37
                                                                                  ----
Total from investment operations........................................          1.42
Distributions to shareholders:
Distributions from net investment income................................         (0.04)
                                                                                 ------
Net Asset Value, end of period..........................................         $12.32
                                                                                 ======
Total return +..........................................................         13.01%
                                                                                 ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)....................................          $53
Ratio of operating expenses to average net assets.......................        0.98%**
Ratio of net investment income to average net assets....................        1.39%**
Portfolio turnover rate.................................................           7%
Average commission rate (per share of security).........................        $0.0253
Ratio of operating expenses to average net assets
   without waivers and expense reimbursements...........................        1.56%**
Net investment income per share
   without waivers and expense reimbursements...........................         $0.03


---------------------
* Nations Managed Index Fund's Investor C Shares commenced operations on October 4, 1996.
**Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

Prospectus


                                    PRIMARY A SHARES
                                    OCTOBER 15, 1996



This Prospectus describes NATIONS MANAGED INDEX FUND and NATIONS MANAGED SMALLCAP INDEX FUND (the
"Funds") of Nations Fund Trust, an open-end management investment company in the Nations Fund
Family ("Nations Fund" or "Nations Fund Family").
This Prospectus describes one class of shares of the Funds -- Primary A Shares.



This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Primary A Shares should consider before investing.
Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust is contained in a separate
Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange
Commission (the "SEC") and is available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The
SAI, dated October 15, 1996, is incorporated by reference in its entirety into this Prospectus.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.



SHARES OF NATIONS FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO NATIONS FUND, FOR WHICH
THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR
NATIONS FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    Nations
                                                    Managed
                                                    Index Fund
                                                    Nations
                                                    Managed
                                                    SmallCap
                                                    Index Fund



                                                    For Fund information call:
                                                    1-800-626-2275
                                                    Nations Fund
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    NATIONS FUND


TR-96699-1096

                            Table  Of  Contents


About The Funds



                            Prospectus Summary                                 3

                            Expenses Summary                                   4


                            Objectives                                         5



                            How The Objectives Are Pursued                     5


                            How Performance Is Shown                           7


                            How The Funds Are Managed                          8



                            Organization And History                          10


About Your
Investment




                            How To Buy Shares                                 11



                            How To Redeem Shares                              12



                            How To Exchange Shares                            12



                            How The Funds Value Their Shares                  13



                            How Dividends And Distributions Are Made;
                            Tax Information                                   13



                            Appendix A -- Portfolio Securities                14




                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.


(Bullet) INVESTMENT OBJECTIVES AND POLICIES:



     (BULLET) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



     (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



     (Bullet) When consistent with the Funds' objectives, the Funds will employ various techniques to manage capital gain distributions.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 43 investment company portfolios in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Managed Index Fund and Nations
         Managed SmallCap Index Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Funds, there is no assurance that it will be able to do so. Investments in the Funds are not insured against loss of principal. Investments by the Funds in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Funds hold may decline over short or even extended periods. Certain of the Funds' permissible investments may constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."



(Bullet) MINIMUM PURCHASE: The minimum initial investment per record holder is $500,000 for Nations Managed Index Fund and $500,000 for Nations Managed SmallCap Index Fund. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Primary A Shares of the indicated Fund over specified periods.


PRIMARY A SHARES

SHAREHOLDER TRANSACTION EXPENSES


                                                                                                            Nations
                                                                                                            Managed
                                                                                                          Index Fund
Sales Load Imposed on Purchases                                                                              None
Deferred Sales Load                                                                                          None


                                                                                                            Nations
                                                                                                            Managed
                                                                                                           SmallCap
                                                                                                          Index Fund
Sales Load Imposed on Purchases                                                                              None
Deferred Sales Load                                                                                          None



ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                                                                            Nations
                                                                                                            Managed
                                                                                                          Index Fund

Management Fees (After Fee Waivers)                                                                          .30%
All Other Expenses                                                                                           .20%
Total Operating Expenses (After Fee Waivers)                                                                 .50%



                                                                                                            Nations
                                                                                                            Managed
                                                                                                           SmallCap
                                                                                                          Index Fund

Management Fees (After Fee Waivers)                                                                          .30%
All Other Expenses                                                                                           .20%
Total Operating Expenses (After Fee Waivers)                                                                 .50%




EXAMPLES:



You would pay the following expenses on a $1,000 investment in Primary A Shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period.




                                                                                                               Nations
                                                                                                               Managed
                                                                                                             Index Fund
1 Year                                                                                                           $5
3 Years                                                                                                          $16


                                                                                                               Nations
                                                                                                               Managed
                                                                                                              SmallCap
                                                                                                             Index Fund
1 Year                                                                                                           $5
3 Years                                                                                                          $16



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares will bear either directly or indirectly. The figures in the above tables are based on estimates for the fiscal year and have been restated as necessary to reflect anticipated fee waivers. There is no assurance that any fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."



Absent fee waivers, "Management Fees" and "Total Operating Expenses" would be
 .50% and .70%, respectively, for both Nations Managed Index Fund and Nations Managed SmallCap Index Fund.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Objectives



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



   How The Objectives Are Pursued



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")1. The S&P 500 Index is a value weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the Index.



In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event the Fund will invest at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government obligations ("U.S. Government Obligations") and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index")2. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").



(2) "Standard & Poor's 600" is a registered service mark of S&P.

Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of approximately 450-500 holdings that capture the investment characteristics of the Index.


In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.


Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance.



The inclusion of a stock in the S&P 500 Index or the SmallCap 600 Index in no way implies that S&P believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P without regard to the Funds. S&P is neither a sponsor of, nor in any way affiliated with, the Funds, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each Fund will not exceed 25%.



RISK CONSIDERATIONS: Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.



Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Funds hold, like the broader stock market, may decline over short or even extended periods.



Certain of the Funds' permissible investments may constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, signifi-cantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."



The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year-to-year.



INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (for purposes of this limitation, U.S. Government securities are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without a vote of the Fund's shareholders. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.


   How Performance Is Shown


From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.



"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.



Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH SEPTEMBER 30, 1996*




                                                              Since
                                                            Inception
                   One Year     Three Year    Five Year    (12/31/88)**
Enhanced Equity
  Index Common
  Trust Fund        19.78%        16.91%        14.90%        16.03%
S&P 500 Index       20.33%        17.40%        15.21%        15.79%
Lipper Equity
  Index Funds
  Average+          19.77%        16.90%        14.70%        15.18%



ANNUAL TOTAL RETURNS*




                               Enhanced                    Lipper Equity
                             Equity Index                      Index
                             Common Trust        S&P           Funds
Year                             Fund         500 Index      Average+
1989                             34.12%         31.55%         30.58%
1990                             -1.52%         -3.15%         -3.57%
1991                             31.72%         30.56%         29.65%
1992                              5.52%          7.64%          7.12%
1993                             10.47%          9.99%          9.52%
1994                              0.69%          1.31%          0.90%
1995                             37.66%         37.45%         36.82%



TOTAL RETURNS FOR THE PERIODS INDICATED
THROUGH SEPTEMBER 30, 1996*




                                                            Since
                                             Year-To-     Inception
                             Three Month       Date       (10/1/95)
Enhanced Small Cap Equity
  Index Common Trust Fund       4.35%         16.33%        17.25%
S&P 600 Index                   3.21%         14.79%        15.31%



 * The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



 + The Lipper Equity Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Primary A Shares, the Funds offer Primary B, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Institution, as defined below.



   How The Funds Are Managed


The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.

Nations Fund and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory

Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of Nations Fund Trust's Board of Trustees, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship. For the services provided and expenses assumed pursuant to an Investment Advisory Agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of each Fund.



From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.



For the services provided and the expenses assumed pursuant to a Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for Nations Managed SmallCap Index Fund since its inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Morrison & Foerster LLP, counsel to Nations Fund and special counsel to NationsBank, has advised Nations Fund and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Fund pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at an annual rate of up to 0.10% of each Fund's average daily net assets.



NationsBank serves as sub-administrator for Nations Fund pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of 0.01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. Nations Fund has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary A Shares of the Funds.



First Data serves as the Transfer Agent for the Funds' Primary A Shares. NationsBank of Texas, N.A. ("NationsBank of Texas" or the "Custodian") serves as custodian for the assets of the Funds. NationsBank of Texas, which also serves as the sub-transfer agent for the Funds' Primary A Shares, is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly
(i) at the rate of 1.25% of 1% of the average daily net assets of each Fund,
(ii) $10.00 per repurchase collateral transaction by such Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving such Fund. In return for providing sub-transfer agency services for the Primary A Shares of Nations Fund, NationsBank of Texas is entitled to receive an annual fee from First Data of $251,000.


Price Waterhouse LLP serves as independent accountant to Nations Fund. Its address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, NationsBank, Stephens and First Data; taxes; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, NationsBank, Stephens or First Data under their respective agreements with Nations Fund; and any extraordinary expenses. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or in such other manner as the Board of Trustees determines is fair and equitable.


   Organization And History


The Funds are members of the Nations Fund Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently consists of more than 43 distinct investment portfolios and total assets in excess of $18 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. This Prospectus relates only to the Primary A Shares of Nations Managed Index Fund and Nations Managed SmallCap Index Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations

Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the related SAI for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.


As of October 15, 1996, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of certain classes of shares of Nations Fund Trust and therefore could be considered to be a controlling person of these classes and series of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment

   How To Buy Shares


There is a minimum initial investment for each record holder of $500,000 for Nations Managed Index Fund and $500,000 for Nations Managed SmallCap Index Fund; there are no minimum subsequent investments.



Primary A Shares may be sold to NationsBank and its affiliates acting on behalf of bona fide trust customers. Primary A Shares also may be sold to employee benefit plans, charitable foundations, endowments and to other funds in the Nations Fund Family.



Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.



Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "NYSE Business Day"). Unless otherwise specified, the term "Business Day" in this Prospectus refers to a NYSE Business Day.



Nations Fund reserves the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the Funds, and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Primary A Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor. Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to Nations Fund.

   How To Redeem Shares


Nations Fund may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with a Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least
$500 on 60 days' written notice. If a Customer has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the Customer may be obliged to redeem all or a part of his or her Primary A Shares in such Fund to the extent necessary to maintain the required minimum balance in such Institution account. Nations Fund also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Institutions are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Fund. No charge for wiring redemption payments is imposed by Nations Fund, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days following receipt of the order.

   How To Exchange Shares


The exchange feature enables a shareholder of Primary A Shares of a Fund to acquire Primary A Shares of another fund when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary A Shares for Primary A Shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.



The Funds and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

If you have telephone exchange privileges, during periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the entity through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.

Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or in other cases Stephens or the Transfer Agent. Investors should consult their Institution, Stephens or the Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   How The Funds Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees.

   How Dividends And Distributions Are Made;
   Tax Information


DIVIDENDS AND DISTRIBUTIONS: Even though the Funds seek to manage taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Dividends from net investment income are declared and paid each calendar quarter by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually.



Primary A Shares of the Funds are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Primary A Shares will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Certain purchasing Institutions may provide for the reinvestment of dividends in additional Primary A Shares of the same Fund. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary A Shares in a Fund.



TAX INFORMATION: Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.



Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares.



Corporate shareholders may be entitled to the dividends-received deduction for distributions from a Fund's investment in the stock of domestic corporations to the extent of the total qualifying dividends received by the Fund.



Substantially all of the net realized long-term capital gains of the Funds, if any, will be distributed at least annually to the Funds' shareholders. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.


Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Fund to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Fund and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number or has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Fund that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, a Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchange redemptions). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires each Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.



The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAI.


   Appendix A -- Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.



BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.



COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: The Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: The Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options), and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. Government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.



The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into repurchase agreements jointly with other investment portfolios of Nations Fund.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets.


U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law. The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Prospectus


                                    PRIMARY B SHARES
                                    OCTOBER 15, 1996



This Prospectus describes NATIONS MANAGED INDEX FUND and NATIONS MANAGED SMALLCAP INDEX FUND (the
"Funds") of Nations Fund Trust, an open-end management investment company in the Nations Fund
Family ("Nations Fund" or "Nations Fund Family").
This Prospectus describes one class of shares of the Funds -- Primary B Shares.



This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Primary B Shares should consider before investing.
Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust is contained in a separate
Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange
Commission (the "SEC") and is available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The
SAI, dated October 15, 1996, is incorporated by reference in its entirety into this Prospectus.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.



SHARES OF NATIONS FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO NATIONS FUND, FOR WHICH
THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR
NATIONS FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    Nations
                                                    Managed
                                                    Index Fund
                                                    Nations
                                                    Managed
                                                    SmallCap
                                                    Index Fund


                                                    For Fund information call:
                                                    1-800-626-2275
                                                    Nations Fund
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    (Nations Fund logo
                                                      appears here)

TR-96697-1096

                            Table  Of  Contents


About The Funds



                            Prospectus Summary                                 3

                            Expenses Summary                                   4


                            Objectives                                         5



                            How The Objectives Are Pursued                     5


                            How Performance Is Shown                           7


                            How The Funds Are Managed                          8



                            Organization And History                          10



About Your
Investment




                            How To Buy Shares                                 11



                            How To Redeem Shares                              11



                            How To Exchange Shares                            12



                            Shareholder Administration Arrangements           12



                            How the Funds Value Their Shares                  13



                            How Dividends And Distributions Are Made; Tax
                            Information                                       13



                            Appendix A -- Portfolio Securities                14



                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.


(Bullet) INVESTMENT OBJECTIVES AND POLICIES:



         (Bullet) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



         (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



        (Bullet) When consistent with the Funds' objectives, the Funds will employ various techniques to manage capital gain distributions.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 43 investment company portfolios in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Managed Index Fund and Nations
         Managed SmallCap Index Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Funds, there is no assurance that it will be able to do so. Investments in the Funds are not insured against loss of principal. Investments by the Funds in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Funds hold may decline over short or even extended periods. Certain of the Funds' permissible investments may constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."



(Bullet) MINIMUM PURCHASE: The minimum initial investment per record holder is $1,000 for Nations Managed Index Fund and $1,000 for Nations Managed SmallCap Index Fund. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Primary B Shares of the indicated Fund over specified periods.


PRIMARY B SHARES

SHAREHOLDER TRANSACTION EXPENSES


                                                                                                           Nations
                                                                                                           Managed
                                                                                                            Index
                                                                                                             Fund
Sales Load Imposed on Purchases                                                                              None
Deferred Sales Load                                                                                          None


                                                                                                           Nations
                                                                                                           Managed
                                                                                                           SmallCap
                                                                                                            Index
                                                                                                             Fund
Sales Load Imposed on Purchases                                                                              None
Deferred Sales Load                                                                                          None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                                           Nations
                                                                                                           Managed
                                                                                                            Index
                                                                                                             Fund


Management Fees (After Fee Waivers)                                                                         0.30%
Other Expenses                                                                                              0.70%
Total Operating Expenses (After Fee Waivers)                                                                1.00%



                                                                                                           Nations
                                                                                                           Managed
                                                                                                           SmallCap
                                                                                                            Index
                                                                                                             Fund

Management Fees (After Fee Waivers)                                                                         0.30%
Other Expenses                                                                                              0.70%
Total Operating Expenses (After Fee Waivers)                                                                1.00%



EXAMPLES:



You would pay the following expenses on a $1,000 investment in Primary B Shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                                                                                           Nations
                                                                                                           Managed
                                                                                                            Index
                                                                                                             Fund

1 Year                                                                                                       $10
3 Years                                                                                                      $32


                                                                                                           Nations
                                                                                                           Managed
                                                                                                           SmallCap
                                                                                                            Index
                                                                                                             Fund
1 Year                                                                                                       $10
3 Years                                                                                                      $32



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary B Shares will bear either directly or indirectly. The "Other Expenses" figures in the above tables are based on estimates for the fiscal year and have been restated as necessary to reflect anticipated fee waivers. There is no assurance that any fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Shareholder Servicing Fees payable by the Funds, see "Shareholder Administration Arrangements."



Absent fee waivers, "Management Fees" and "Total Operating Expenses" would be
 .50% and 1.20%, respectively, for both Nations Managed Index Fund and Nations Managed SmallCap Index Fund.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Objectives



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



   How The Objectives Are Pursued



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")1. The S&P 500 Index is a value weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the Index.



In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event the Fund will invest at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government obligations ("U.S. Government Obligations") and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index")2. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").



(2) "Standard & Poor's 600" is a registered service mark of S&P.

Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of approximately 450-500 holdings that capture the investment characteristics of the Index.


In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.


Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance.



The inclusion of a stock in the S&P 500 Index or the S&P SmallCap 600 Index in no way implies that S&P believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P without regard to the Funds. S&P is neither a sponsor of, nor in any way affiliated with, the Funds, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each Fund will not exceed 25%.



RISK CONSIDERATIONS: Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.



Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Funds hold, like the broader stock market, may decline over short or even extended periods.



Certain of the Funds' permissible investments may constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."



The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year-to-year.



INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (for purposes of this limitation, U.S. Government securities are not considered members of any industry.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without a vote of the Fund's shareholders. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.



   How Performance Is Shown



From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.



"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.

Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH SEPTEMBER 30, 1996*




                                                                  Since
                            One         Three        Five       Inception
                           Year         Year         Year      (12/31/88)**
Enhanced Equity Index
  Common Trust Fund       19.78%       16.91%       14.90%       16.03%
S&P 500 Index             20.33%       17.40%       15.21%       15.79%
Lipper Equity Index+
  Funds Average           19.77%       16.90%       14.70%       15.18%



ANNUAL TOTAL RETURNS*




                               Enhanced                    Lipper Equity
                             Equity Index                      Index
                             Common Trust        S&P           Funds
Year                             Fund         500 Index      Average+
1989                             34.12%         31.55%         30.58%
1990                             -1.52%         -3.15%         -3.57%
1991                             31.72%         30.56%         29.65%
1992                              5.52%          7.64%          7.12%
1993                             10.47%          9.99%          9.52%
1994                              0.69%          1.31%          0.90%
1995                             37.66%         37.45%         36.82%



TOTAL RETURNS FOR THE PERIODS INDICATED
THROUGH SEPTEMBER 30, 1996*




                                                            Since
                                             Year-To-     Inception
                             Three Month       Date       (10/1/95)
Enhanced Small Cap Equity
  Index Common Trust Fund       4.35%         16.33%        17.25%
S&P 600 Index                   3.21%         14.79%        15.31%



 * The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



 + The Lipper Equity Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Primary B Shares, the Funds offer Primary A, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Institution, as defined below.



   How The Funds Are Managed


The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.

Nations Fund and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship. For the services provided and expenses assumed pursuant to an Investment Advisory Agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of each Fund.



From time to time, NBAI and/or TradeStreet may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.



For the services provided and the expenses assumed pursuant to a Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for Nations Managed SmallCap Index Fund since its inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Morrison & Foerster LLP, counsel to Nations Fund and special counsel to NationsBank, has advised NationsBank and Nations Fund that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus, without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Fund pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at an annual rate of up to 0.10% of each Fund's average daily net assets.

NationsBank serves as sub-administrator for Nations Fund pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of 0.01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. Nations Fund has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary B Shares of the Funds.



First Data serves as the Transfer Agent for the Funds' Primary B Shares. NationsBank of Texas, N.A. ("NationsBank of Texas" or the "Custodian") serves as custodian for the assets of the Funds. NationsBank of Texas, which also serves as the sub-transfer agent for the Funds' Primary B Shares, is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly
(i) at the rate of 1.25% of 1% of the average daily net assets of each Fund,
(ii) $10.00 per repurchase collateral transaction by such Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving such Fund. In return for providing sub-transfer agency services for the Primary B Shares of Nations Fund, NationsBank of Texas is entitled to receive an annual fee from First Data of $251,000.


Price Waterhouse LLP serves as independent accountant to Nations Fund. Its address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Primary B Shares, are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, NationsBank, Stephens and First Data; taxes; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, NationsBank, Stephens or First Data under their respective agreements with Nations Fund; and any extraordinary expenses. Primary B Shares also bear certain shareholder servicing costs. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or in such other manner as the Board of Trustees determines is fair and equitable.


   Organization And History


The Funds are members of the Nations Fund Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently consists of more than 43 distinct investment portfolios and total assets in excess of $18 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Primary B Shares, Investor C Shares and Investor A Shares. This Prospectus relates only to the Primary B Shares of Nations Managed Index Fund and Nations Managed SmallCap Index Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.


As of October 15, 1996, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of certain classes of shares of Nations Fund Trust and therefore could be considered to be a controlling person of these classes and series of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.

Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment

   How To Buy Shares

Primary B Shares may be purchased through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) ("Institutions") that have entered into a shareholder administration agreement (an "Administration Agreement") with Nations Fund and/or a selling agreement with Stephens.


Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge the accounts of their customers ("Customers") for services provided in connection with the purchase of shares. Purchases of shares may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business ("NYSE Business Day"). Unless otherwise specified, the term "Business Day" in this Prospectus refers to a NYSE Business Day.


There is a minimum initial investment of $1,000 for each record holder; there is no minimum subsequent investment.

Pursuant to the Administration Agreements, Institutions will provide various shareholder services for their Customers that own Primary B Shares. From time to time, Nations Fund may voluntarily reduce the maximum fees payable for shareholder services.


Nations Fund reserves the right to reject any purchase order. The issuance of Primary B Shares is recorded on the books of the Funds, and share certificates are not issued. It is the responsibility of Institutions to record beneficial ownership of Primary B Shares and to reflect such ownership in the account statements provided to their Customers.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Primary B Shares which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution.


Institutions are responsible for transmitting orders for purchases of Primary B Shares by their Customers, and for delivering required funds, on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Fund.

   How To Redeem Shares

Customers may redeem all or part of their Primary B Shares in accordance with instructions and limitations pertaining to their accounts at an Institution. It is the responsibility of the Institutions to transmit redemption orders to Stephens or to the Transfer Agent and to credit their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Fund. No charge for wiring redemption payments is imposed by Nations Fund, although the Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary B Shares. Information concerning these services and any charges are available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Institution within three Business Days following receipt of the order.

Nations Fund may redeem a shareholder's Primary B Shares if the balance in such shareholder's account drops below $500 as a result of redemptions, and the shareholder does not increase his or her balance to at least $500 on 60 days' written notice. If a shareholder has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the shareholder may be obliged to redeem all or a part of his or her Primary B Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Fund also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


   How To Exchange Shares


The exchange feature enables a shareholder of Primary B Shares of a Fund to acquire Primary B Shares of another fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Primary B Shares for Primary B Shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.



The Funds and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Provided your Institution allows telephone exchanges, during periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Institution through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.


Primary B Shares may be exchanged by directing a request directly to the Institution through which the original Primary B Shares were purchased or in some cases Stephens or the Transfer Agent. Investors should consult their Institution or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   Shareholder Administration Arrangements


The Fund has adopted a Shareholder Administration Plan (the "Administration Plan") pursuant to which Institutions provide shareholder administrative services to their Customers who from time to time beneficially own Primary B Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.60% of the average daily net asset value of the Primary B Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Additionally, in no event may the portion of the shareholder administration fee that constitutes a "service fee," as that term is defined in Article III, Section 26(b)(9) of the Rules of Fair Practice of the NASD, exceed 0.25% of the average daily net asset value of the Primary B Shares of a Fund. Holders of Primary B Shares will bear all fees paid to Institutions under the Administration Plan.


Such shareholder administration services supplement the services provided by Stephens, First Data and the Transfer Agent to shareholders of record. The shareholder administration services provided by Institutions may include: (i) aggregating and processing purchase and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may be reasonably requested.


Nations Fund may suspend or reduce payments under the Administration Plan at any time, and payments are subject to the continuation of the Administration Plan described above and the terms of the Administration Agreements between Institutions and Nations Fund. See the SAI for more details on the Administration Plan.

The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.

Nations Fund understands that Institutions may charge fees to their Customers who are the owners of Primary B Shares in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Administration Agreement with Nations Fund. The Administration Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by Nations Fund and any other compensation payable by the Customers in connection with the investment of their assets in Primary B Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.

Conflict of interest restrictions may apply to the receipt by Institutions of compensation from Nations Fund in connection with the investment of fiduciary assets in Primary B Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Primary B Shares.


   How The Funds Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees.

   How Dividends And Distributions Are Made;
   Tax Information


DIVIDENDS AND DISTRIBUTIONS: Even though the Funds seek to manage taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Dividends from net investment income are declared and paid each calendar quarter by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually.



Primary B Shares of the Funds are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Primary B Shares will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Certain purchasing Institutions may provide for the reinvestment of dividends in the form of additional Primary B Shares of the same Fund. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary B Shares in a Fund. Each Fund's net investment income available for distribution to the holders of Primary B Shares will be reduced by the amount of shareholder servicing fees payable to Institutions under the Servicing Agreements.



TAX INFORMATION: Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.



Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares.



Corporate shareholders may be entitled to the dividends received deduction for distributions from a Fund's investment in the stock of domestic corporations to the extent of the total qualifying dividends received by the Fund.



Substantially all of the net realized long-term capital gains of the Funds, if any, will be distributed at least annually to the Funds' shareholders. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.


Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.



Federal law requires Nations Fund to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Fund and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Fund that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, a Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchange redemptions). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires each Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.



The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAI.


   Appendix A -- Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies such Fund's permissible investments, and the SAI contains more information concerning such investments.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.



BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.



COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: The Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: The Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options), and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. Government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.



The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, certain Funds may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A or otherwise, under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.



MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.



OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into repurchase agreements jointly with other investment portfolios of Nations Fund.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets.


U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law. The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Prospectus


                                  INVESTOR A SHARES
                                   OCTOBER 15, 1996



This Prospectus describes NATIONS MANAGED INDEX
FUND and NATIONS MANAGED SMALLCAP INDEX FUND (the
"Funds") of Nations Fund Trust, an open-end management investment company in the Nations Fund
Family ("Nations Fund" or "Nations Fund Family").
This Prospectus describes one class of shares of the Funds -- Investor A Shares.



This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust is contained in a separate Statement of Additional
Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The SAI, dated
October 15, 1996, is incorporated by reference in its entirety into this Prospectus. NationsBanc
Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet Investment Associates,
Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the "Adviser" shall mean
NBAI and/or TradeStreet as the context may require.



SHARES OF NATIONS FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO NATIONS FUND, FOR WHICH
THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR
NATIONS FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


                                                Nations
                                                Managed
                                                Index Fund

                                                Nations
                                                Managed
                                                SmallCap
                                                Index Fund



                                                For Fund information call:
                                                1-800-321-7854
                                                Nations Fund
                                                c/o Stephens Inc.
                                                One NationsBank Plaza
                                                33rd Floor
                                                Charlotte, NC 28255

                                                (Nations Fund Logo appears here)

NF-96698-1096

                             Table  Of  Contents


About The Funds



                             Prospectus Summary                                3

                             Expenses Summary                                  4


                             Objectives                                        5



                             How The Objectives Are Pursued                    5



                             How Performance Is Shown                          8



                             How The Funds Are Managed                        10



                             Organization And History                         12



About Your Investment



                             How To Buy Shares                                13



                             How To Redeem Shares                             15



                             How To Exchange Shares                           16



                             Shareholder Servicing And Distribution Plan      17



                             How The Funds Value Their Shares                 18



                             How Dividends And Distributions are Made; Tax
                             Information                                      18



                             Appendix A -- Portfolio Securities               20





                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.


(Bullet) INVESTMENT OBJECTIVES AND POLICIES:



         (Bullet) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



        (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



        (Bullet) When consistent with the Funds' objectives, the Funds will employ various techniques to manage capital gain distributions.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 43 investment company portfolios in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Managed Index Fund and Nations
         Managed SmallCap Index Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Funds, there is no assurance that it will be able to do so. Investments in the Funds are not insured against loss of principal. Investments by the Funds in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Funds hold may decline over short or even extended periods. Certain of the Funds' permissible investments may constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Investor A Shares of the indicated Fund over specified periods.


INVESTOR A SHARES



                                                                                                 Nations            Nations
                                                                                                 Managed            Managed
                                                                                                  Index            SmallCap
SHAREHOLDER TRANSACTION EXPENSES                                                                  Fund            Index Fund
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                          None               None
Maximum Deferred Sales Charge (as a percentage of the lower of the original purchase price
  or redemption proceeds)                                                                            None               None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


Management Fees (After Fee Waivers)                                                                  .30%              0.30%
Rule 12b-1 Fees (including shareholder servicing fees)                                               .25%              0.25%
Other Expenses                                                                                       .20%              0.20%
Total Operating Expenses (After Fee Waivers)                                                         .75%              0.75%



EXAMPLES:



You would pay the following expenses on a $1,000 investment in Investor A Shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period.




                                                                                                  Nations              Nations
                                                                                                  Managed              Managed
                                                                                                   Index              SmallCap
                                                                                                   Fund              Index Fund
1 Year                                                                                           $       8            $       8
3 Years                                                                                          $      24            $      24



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor A Shares will bear either directly or indirectly. The figures in the above tables are based on estimates for the fiscal year and have been restated as necessary to reflect anticipated fee waivers. There is no assurance that any fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plan."



Absent fee waivers, "Management Fees" and "Total Operating Expenses" would be
 .50% and .95%, respectively, for both Nations Managed Index Fund and Nations Managed SmallCap Index Fund.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


   Objectives



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



   How The Objectives Are Pursued



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")1. The S&P 500 Index is a value weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration view a stock relative to others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the Index.



In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets

(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").

as is practical and, in any event at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government obligations ("U.S. Government Obligations") and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index")2. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of approximately 450-500 holdings that capture the investment characteristics of the Index.


In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.


Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index.

(2) "Standard & Poor's 600" is a registered service mark of S&P.

The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance.



The inclusion of a stock in the S&P 500 Index or the S&P SmallCap 600 Index in no way implies that S&P believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P without regard to the Funds. S&P is neither a sponsor of, nor in any way affiliated with, the Funds, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each Fund will not exceed 25%.



RISK CONSIDERATIONS: Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.



Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Funds hold, like the broader stock market, may decline over short or even extended periods.



Certain of the Funds' permissible investments may constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year-to-year.



INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without a vote of the Fund's shareholders. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.


   How Performance Is Shown


From time to time the Funds may advertise the total return and yield on a class of shares. BOTH TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.


Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS INDICATED THROUGH SEPTEMBER 30, 1996*




                                                        Since
                     One        Three        Five     Inception
                     Year        Year        Year     (12/31/88)**
Enhanced Equity
  Index Common
  Trust Fund        19.78%      16.91%      14.90%      16.03%
S&P 500 Index       20.33%      17.40%      15.21%      15.79%
Lipper Equity+
  Index Funds
  Average           19.77%      16.90%      14.70%      15.18%



ANNUAL TOTAL RETURNS*




                     Enhanced                     Lipper
                   Equity Index                Equity Index
                   Common Trust      S&P          Funds
Year                   Fund       500 Index      Average+
1989                  34.12%        31.55%        30.58%
1990                  -1.52%        -3.15%        -3.57%
1991                  31.72%        30.56%        29.65%
1992                   5.52%         7.64%         7.12%
1993                  10.47%         9.99%         9.52%
1994                   0.69%         1.31%         0.90%
1995                  37.66%        37.45%        36.82%



TOTAL RETURNS FOR THE PERIODS INDICATED
THROUGH SEPTEMBER 30, 1996*




                                                   Since
                                    Year-To-     Inception
                    Three Month       Date       (10/1/95)
Enhanced Small Cap
  Equity Index
  Common Trust
  Fund                 4.35%         16.33%        17.25%
S&P 600 Index          3.21%         14.79%        15.31%



 * The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



 + The Lipper Equity Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor A Shares, the Funds offer Primary A, Primary B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Agent (as defined below).



   How The Funds Are Managed


The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.

Nations Fund and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of Nations Fund Trust's Board of Trustees, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship. For the services provided and expenses assumed pursuant to an Investment Advisory Agreement, NBAI is entitled to receive an advisory fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of each Fund.



From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the services provided and the expenses assumed pursuant to a Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for Nations Managed SmallCap Index Fund since its inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Morrison & Foerster LLP, counsel to Nations Fund and special counsel to NationsBank, has advised Nations Fund and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Fund pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at an annual rate of up to 0.10% of each Fund's average daily net assets.



NationsBank serves as sub-administrator for Nations Fund pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of 0.01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered bro-ker/dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. Nations Fund has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor A Shares of the Funds. See "Shareholder Servicing And Distribution Plan."



NationsBank of Texas, N.A. (the "Custodian") serves as custodian for the Funds. The Custodian is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Fund, (ii) $10.00 per repurchase collateral transaction by such Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving such Fund.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor A Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Fund. Its address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor A Shares, are deducted from accrued income before dividends are declared. The Funds' expenses include, but are not limited to: fees paid to the Adviser, NationsBank, Stephens and First Data; interest; trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, NationsBank, Stephens or First Data under their respective agreements with Nations Fund; and any extraordinary expenses. Investor A Shares bear certain class specific retail transfer agency expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or in such other manner as the Board of Trustees deems appropriate.


   Organization And History


The Funds are members of the Nations Fund Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently consists of more than 43 distinct investment portfolios and total assets in excess of $18 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. This Prospectus relates only to the Investor A Shares of Nations Managed Index Fund and Nations Managed SmallCap Index Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Fund at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the dis-cretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.


As of October 15, 1996, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of certain classes of shares of Nations Fund Trust and therefore could be considered to be a controlling person of these classes and series of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor A Shares in order to accommodate different investors. Purchase orders for Investor A Shares may be placed directly with a Fund or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Fund ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."


In addition, Investor A Shares may be purchased through a Nations Fund Personal Investment Planner account, which is a managed agency/asset allocation account established with NBAI (an "Account"). Investments through an Account are governed by the terms and conditions of the Account, which are set forth in the Client Agreement and Disclosure Statement provided by NBAI to each investor who establishes an Account. Because of the nature of the Account, certain of the features described in this Prospectus are not available to investors purchasing Investor A Shares through an Account. Potential investors through an Account should refer to the Client Agreement and Disclosure Statement for more information regarding the Account, including information regarding the fees and expenses charged in connection with an Account.


There is a minimum initial investment of $1,000 in each Fund, except that the minimum initial investment is:


(Bullet) $500 for IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs") or salary reduction-Individual Retirement Accounts ("SAR-IRAs"). However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Fund reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.

Investor A Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


Nations Fund and Stephens reserve the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



OPENING AN ACCOUNT DIRECTLY WITH THE FUND: Investors may open a regular (non-retirement) account directly with a Fund, either by mail or by wire.



BY MAIL: Investors should complete a New Account Application and forward it, along with a check made payable to the respective Fund, to:


Nations Fund
P.O. Box 34602
Charlotte, NC 28254-4602

BY WIRE: Investors should call Investor Services at 1-800-982-2271 for an account number and use the following wire instructions:

Nations Fund
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202
Account Name
Account Number
Fund Name

Investors should complete a New Account Application and mail it to the address above.

RETIREMENT ACCOUNTS: For IRAs and other retirement accounts, investors should call Investor Services at 1-800-982-2271.


ADDITIONAL PURCHASES: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the respective Fund with a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor A Shares in the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor A Shares by their customers ("Customers"), and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Fund.


SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or 30th day of the applicable month. The systematic investment amount may be in any amount from $25 to $100,000. For more information concerning the SIP, contact your Agent or Investor Services.

TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Fund and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Fund requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Fund reserves the right to record all telephone conversations.

   How To Redeem Shares


For shareholders who open and maintain an account directly with a Fund, redemption orders should be communicated to such Fund by calling Investor Services at 1-800-982-2271 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.) Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by a Fund. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by a Fund, Stephens, or the Transfer Agent, as the case may be. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by Nations Fund. There is no redemption charge.



Nations Fund may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Fund also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Fund have previously been made. Nations Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor A Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Fund at any time.


   How To Exchange Shares

GENERAL: The exchange feature enables a shareholder of a fund of Nations Fund to acquire shares of the same class that are offered by any other fund of Nations Fund when the shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.


For shareholders who maintain an account directly with a Fund, exchange requests should be communicated to such Fund by calling Investor Services at 1-800-982-2271 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.



The Funds and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), absent unusual circumstances.


The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. And, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the shareholder's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.


Investor A Shares of the Funds are offered without any Contingent Deferred Sales Charge ("CDSC"). However, Investor A Shares of other funds within the Nations Fund Family may have been sold subject to a CDSC. If a shareholder exchanges any such shares (the "Exchanged Shares") for Investor A Shares of the Fund, the shares of the Fund will be subject to the CDSC. The holding period of such Investor A Shares (for purposes of determining whether a CDSC is applicable upon redemption) will be computed from the time of the original purchase of the Exchanged Shares (or, if the Exchanged Shares were acquired in an exchange, from the time of the original purchase of Investor A Shares).


AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Fund to another as allowed by the applicable exchange rules within the Prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Investor Services.


   Shareholder Servicing And Distribution
   Plan


The Funds' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor A Shares of the Funds.



The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services. The fees payable to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Fund to Customers.


The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.


Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offer-ing price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


Nations Fund and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreement and Sales Support Agreement. See the SAI for more details on the Investor A Plan.

Nations Fund understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Fund. The Sales Support Agreement and Servicing Agreement require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Fund and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares



The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Even though the Funds seek to manage taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Dividends from net investment income are declared and paid each calendar quarter by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually.



Investor A Shares of the Funds are eligible to receive dividends when declared, provided how-ever, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor A Shares will be reduced by the amount of any dividend or distribution. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor A Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for Federal income tax on amounts distributed in accordance with the Code.



Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares.



Corporate investors in a Fund may be entitled to the dividends received deduction on all or a portion of such Fund's dividends.



Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.


Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.



Federal law requires Nations Fund to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Fund and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number or has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Fund that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.



The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAI.

   Appendix A -- Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.



BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of a Fund's total assets must be repaid prior to the purchase of portfolio securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.



COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: The Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: The Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options), and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. Government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.



The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.


ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.



MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.



OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into repurchase agreements jointly with other investment portfolios of Nations Fund.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law. The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Prospectus


                                  INVESTOR C SHARES
                                   OCTOBER 15, 1996



This Prospectus describes NATIONS MANAGED INDEX
FUND and NATIONS MANAGED SMALLCAP INDEX FUND (the
"Funds") of Nations Fund Trust, an open-end management investment company in the Nations Fund
Family ("Nations Fund" or "Nations Fund Family").
This Prospectus describes one class of shares of the Funds -- Investor C Shares.



This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust is contained in a separate Statement of Additional
Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The SAI, dated
October 15, 1996, is incorporated by reference in its entirety into this Prospectus. NationsBanc
Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet Investment Associates,
Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the "Adviser" shall mean
NBAI and/or TradeStreet as the context may require.



SHARES OF NATIONS FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO NATIONS FUND, FOR WHICH
THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR
NATIONS FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


                                                     Nations
                                                     Managed
                                                     Index Fund
                                                     Nations
                                                     Managed SmallCap
                                                     Index Fund





                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Fund
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255
                                                     NATIONS FUND

NF-96696-1096

                             Table  Of  Contents


About The Funds



                             Prospectus Summary                                3

                             Expenses Summary                                  4


                             Objectives                                        5



                             How The Objectives Are Pursued                    5



                             How Performance Is Shown                          9



                             How The Funds Are Managed                        10



                             Organization And History                         13


About Your Investment


                             How To Buy Shares                                14



                             How To Redeem Shares                             15



                             How To Exchange Shares                           17



                             Shareholder Servicing And Distribution Plans     18



                             How The Funds Value Their Shares                 19



                             How Dividends And Distributions are Made; Tax
                             Information                                      20



                             Appendix A -- Portfolio Securities               21





                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.


(Bullet) INVESTMENT OBJECTIVES AND POLICIES:



         (BULLET) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



         (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



         (Bullet) When consistent with the Funds' objectives, the Funds will employ various techniques to manage capital gain distributions.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 43 investment company portfolios in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Managed Index Fund and Nations
         Managed SmallCap Index Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Funds, there is no assurance that it will be able to do so. Investments in the Funds are not insured against loss of principal. Investments by the Funds in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Funds hold may decline over short or even extended periods. Certain of the Funds' permissible investments may constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Investor C Shares of the indicated Fund over specified periods.


INVESTOR C SHARES



                                                                                                 Nations            Nations
                                                                                                 Managed            Managed
                                                                                                  Index            SmallCap
SHAREHOLDER TRANSACTION EXPENSES                                                                  Fund            Index Fund
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                          None               None
Maximum Deferred Sales Charge (as a percentage of the lower of the original purchase price
  or redemption proceeds)                                                                            .50%               .50%


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


Management Fees (After Fee Waivers)                                                                  .30%              0.30%
Rule 12b-1 Fees (After Fee Waivers)                                                                  .25%              0.25%
Shareholder Servicing Fees                                                                           .25%              0.25%
Other Expenses                                                                                       .20%              0.20%
Total Operating Expenses (After Fee Waivers)                                                        1.00%              1.00%



EXAMPLES:



You would pay the following expenses on a $1,000 investment in Investor C Shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period.




                                                                                                  Nations              Nations
                                                                                                  Managed              Managed
                                                                                                   Index              SmallCap
                                                                                                   Fund              Index Fund
1 Year                                                                                           $      10            $      10
3 Years                                                                                          $      32            $      32



You would pay the following expenses on a $1,000 investment in Investor C Shares of the Funds, assuming a 5% annual return but no redemption.




                                                                                                  Nations              Nations
                                                                                                  Managed              Managed
                                                                                                   Index              SmallCap
                                                                                                   Fund              Index Fund
1 Year                                                                                           $      10            $      10
3 Years                                                                                          $      32            $      32

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares will bear either directly or indirectly. The figures in the above tables are based on estimates for the fiscal year and have been restated as necessary to reflect anticipated fee waivers. There is no assurance that any fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plan."



Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" would be .50%, .75% and 1.20%, respectively, for both Nations Managed Index Fund and Nations Managed SmallCap Index Fund.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


   Objectives



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



   How The Objectives Are Pursued



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")1. The S&P 500 Index is a value weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. Each stock is assigned a ranking from one to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the Index.



(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the Index, depending on the amount of stock outstanding and its current price.



In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government obligations, ("U.S. Government Obligations") and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index")2. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to

(2) "Standard & Poor's 600" is a registered service mark of S&P.

others in the same industry. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then screens out the lower rated stocks resulting in a portfolio of approximately 450-500 holdings that capture the investment characteristics of the Index.


In addition, when consistent with the Fund's investment objective, the Fund will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the multi-factor valuation model discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.


Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance.



The inclusion of a stock in the S&P 500 Index or the S&P SmallCap 600 Index in no way implies that S&P believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P without regard to the Funds. S&P is neither a sponsor of, nor in any way affiliated with, the Funds, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each Fund will not exceed 25%.



RISK CONSIDERATIONS: Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.



Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods.



Certain of the Funds' permissible investments may constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."



The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year-to-year.



INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without a vote of the Fund's shareholders. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.


   How Performance Is Shown


From time to time the Funds may advertise the total return and yield on a class of shares. BOTH TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.



"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.



Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS INDICATED THROUGH SEPTEMBER 30, 1996*




                                                        Since
                    One        Three        Five      Inception
                    Year        Year        Year     (12/31/88)**
Enhanced Equity
  Index Common
  Trust Fund       19.78%      16.91%      14.90%      16.03%
S&P 500 Index      20.33%      17.40%      15.21%      15.79%
Lipper Equity+     19.77%      16.90%      14.70%      15.18%
Index Funds
  Average



ANNUAL TOTAL RETURNS*




                      Enhanced                     Lipper
                    Equity Index                Equity Index
                    Common Trust      S&P          Funds
Year                    Fund       500 Index      Average+
1989                    34.12%        31.55%        30.58%
1990                    -1.52%        -3.15%        -3.57%
1991                    31.72%        30.56%        29.65%
1992                     5.52%         7.64%         7.12%
1993                    10.47%         9.99%         9.52%
1994                     0.69%         1.31%         0.90%
1995                    37.66%        37.45%        36.82%

TOTAL RETURNS FOR THE PERIODS INDICATED
THROUGH SEPTEMBER 30, 1996*




                                                   Since
                                    Year-To-     Inception
                    Three Month       Date       (10/1/95)
Enhanced Small Cap
  Equity Index
  Common Trust
  Fund                 4.35%         16.33%        17.25%
S&P 600 Index          3.21%         14.79%        15.31%



 * The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



 +The Lipper Equity Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Investor C Shares, the Funds offer Primary A, Primary B and Investor A Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your selling agent.



   How The Funds Are Managed


The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.

Nations Fund and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of Nations Fund Trust's Board of Trustees, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship. For the services provided and expenses assumed pursuant to an Investment Advisory Agreement, NBAI is entitled to receive an advisory fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of each Fund.



From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.



For the services provided and the expenses assumed pursuant to a Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for Nations Managed SmallCap Index Fund since its inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Morrison & Foerster LLP, counsel to Nations Fund and special counsel to NationsBank, has advised Nations Fund and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Fund pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at an annual rate of up to 0.10% of each Fund's average daily net assets.



NationsBank serves as sub-administrator for Nations Fund pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of 0.01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. Nations Fund has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor C Shares of the Funds. See "Shareholder Servicing And Distribution Plan."



NationsBank of Texas, N.A. (the "Custodian") serves as custodian for the Funds. The Custodian is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Fund, (ii) $10.00 per repurchase collateral transaction by such Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving such Fund.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Fund. Its address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor C Shares, are deducted from accrued income before dividends are declared. The Funds' expenses include, but are not limited to: fees paid to the Adviser, NationsBank, Stephens and First Data; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, NationsBank, Stephens or First Data under their respective agreements with Nations Fund; and any extraordinary expenses. Investor C Shares bear certain class specific retail transfer agency expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or in such other manner as the Board of Trustees deems appropriate.

   Organization And History


The Funds are members of the Nations Fund Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently consists of more than 43 distinct investment portfolios and total assets in excess of $18 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. This Prospectus relates only to the Investor C Shares of Nations Managed Index Fund and Nations Managed SmallCap Index Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Fund at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.


As of October 15, 1996, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of certain classes of shares of Nations Fund Trust and therefore could be considered to be a controlling person of these classes and series of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Fund ("Servicing Agents") and/or a Sales Support Agreement") with Stephens ("Selling Agents").


There is a minimum initial investment of $1,000, except that the minimum initial investment is:

(Bullet) $500 for "IRA" investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs") or salary reduction-Individual Retirement Account ("SAR-IRAs"). However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Fund reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.

Investor C Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Fund may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


Nations Fund reserves the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor C Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Fund.

SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank to his/her Fund account. Transfers will occur on or about the 15th and/or 30th day of the applicable month. The systematic investment amount may be in any amount from $25 to $100,000. For more information concerning the SIP, contact your Agent.


TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Fund and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Fund requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Fund reserves the right to record all telephone conversations.

   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable Contingent Deferred Sales Charge ("CDSC"). The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Fund. Except for any CDSC which may be applicable upon redemption of Investor C Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Fund may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Fund also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Fund have previously been made. Nations Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers, Investor C Shares of the Funds that are redeemed within one year of the date of purchase may be subject to a CDSC equal to 0.50% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to
Section 72(t)(2) of the Code, (iii) effected pursuant to Nations Fund's right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (iv) in connection with the combination of Nations Fund with any other registered investment company by merger, acquisition of assets or by any other transaction, and (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC. Nations Fund may terminate any waiver of the CDSC by providing notice in the Funds' Prospectus, but any such termination would affect only shares purchased after such termination.

Within 120 days after a redemption of Investor C Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.


AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor C Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Fund at any time.

   How To Exchange Shares

The exchange feature enables a shareholder of Investor C Shares of a Nations Fund non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Fund or Investor D Shares of any Nations Fund money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

No CDSC will be imposed in connection with an exchange of Investor C Shares that meets the requirements discussed in this section.

If a shareholder acquired Investor C Shares of a Nations Fund non-money market fund or Investor D Shares of a Nations Fund money market fund through an exchange, the CDSC applicable to the original shares purchased will be applied to any redemption of the acquired shares. Additionally, when an investor exchanges Investor C Shares of a Nations Fund non-money market fund for shares of the same class of another non-money market fund or Investor D Shares of any money market fund of Nations Fund, the remaining period of time (if any) that the CDSC is in effect will be computed from the time of the initial purchase of the previously held Investor C Shares.

AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Nations Fund to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent.


GENERAL: The Funds and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), absent unusual circumstances.


The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchange through the AEF). Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.

   Shareholder Servicing And Distribution
   Plans


Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor C Shares.


The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.

Nations Fund and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.


The Trustees also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares.



The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of

Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.

Nations Fund may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

Nations Fund understands that Agents may charge fees to their Customers who are the owners of Investor C Shares for various services provided in connection with Customers' accounts. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Fund. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Fund and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 0.75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.



   How The Funds Value Their Shares



The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Even though the Funds seek to manage taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Dividends from net investment income are declared and paid each calendar quarter by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually.



Investor C Shares of the Funds are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.



Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares.



Corporate investors in a Fund may be entitled to the dividends-received deduction on all or a portion of such Fund's dividends.



Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.


Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Fund to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Fund and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Fund that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.



The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAI.


   Appendix A -- Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.



BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: The Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: The Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options), and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. Government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into repurchase agreements jointly with other investment portfolios of Nations Fund.

SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets.


U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law. The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

                              NATIONS FUND TRUST

                       Statement of Additional Information

                      Nations Government Money Market Fund
                             Nations Tax Exempt Fund
                               Nations Value Fund
                           Nations Capital Growth Fund
                          Nations Emerging Growth Fund
                            Nations Equity Index Fund
                           Nations Managed Index Fund
                       Nations Managed SmallCap Index Fund
                         Nations Disciplined Equity Fund
                          Nations Balanced Assets Fund
                   Nations Short-Intermediate Government Fund
                         Nations Short-Term Income Fund
                         Nations Diversified Income Fund
                       Nations Strategic Fixed Income Fund
                          Nations Municipal Income Fund
                    Nations Short-Term Municipal Income Fund
                    Nations Intermediate Municipal Bond Fund
                Nations Florida Intermediate Municipal Bond Fund
                       Nations Florida Municipal Bond Fund
                Nations Georgia Intermediate Municipal Bond Fund
                       Nations Georgia Municipal Bond Fund
                Nations Maryland Intermediate Municipal Bond Fund
                      Nations Maryland Municipal Bond Fund
             Nations North Carolina Intermediate Municipal Bond Fund
                   Nations North Carolina Municipal Bond Fund
             Nations South Carolina Intermediate Municipal Bond Fund
                   Nations South Carolina Municipal Bond Fund
               Nations Tennessee Intermediate Municipal Bond Fund
                      Nations Tennessee Municipal Bond Fund
                 Nations Texas Intermediate Municipal Bond Fund
                        Nations Texas Municipal Bond Fund
                Nations Virginia Intermediate Municipal Bond Fund
                      Nations Virginia Municipal Bond Fund

                       Investor Shares and Primary Shares
                                  July 31, 1996
                        Supplemented on November 7, 1996

         This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed thirty-one investment portfolios of Nations Fund Trust (individually, a "Fund" and collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the aforementioned Funds related to the class or series of shares in which one is interested, dated July 31, 1996 (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Fund, c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at 1-800-321-7854.

                                TABLE OF CONTENTS


                                                                           Page

INTRODUCTION..............................................................   1

FUND TRANSACTIONS AND BROKERAGE ..........................................   2

ADDITIONAL INFORMATION ON FUND INVESTMENTS................................   6
         Asset Backed Securities..........................................   6
         Commercial Instruments...........................................   10
         Repurchase Agreements............................................   11
         Reverse Repurchase Agreements....................................   11
         Lending Securities...............................................   11
         American Depositary Receipts.....................................   12
         Futures, Options and Other Derivative
               Instruments................................................   12
         When-Issued Purchases and Forward
               Commitments................................................   17
         Municipal Securities.............................................   17
         Insured Municipal Securities.....................................   45
         Real Estate Investment Trusts....................................   45
         Guaranteed Investment Contracts..................................   46
         Variable- and Floating- Rate
               Instruments................................................   46
         Stand-by Commitments.............................................   47
         Variable- and Floating-Rate Government
               Securities.................................................   48
         Lower Rated Debt Securities......................................   48
         Dollar Roll Transactions.........................................   50
         Foreign Currency Transactions....................................   50
         Interest Rate Transactions.......................................   51
         Illiquid Securities..............................................   52
         Other Securities.................................................   52
         Additional Investment Limitations................................   53

NET ASSET VALUE ..........................................................   55
         Money Market Funds...............................................   55
         Non-Money Market Funds...........................................   56
         Exchange Privilege...............................................   57

DESCRIPTION OF SHARES ....................................................   58
         Dividends and Distributions......................................   59

ADDITIONAL INFORMATION CONCERNING TAXES ..................................   60
         Federal Taxes - In General.......................................   60

         Excise Tax on Regulated Investment
               Companies..................................................   63
         Sale or Redemption of Shares.....................................   64
         Investment Strategy..............................................   65
         Tax Rates........................................................   65
         Foreign Shareholders.............................................   65
         Special Tax Considerations Pertaining to the Value,
               Capital Growth, Emerging Growth, Equity Index, Disciplined Equity, Managed Index, Balanced Assets, Short-Intermediate Government, Short-Term Income, Diversified Income and
               Strategic Fixed Income Funds ..............................   66
         Special Tax Considerations Pertaining to the Municipal
               Income, Short-Term Municipal Income, Intermediate
               Municipal Bond, State Intermediate Municipal Bond
               and the State Municipal Bond Funds.........................   67

TRUSTEES AND OFFICERS ....................................................   71
         Nations Funds Retirement Plan....................................   75
         Nations Funds Deferred Compensation Plan.........................   75
         Compensation Table...............................................   76
         Shareholder and Trustee Liability................................   77

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING, SHAREHOLDER ADMINISTRATION AND
  DISTRIBUTION AGREEMENTS ................................................   77
         Investment Adviser...............................................   77
         Investment Styles................................................   85
         Administrator and Co-Administrator...............................   89
         Custodian and Transfer Agent.....................................   92
         Shareholder Servicing Agreements
               (Primary B Shares Only)....................................   93
         Shareholder Administration Plan
               (Primary B Shares Only)....................................   94
         Distribution Plans and Shareholder
              Servicing Arrangements for Investor Shares..................   95

DISTRIBUTOR ..............................................................   109

INDEPENDENT ACCOUNTANT AND REPORTS........................................   110

COUNSEL...................................................................   110

ADDITIONAL INFORMATION ON PERFORMANCE ....................................   110
         Yield Calculations...............................................   110
         Total Return Calculations........................................   123

MISCELLANEOUS ............................................................   134
         Certain Record Holders...........................................   134

SCHEDULE A................................................................   A-1

SCHEDULE B................................................................   B-1

SCHEDULE C................................................................   C-1

                                  INTRODUCTION

         Nations Fund Trust ("Trust") was organized on May 6, 1985 under the name "MarketMaster Trust," and in March 1992 changed its name to "Nations Fund," and in September 1992 changed its name to "Nations Fund Trust." The Trust's fiscal year end is March 31; prior to 1996, the Trust's fiscal year end was November 30. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is a
sub-investment adviser. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.

         Nations Fund Trust currently consists of thirty-two different investment portfolios. This SAI pertains to the Primary A (formerly called Trust
A), Primary B (formerly called Trust B), Investor A, Investor B, Investor C and Daily (formerly called Investor D) Shares of the following investment portfolios of Nations Fund Trust: Nations Government Money Market Fund ("Government Money Market Fund") and Nations Tax Exempt Fund ("Tax Exempt Fund") (collectively, the "Money Market Funds") and the Primary A, Primary B, Investor A, Investor C and Investor N Shares of Nations Value Fund ("Value Fund"), Nations Capital Growth Fund ("Capital Growth Fund"), Nations Emerging Growth Fund ("Emerging Growth Fund"), Nations Equity Index Fund ("Equity Index Fund"), Nations Managed Index Fund ("Managed Index Fund"), Nations Managed SmallCap Index Fund ("Managed SmallCap Index Fund"), Nations Disciplined Equity Fund ("Disciplined Equity Fund"), Nations Balanced Assets Fund ("Balanced Assets Fund"), Nations Short-Intermediate Government Fund ("Short-Intermediate Government Fund"),
Nations Municipal Income Fund ("Municipal Income Fund"), Nations Short-Term Municipal Income Fund ("Short-Term Municipal Income Fund"), Nations Intermediate Municipal Bond Fund ("Intermediate Municipal Bond Fund"), Nations Short-Term Income Fund ("Short-Term Income Fund"), Nations Diversified Income Fund ("Diversified Income Fund"), Nations Strategic Fixed Income Fund ("Strategic Fixed Income Fund"), Nations Florida Intermediate Municipal Bond Fund ("Florida Intermediate Municipal Bond Fund"), Nations Georgia Intermediate Municipal Bond Fund ("Georgia Intermediate Municipal Bond Fund"), Nations Maryland Intermediate Municipal Bond Fund ("Maryland Intermediate Municipal Bond Fund"), Nations North Carolina Intermediate Municipal Bond Fund ("North Carolina Intermediate Municipal Bond Fund"), Nations South Carolina Intermediate Municipal Bond Fund ("South Carolina Intermediate Municipal Bond Fund"), Nations Tennessee Intermediate Municipal Bond Fund ("Tennessee Intermediate Municipal Bond Fund"), Nations Texas Intermediate Municipal Bond Fund ("Texas Intermediate Municipal Bond Fund"), Nations Virginia Intermediate Municipal Bond Fund ("Virginia
Intermediate Municipal Bond Fund"), Nations Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), Nations Georgia Municipal Bond Fund ("Georgia Municipal Bond Fund"), Nations Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund"), Nations North Carolina Municipal Bond Fund ("North Carolina
Municipal Bond Fund"), Nations South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund"), Nations Tennessee Municipal Bond Fund ("Tennessee Municipal Bond Fund"), Nations Texas Municipal Bond Fund ("Texas Municipal Bond Fund"), and Nations Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund") (collectively, "Non-Money Market Funds," and with the Money Market Funds, the "Funds"). The Florida Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to herein as the ("State Intermediate Municipal Bond Funds"). The Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund,

Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund are sometimes collectively referred to herein as the ("State Municipal Bond Funds"). The Disciplined Equity Fund was formerly called "Nations Special Equity Fund." The Primary A Shares and Primary B Shares of the Funds are sometimes collectively referred to as "Primary Shares." The Investor A, Investor B, Investor C, Daily and Investor N Shares of the Funds are sometimes collectively referred to as "Investor Shares."

         As of the date of this SAI, no shares of the Managed Index Fund have been sold. As a result, certain financial information and performance data is not available and thus not included in this SAI.

         Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses. No investment in Primary Shares or Investor Shares should be made without first reading the related Prospectuses.


                         FUND TRANSACTIONS AND BROKERAGE

         Subject to the general supervision of the Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

         Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

         Securities purchased and sold by the Non-Money Market Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

         In executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Adviser shall consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Adviser may cause a Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The Board of Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Adviser can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. It is the opinion of the Adviser that because the broker research supplements rather than replaces their research, the receipt of such research does not tend to decrease their expenses, but tends to improve the quality of their investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of portfolio transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. It is the opinion of the Adviser that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

         Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

         The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, or the co-administrator, or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, the Trust will not give preference to correspondents of NationsBank N.A.
("NationsBank") or its affiliates with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

         Certain affiliates of NationsBank Corporation and its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by the Tax Exempt Fund, the Municipal Income Fund, the Short-Term Municipal Income Fund, the Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds (the "Tax-Free Bond Funds"). NationsBank or certain of its affiliates may serve as trustee, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Tax-Free Bond Funds may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of NationsBank is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under The Investment Company Act of 1940 (the "1940 Act"), and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to such Rule.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Each of the Funds may purchase securities from underwriting syndicates of which NationsBank or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

         NationsBank has agreed to maintain its policy and practice of conducting its trust department independently of its commercial department. In making investment recommendations for the Funds, trust department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for those Funds' accounts are customers of the commercial department. In dealing with commercial customers, the commercial department will not inquire or take into consideration whether securities of those customers are held by the Trust.

         Investment decisions for each Fund are made independently from those for the Trust's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

         During the fiscal period ended March 31, 1996, the Company did not pay brokerage commissions to NationsBanc Securities, Inc., NationsBanc Capital Markets, Inc., Nations Securities or Stephens.

         As of the fiscal period ended March 31,1996, the following Funds held the indicated amounts of securities issued by the Trust's indicated regular broker or dealer: Balanced Assets Fund -- $1,591,550 of Dean Witter, Discover & Company; Value Fund -- $5,544,000 of Paine Webber Group, Inc.; Equity Index -- $363, 881, $403,866, and $308,534 of Dean Witter, Discover & Company, Merrill Lynch and Co., Inc. and Morgan Stanley Group, Inc., respectively. As of the fiscal period ended March 31, 1996, all other Funds did not hold any securities of the Company's regular brokers or dealers.

         The indicated Fund paid aggregate brokerage commissions for the fiscal years ended November 30, 1994 and 1995 and for the fiscal period ended March 31, 1996: Balanced Assets Fund - $425,294, $439,292 and $203,960, respectively;
Capital Growth Fund - $1,819,367, $1,108,838 and $448,561, respectively; Disciplined Equity Fund - $282,046, $37,406 and $140,621, respectively; Emerging Growth Fund - $179,737, $597,940 and $191,371, respectively; Equity Index Fund - $24,399, $53,646 and $8,151 respectively; Value Fund - $2,099,352, $2,847,170 and $396,611, respectively.

         The portfolio turnover rates described in the Prospectuses are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by the cash requirements for redemptions of shares and by requirements which enable a Fund to receive certain favorable tax treatment. Fund turnover will not be a limiting factor in making portfolio decisions.


                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

Asset-Backed Securities

         In General. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage-and non-mortgage backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

         The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

         Mortgage-Backed Securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

         Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by Government National Mortgage Association ("GNMA"), by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

         The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

         The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

         Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

         Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

         Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

         The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

         The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds.

         Non-Mortgage Asset-Backed Securities. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

         The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables.

         The development of non-mortgage backed securities is at an early stage compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser, as adviser to each Fund, intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.
                                       9

Commercial Instruments

         Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or by foreign corporations and foreign commercial banks.

         Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by these Funds as previously described.

         Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable-rate master demand notes must satisfy the Adviser that criteria similar to the following are met; (a) if rated by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), the instruments are rated in the highest rating category for short-term obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser. Variable-rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser.

         Variable- and floating- rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable- or floating-rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. A Fund may invest in variable- and floating- rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

Repurchase Agreements

         The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject
to  repurchase  agreements  will  be  held  by  the  Trust's  custodian,   or
a sub-custodian, in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

Reverse Repurchase Agreements

         At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Lending Securities

         To increase return on portfolio securities, certain of the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

American Depositary Receipts

         The Non-Money Market Funds (consistent with their investment policies and objectives) may invest in American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such securities also involve certain inherent risks, including those set forth in the Prospectuses for the Funds under "Appendix A -- Foreign Securities."

Futures, Options and Other Derivative Instruments

         Certain of the Funds may purchase put and call options which are traded on a national securities exchange in an amount not exceeding 5% of its net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amount paid as premiums to the writer of the option.

         Futures Contracts and Related Options. In addition, the Adviser may determine that it would be in the interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by one of the Funds, or of securities which one of them intends to purchase. For example, a Fund may enter into transactions involving a stock or bond index futures contract, which is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks or bonds in the index is made. During the coming fiscal year, each of these Funds intends to limit its transactions in futures contracts and options thereon so that: (i) no more than 5% of a Fund's total assets would be committed to initial margin deposits or premiums on such contracts and (ii) immediately after entering into such contracts, no more than 30% of a Fund's total assets would be represented by such contracts.

         Options Trading. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by a Fund, for example, when it owns the underlying securities and put options are "covered" by the Fund, for example, when it has established a segregated account of cash, cash equivalents or securities which can be liquidated promptly to satisfy any obligation of a Fund to purchase the underlying securities. A Fund also may write combinations of puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the gross income of a Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which the Fund purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for a Fund to close out its written option positions.

         A Fund also may purchase put or call options in anticipation of changes in interest rates which may adversely affect the value of its portfolio or the prices of securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option and, unless the price of the underlying security changes sufficiently, the option may expire without value.

         A Fund may write and purchase options on securities both for hedging purposes and in an effort to increase current income. Options on securities that are written or purchased by a Fund will be traded on U.S. and foreign exchanges and over-the-counter.

         The  staff  of  the  SEC  has  taken  the   position   that   purchased
over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed applicable limitations on the amount of a Fund's assets that may be invested in illiquid securities. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the applicable SEC test regarding illiquid securities.

         As stated in the related Prospectuses, each Fund may purchase put and call options listed on a national securities exchange. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price, and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

         When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund involved for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         Futures Contracts. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or, in the case of futures contracts on indices of securities, for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying a contract are delivered by the seller and paid for by the purchaser, or on which, in the case of a stock index futures contract, an amount equal to a dollar amount multiplied by the difference between the value of a stock index at the close of the last trading day of the contract and the value of such index at the time the futures contract was originally entered into is settled between the purchaser and seller in cash. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no purchase price is paid or received at the time the contract is entered into. Instead, an amount of cash or cash equivalents, the value of which may vary but is generally equal to 2% or less of the value of the contract, must be deposited with the broker as initial deposit or "margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         At any time prior to the expiration of a futures contract, a trader may elect to close out a Fund's position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by a party is required to be paid to the exchange clearing corporation, while any profit due to a party must be delivered to it.

         Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         Options on Futures Contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         An option, whether based on a futures contract, a stock index or an equity security, becomes worthless to the holder when it expires. A position in an option may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction subject to the availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the party's profit or loss on the transaction.

         The use of futures contracts and options does involve certain transaction costs and risks. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's holdings. The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. While a Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require such Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. Income earned from transactions in futures contracts and options thereon would be treated in part as a short-term, and in part as a long-term, capital gain and, if not offset by net realized capital losses, generally would be subject to Federal income taxes.

When-Issued Purchases and Forward Commitments

         A Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When a Fund engages in these transactions, its custodian will segregate cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because a Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

         A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Municipal Securities

         Generally. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal securities may include variable- or floating- rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

         Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

         Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Funds' ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         The Funds will not invest more than 5% of their total investment assets in lease obligations that contain "non-appropriation" clauses where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and
(6) the underlying leased equipment has elements of probability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. The Funds have not imposed any percentage limitations with respect to their investment in lease obligations not subject to the "non-appropriation" risk. To the extent municipal leases are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser for each Fund will consider: (1) whether the lease can be cancelled; (2) what assurance there is that the assets represented by the lease can be sold;
(3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and (5) the legal recourse in the event of failure to appropriate.

         Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

         In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

         Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from regular Federal income tax or state income tax are rendered by counsel to the issuer or bond counsel at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for opinions relating to the validity of such issuance.

         The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands are a separate "issuer" as that term is used in the Prospectuses and this SAI. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Although the Municipal Income Fund and the State Municipal Bond Funds invest primarily in Municipal Securities with long-term maturities, the Intermediate Municipal Bond Fund and the State Intermediate Municipal Bond Funds invest primarily in Municipal Securities with intermediate-term maturities, they may also purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes, and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. The State Intermediate Municipal Bond Funds may also invest in long-term tax-exempt instruments.

         Certain types of Municipal Securities (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. Moreover, with respect to Municipal Securities issued by Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia issuers, the Trust cannot predict which legislation, if any, may be proposed in the state legislatures or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities generally, or Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia Municipal Securities specifically, for investment by one of these Funds and the liquidity and value of such portfolios. In such an event, a Fund impacted would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         The following information relating to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds supplements information relevant to each of those Funds in the related Prospectuses.

         Florida. Florida is now the fourth most populous state with an estimated 1995 population of 14,141,047. By the year 2000 population will likely exceed 15 million. Population growth has historically been driven by retirement migration with local economies weighted heavily in tourism and agriculture. Over the past twenty years, retirement, agriculture and tourism have been complemented by high technology jobs, service sector jobs and international trade. In the meantime, the three traditional industries have taken on a global character. Trade and tourism have become international and this has fueled foreign retirement migration. The character and dynamism of Florida has changed considerably in recent decades and the state is considered a bellwether indicator for the health of national economic trends.

         The health of the national economy plays an important role in Florida's fiscal soundness and economic development. During the period of strong national expansion in the mid to late 1980's, Florida's population growth reached a peak of 400,000 per year. Today, as this country enters its fifth year of economic expansion, population growth in Florida exceeds 250,000 per year.

         The emergence of Florida as one of the most populous states in the United States has placed significant pressure on state and local government to provide infrastructure and municipal and urban services. During the 1980's growth was so rapid that a significant backlog of need emerged which, today, is still being filled. Across the state, construction of new highway systems, airport expansions, local school and university systems, hospitals and jails are being put in place. Much of this growth is being funded by bonded revenues secured by the expanding real property tax base. During the ten year period ending in 1994, Florida real property values increased 70 percent from $376 billion to $641 billion. Residential property values account for nearly two thirds of all value accounting for over $400 billion in value. Despite the rapid population growth and resulting increases in improved residential properties, commercial and industrial valuations have also grown consistently. Today these values still account for 17 percent of Florida property values as they did a decade ago. There is now over $100 billion in real property value in commercial and industrial properties in Florida.

         One reason commercial and industrial values have increased is the strategic nature of the industries that have located and grown in the state. The Florida industrial base is concentrated in high technology industries such as electronics, medical equipment, laser optics, computer simulation and space travel. As a result, while defense contract spending has declined nationally by over 20 percent from 1985-1994, Florida's value of defense contracts has increased 12 percent to nearly $6 billion over the same period.

         With increasing demands for services and comparatively low taxes, Florida has experienced a rapid growth in the volume of bond debt. Because of rapid population growth however, per capita State debt remains well below the national average. In 1992, the outstanding state debt, among all states, was $1,461 per capita compared with $912 in Florida.

         Part of the focus on needs and services at the state level comes from the philosophy behind Florida's growth management legislation, passed in 1985. This legislation recognized the need to preserve Florida's unique quality of life in the face of rapid growth and development and expanding demands for physical infrastructure and social services. One of the key components of this legislation is a rule requiring infrastructure be in place concurrent with new development. In addition, the growth management legislation gave rise to the designation of developable urban areas through an update of all locally land use plans, a policy to discourage urban sprawl and a program to purchase environmentally sensitive lands.

         The Growth Management Act of 1985 and the concurrency rule has affected Florida's economic growth and development in some regions of the state and could continue to impact the economy in the future. In addition, the location of new development will be more carefully scrutinized with respect to environmental sensitivity and natural resource limitations. Growth management legislation will affect all areas of the state with varying degrees of impact depending on the specific local conditions such as, existing infrastructure capacity, local environmental constraints, and limitations on natural resources such as potable water and habitat preservation. Having now experienced ten years subject to growth management rules, it appears that The Growth Management Act of 1985 has, on balance, been beneficial. Growth management has helped improve quality of life, ease infrastructure shortfalls and focused the State agenda on preserving quality of life through growth management regulation and other state funded environmental land preservation programs.

         At the regional level, local economies within Florida perform differently according to their urban or rural qualities and level of economic diversification. The spectrum of local economies spans dense urban centers such as Miami and Tampa to rural agricultural regions of citrus, cattle ranching and sugar cane production.

         Southeast Florida includes Miami, Fort Lauderdale, West Palm Beach and the Florida Keys. This area is highly urban and economically diverse. Tourism, retirement, high technology computer manufacturing, medical industries, international trade, winter vegetable crops and sugar cane production are the prominent features of this regional economy. The area accounts for just under one-third of the state's population. Hurricane Andrew struck south Dade County in fall, 1992. Some 80,000 homes were destroyed along with local businesses. During the four years since the hurricane, approximately 80 to 90 percent of the homes have been restored. The restoration and rebuilding process is now essentially complete. Over the long term, the effects of the hurricane may speed the suburbanization of South Florida. Other factors helping to diminish agriculture locally include environmental preservation efforts in sugarcane lands, and the effect of foreign competition due to NAFTA on local winter fruit and vegetable growers.

         In Broward and Palm Beach Counties, in particular, growth management's concurrency requirements have played a significant role in limiting economic expansion as compared with other regions of the state because of the lack of infrastructure capacity. Community consensus based long range planning efforts recently have been undertaken in northern Palm Beach County. These efforts are a recognition of the pause in growth that has occurred and over time will help the area accommodate new development. More recently improved infrastructure and access in Southwest Broward has fueled development there.

         Southwest Florida has emerged as a strong growth market. Traditionally very retirement oriented, the region's economy has begun to diversify through increased employment opportunities and migration southward of citrus production. Increased employment opportunity has occurred due to the overall size of the market and improvements in infrastructure capacity, notably the completion of Interstate 75 in Collier County and the Southwest Regional Airport located in Fort Myers. The improvement in transportation access also has helped tourism and as a result indirectly buoyed population growth rates by providing exposure and increased awareness of the region as a retirement destination among visitors. The State of Florida has committed to building its tenth public university in Lee County, near the Fort Myers airport. The university will accommodate 10,000 students within a decade and provide opportunities for synergy between industry and education. Finally, recent updates to the Lee County comprehensive plan have been beneficial with respect to growth management and policy revisions that are more accommodating of future growth and development.

         Central Florida is a premier world-class resort/vacation destination. The presence of Disney World, studio theme parks and other tourist oriented recreational parks drives the Central Florida economy. While the total size of the market has grown rapidly, the economy is dependent on tourism and population growth. Locally, the tourism industry has been more stable and seen better growth over the past three decades than either the manufacturing or services section. Two additional local industry concentrations, the laser/optical research node and motion picture industries are helping to diversify the local economy. Universal Studios has announced an expansion of its motion picture and theme park facilities. Expansion began in 1995 and will employ an additional 14,000 workers when completed. Disney World has also financed and begun construction of its fourth theme park covering 500 acres and adjacent residential and commercial developments. Strong growth in tourism and large land areas available for expansion suggest this region will lead the state in population growth through the mid to late 1990s. International tourism has fueled the growth of an international retirement and second home market throughout Florida. Today, in the tourist areas of the market, one fifth of new homes built are sold to foreign retirees or vacation home owners. Places of origin include England, Germany, South America, and Puerto Rico. International retirement markets are also growing in Southwest and Southeast Florida.

         North Florida is rural in many areas. Jacksonville is the major city in North Florida. The local economy is dominated by the logging and paper industries, defense and retirement. The insurance industry also has a strong presence in Jacksonville. Growth in North Florida peaked in the mid-1980s, coinciding with the military defense buildup, prior to the full implementation of growth management legislation. As urbanization and living costs increase in the south and central parts of the state, population growth from national retirement migration sources are increasing.

         The Florida Panhandle is quite rural with reliance on tourism, defense and state government for employment opportunities. This areas of the state has the lowest per capita incomes and the smallest volume of population growth. With the uncertainty of state budget funding in recent years and continuing defense cutbacks, strong growth in this region of the state is not expected. Coastal counties, however, remain attractive to continued economic development and retirement migration because of the pristine beaches along the Gulf of Mexico.

         In general, pursuant to the Florida Constitution and certain statutory provisions, there are two basic types of obligations that may be issued in the State of Florida: general obligation bonds and revenue bonds.

         General obligation bonds are also known as full faith and credit bonds because their repayment is based on the general credit and taxing power of the borrowing government. The ad valorem tax is the most common source of revenue pledged for the repayment of general obligation bonds. Being tax-supported, general obligation bonds are typically used to finance the capital portion of tax supported general purpose governmental projects, with public buildings, roads, criminal justice facilities, and schools being the most common. Only units of local government with taxing power can levy and collect ad valorem taxes. The State of Florida has no ad valorem taxing power. General obligation bonds payable from ad valorem taxes and maturing more than twelve months (other than certain refunding bonds) after issuance may be issued to finance capital projects authorized by law and only if the issuance of such bonds is approved by the qualified electors.

         Revenue bonds are obligations of a unit of government payable solely from the revenues of a particular enterprise, such as a water and sewer system, or from the revenues derived from a particular facility or user, or from non-ad valorem revenues, such as the sales tax, or from other special funds authorized to be pledged as additional security. Revenue bonds may also be payable from non-specific revenues budgeted each year by the issuer. Unlike general obligation bonds, revenue bonds do not constitute a debt of the issuing unit or a pledge of its faith and credit, and they are not backed by the issuer's taxing power.

         A test was developed by the Florida Supreme Court for analyzing the constitutional ability of an issuer to issue revenue bonds where a significant portion of the proceeds would be used for private or non-governmental benefit. Generally, these types of securities are referred to as industrial revenue bonds or private activity bonds. Unless a particular use for the proceeds of a private activity bond has been constitutionally or legislatively sanctioned (such as multifamily and single family housing revenue bonds) or tested in the courts, a determination must be made that the project to be financed with the proceeds of the private activity bond will serve a paramount public purpose. The paramount public purpose doctrine is designed to protect public funds from being exploited in assisting or promoting private ventures when the public would be, at the most, only incidentally benefited.

         Generally, an issuer may pledge something less than all of its available non-ad valorem revenues without voter approval, subject to the parameters established by the Florida Supreme Court. The Florida Supreme Court, in Volusia v. State, 417 So.2d 968 (Fla. 1982), refused to validate capital improvement bonds which were to be used for the construction of a new jail and which were secured by a pledge of all legally available, unencumbered revenues of the county other than its ad valorem taxes, and by a further pledge to maintain the programs and projects from which the unencumbered revenues were derived. The Court held that the practical effect of such a pledge was to require increased ad valorem taxes. The Court reasoned that a general pledge of all available non-ad valorem revenues and the covenant by the issuer to maintain the source of such non-ad valorem revenues was thought to have more than a mere incidental affect on the ad valorem taxing power of an issuer, and therefore a bond referendum would be required. The Florida Supreme Court, in State v. Brevard County, 539 So.2d 461 (Fla. 1989), however, confirmed a lower court bond validation where a county's obligations to make payments under a lease-purchase arrangement were to be secured solely by non-ad valorem revenues budgeted for such purpose during any fiscal year. The arrangement did not violate the State Constitutional provision requiring voter approval in issuing the certificates of indebtedness since the County did not also covenant to maintain the programs and projects from which the non-ad valorem revenues were to be derived.

         The Florida courts have validated debt obligations commonly referred to as certificates of participation or "COPS." In a typical COPS transaction, the issuer leases either real or personal property from a special purpose corporation. The special purpose corporation assigns its rights to the lease payments to a corporate trustee who in turn issues certificates evidencing an undivided proportionate interest of the owners of such certificates to receive the lease payments. The lease payments made by the issuer may be derived from both ad valorem and non-ad valorem revenues of the issuer. Although ad valorem taxes can be used to make the lease payments, the Florida Supreme Court has held that a referendum is not required because the obligation to make lease payments is an annual obligation subject to renewal each year. If the issuing body elects not to renew its lease for the next succeeding year and therefore fails to appropriate the necessary moneys to make lease payments, the holders of the COPS would be limited to the remedies available under the lease. At least one Florida court has upheld the right of a governmental unit to not exercise the annual renewal option of its lease.

         When a mortgage, with a right of foreclosure, on real or personal property (owned by a unit of government) is given to secure a bond, the Florida courts have held that a pledge of such mortgage requires voter approval. In effect, ad valorem taxes are indirectly pledged because, as the Florida Supreme Court reasoned, the legislative body affected by such foreclosure might feel "morally compelled" to levy taxes to prevent the loss of assets through foreclosure. As a result, the majority of revenue bonds issued in the State of Florida are not additionally secured by a mortgage on the governmental property being financed. This prohibition is applicable even if the issuer has no taxing power.

         In Florida, the Division of Bond Finance has authority over the issuance of State bonds pledging the full faith and credit of the State and the issuance of revenue bonds payable solely from funds derived from sources other than State tax revenues or rents or fees paid from State tax revenues.

         Pursuant to the Florida Constitution, moneys sufficient to pay debt service on State bonds must be appropriated as the same become due. Furthermore, to the extent necessary, all State tax revenues, other than trust funds, must be available for such appropriation purposes.

         At the November 1994 general election, voters in the State approved an amendment to the Florida Constitution limiting the amount of taxes, fees, licenses and charges imposed by the State and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the State revenues allowed for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two-thirds vote of the State Legislature. The limit is effective starting with fiscal year 1995-1996. Any excess revenues generated will be deposited in the budget stabilization fund until it is fully funded and then refunded to taxpayers. Included among the categories of revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to state bonds and charges for services imposed by local, regional or school district governing bodies.

         The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed fifty percent of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust.

         State bonds pledging the full faith and credit of the State, except certain refunding bonds, generally may be issued only to finance or refinance the cost of State fixed capital outlay projects subject to approval by a vote of the electors. However, State bonds pledging the full faith and credit of the State may be issued without a referendum to finance the construction of air and water pollution control and abatement and solid waste disposal facilities to be operated by a political subdivision of the State or by an agency of the State.

         All forms of taxation other than ad valorem taxes are preempted to the State, except as provided by general law. The State is prohibited from collecting ad valorem taxes, which are taxes that are levied on real estate or tangible personal property.

         Revenue bonds may be issued by the State of Florida or its agencies without voter approval only to finance or refinance the cost of state capital projects payable solely from funds derived from sources other than state tax revenues or rents or fees paid from state tax revenues.

         Bonds issued pursuant to the State Bond Act must be validated in accordance with Florida Statutes. Once an issuer decides to finance a project with bonds issued pursuant to the State Bond Act, a bond validation proceeding is held in circuit court to determine whether the proposed bond issuance complies with Florida law. The court makes findings on the questions of whether the issuing body had the power to incur bonded debt and whether it exercised that power in accordance with the law. The court may not weigh the fiscal feasibility of the proposed bonds in the validation determination. The circuit court judgment is final on all matters, other than constitutional issues, raised at the validation hearing after time for appeal to the Supreme Court of Florida has elapsed. Refunding bonds and bonds issued to finance or refinance capital outlay projects for the system of public education are not required to be validated.

         The legislature has the power to confer on political subdivisions the power to issue bonds, notes and other forms of indebtedness, except as otherwise restricted by State and federal constitutional provisions, and such power is conferred on municipal corporations, cities, counties and a variety of other specially created districts and authorities. The bond validation process described above is also available to such units of local government. In most cases, bond validations are not statutorily mandated and many general obligation and revenue bond issues have not been validated.

         Generally, the Florida Constitution and Florida Statutes require that the budget of the State and that of the units of local government in the State be kept in balance from currently available revenues during each fiscal year. If revenues collected during a fiscal year are less than anticipated, expenditures must be reduced in order to comply with the balanced budget requirement.

         Florida Statutes provide for a statewide maximum bond interest rate which is flexible with the bond market and from which are exempted bonds rated in one of the three highest ratings by nationally recognized rating services. Nevertheless, upon request of a governmental unit, the State Board of Administration may authorize a rate of interest in excess of the maximum rate, provided relevant financial data and information relating to the sale of the bonds is submitted to the State Board.

         The Florida Sunshine Law, among other things, precludes public officials from meeting with respect to the issuance of bonds other than at duly noticed public meetings of the governmental entity. These provisions apply to all meetings of any board or commission of any State agency or authority, or of any county, municipal corporation, or political subdivision. No resolution, rule, or formal action is considered binding except as taken at such duly noticed public meetings.

         Georgia. The state government of Georgia has one of the lowest debt levels, per capita, of all states in the United States, which is reflective of the very conservative fiscal approach taken by elected state officials, even through the state has enjoyed a strong economy over the past few years.
Typically, general obligation bonds of the state are issued pursuant to the powers granted under Article VII, Section IV of the Constitution of the State of Georgia (the "Georgia Constitution"), which provides that the bonds are the direct and general obligations of the state. The key language is provided under
Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides as follows:

        "The full faith, credit and taxing power of the state are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). Such debt may be validated by judicial proceedings in the manner provided by law. Such validation shall be incontestable and conclusive."

The Georgia Constitution further mandates that the General Assembly "shall raise by taxation and appropriate each fiscal year . . . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt." The Georgia Constitution further provides for the establishment of a special trust fund which is designated the "State of Georgia General Obligation Debt Sinking Fund" which is used for the payment of annual debt service requirements on all general obligation debt.

         There are debt limitations provided under Article VII, Section IV, Paragraph II(b)-(e) of the Georgia Constitution which essentially provide that the cumulative annual debt service for both general obligation debt and guaranteed revenue debt shall not exceed 10% of the total revenue receipts, less refunds paid to the state treasury in the fiscal year immediately preceding the proposed issuance of any new debt. The Georgia Constitution prohibits state departments and agencies from circumventing the debt limitation provisions by not allowing such agencies to execute contracts which may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

         The State of Georgia may incur: "Public debt to supply a temporary deficit in the state treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which such debt is incurred." (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) Since this provision of the Constitution was enacted, there has been no temporary debt incurred by the state.

         Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution.

         The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the state budget which is considered, amended and approved by the Georgia General Assembly. On June 30, 1994 the state had a revenue shortfall reserve fund of $267,195,474. Total net revenue collections for the fiscal year ending on June 30, 1995 were $9,115,243,249, which represented a 7.9% increase over fiscal year 1994 collections of $8,444,864,060. Additionally, Georgia received in fiscal year 1995, $502,286,000 in revenue from the Georgia Lottery Corporation; all lottery revenues being earmarked for educational expenditures.

         Georgia has a very bright economic future highlighted by a $2 billion stimulus to the economy which is expected from Atlanta's hosting of the 1996 Summer Olympic Games. Manufacturing activity, particularly in the textile, apparel and carpet sectors, has increased dramatically as a result of increased home building. The real estate/construction industry appears to be emerging from a recession that had been caused by over-building of commercial office space and industrial parks in the late 1980s. In recent years, Georgia has enjoyed the economic stimulus caused by a number of major corporate relocations led by United Parcel Service of America, Inc., which moved its World Headquarters from Greenwich, Connecticut, to Atlanta. This move was followed shortly by Holiday Inn Worldwide, which moved its headquarters to Atlanta from Memphis.

         On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins, 263 Ga. 602 (1993) and held that Georgia resident federal retirees were entitled to refunds of pre-1989 taxes on federal retirement pension benefits. In response, the Governor signed H.B. 90 on February 1, 1995, permitting federal retirees who file timely claims to receive refunds for such taxes for tax years 1985-1988. Total potential liability is approximately $110,000,000 which is now being paid in four equal annual installments, the first of which occurred on October 15, 1995. The Reich case has now been dismissed.

         The United States Supreme Court in the decision of Bacchus Imports, Ltd. v. Dias, 468 U.S. 263 (1994), held that a Georgia statute assessing lower alcoholic beverage taxes against domestic producers than out-of-state producers was unconstitutional. In the wake of Bacchus, James B. Beam Distilling Company
v. State, 501 U.S. 529 (decided June 20, 1991) held that out-of-state producers had a right to assert claims for refunds for the unlawful alcohol beverage taxes levied against them, but that the enforceability of such claims would be subject to state statutes of limitations and other procedural bars. On remand, the Fulton County Superior Court held that statutes of limitations and other procedural bars would preclude Beam's recovery for refunds, where applicable. After having its writ of certiorari denied by the United States Supreme Court, Beam has filed a petition for rehearing, which has been denied. Currently, Georgia's statute of limitations (O.C.G.A. ss. 48-2-85) has run on all applicable pre-Bacchus claims for refund except for five claims currently pending, which seek tax refunds in the amount of $31,700,000, plus interest.

         Age International, Inc. v. State, Fulton County Superior Court, Civil Case Number E-3793, and Age International, Inc. v. Miller, Fulton County Superior Court, Civil Case Number E-25073 were filed by out-of-state producers of alcoholic beverages seeking (i) refunds totaling $119,000,000.00 for alcohol import taxes imposed under Georgia's post-Bacchus statute (O.C.G.A. ss. 3-4-60) and (ii) declaratory and injunctive relief. These claims account for an estimated 99% of all such taxes paid pursuant to the statute and which would not be barred by the statute of limitations. The refund cases are still pending in the trial court. The declaratory/injunctive relief case was dismissed by the District Court, such dismissal being affirmed by the Eleventh Circuit Court of Appeals; a petition for rehearing was denied therefore giving the state a favorable verdict on this issue.

         Local school boards have filed suit against Georgia in Board of Public Education for Savannah/Chatham County v. State of Georgia, United States District Court, Civil Case Number CV-490-101 and DeKalb County v. State of Georgia, State of Georgia Court of Appeals, Civil Case Number 95-9149. The local school boards have contested the manner in which desegregation policies were implemented. In Savannah/Chatham County, the Savannah Board originally sued for $30,000,000, challenging the application of state desegregation funding formulae, but the District Court approved a formula requiring a State payment of approximately

$8,900,000 through and including June 30, 1994. The local school boards appealed the decision to the Eleventh Circuit Court of Appeals. A preliminary settlement has been reached, in which the state has paid $8,925,000 and discussions continue on a proposed formula for allocating student transportation costs and additional payments may have to be made depending on the final agreement on costs accruing during the settlement negotiations. In DeKalb County, the plaintiffs filed suit for $67,500,000 on a related issue; the District Court held the funding formula was contrary to state law. The Court reduced a potential state funding obligation of $34,000,000 to approximately $28,000,000. Notices of appeal, however, have been filed with the Eleventh Circuit Court of Appeals. Approximately five school districts may file similar claims.

         Leslie K. Johnsen v. Collins, filed in Chatham County, involved constitutional challenges to Georgia's transfer ("impact") fee (O.C.G.A. ss.
40-3-31.1) was challenged under the commerce clause. This case has been voluntarily dismissed and the plaintiff has joined in a similar lawsuit which was filed in the Superior Court of Fulton County (Mueller v. Collins). The aggregate potential liability of the state is estimated to be $20,600,835 for the period from May, 1992 to February 15, 1995. Since June 7, 1995, all amounts have been paid into an escrow account and collections continue at the rate of $500,000 to $600,000 per month.

         On February 9, 1996 the Georgia General Assembly repealed the import fee statute and this has effectively eliminated the legal obligation to collect the fees. The escrow account as of February 12, 1996 contained a total of $3,813,574 which could be used to partially fund refund claims depending on the ultimate outcome of the Mueller case.

         In Daniel W. Tedder v. Marcus E. Collins, Sr., a class action was filed in the Cobb County Superior Court challenging a revenue regulation authorizing the collections on sales tax on sales of used transportation equipment where neither the buyer nor the seller was engaged in the "regular business" of buying or selling such tangible property. The trial court declared the regulation invalid. Accordingly, $21,900,000 in refunds have been paid, with a possible aggregate exposure of $30,000,000, plus interest. The revenue regulation has been rescinded.

         On September 1, 1994, the case of Buskirk and Estill v. State of Georgia, et al., was filed in the Superior Court of Fulton County Georgia, Case No. E-31547, purportedly to be filed on behalf of all "Classified employees of the State of Georgia or its agencies and departments during all or part of fiscal years 1992 through 1995, who are eligible to receive within grade pay increases and who would have received same were it not for a freeze of within grade pay increases." The case is pending and discovery completed. The Attorney General's Office believes that the State has an adequate defense to all claims, but in the event the plaintiffs are successful, the potential liability to the State for these retroactive pay raises could be as much as $295 million.

         On August 2, 1995, a petition was filed in Dekalb County Superior court (Civil Action File No. 95-10114-4) by the Lombard Corporation against Marcus Collins, Commissioner of the Georgia Department of Revenue, and Tom Scott, Tax Commissioner for Dekalb County. This petition attacks the constitutionality of the Georgia intangibles tax. In the event the intangibles tax is found to be unconstitutional, the financial impact on the State will be marginal, but city and county governments, as well as local Boards of Education, will collectively lose approximately $40 million per year in intangibles tax revenues.

         On February 21, 1996, the United States Supreme Court ruled a similar North Carolina intangibles tax facially discriminatory and unconstitutional in the case of Fulton Corporation v. Janice H. Faulkner, Secretary of Revenue of North Carolina, Case No. 94-1239. It is expected that the judicial ruling in the Lombard case will follow this United States Supreme Court decision, and the Georgia intangibles tax will be found to be unconstitutional. There is a chance that the Court in the Lombard case will sever the intrastate exemption for stock owned in Georgia corporations, and uphold the balance of the intangibles tax stature.

         The above-referenced information is based on available public documents and oral representations made by officials at the State Attorney General's Office, the Georgia Department of Revenue and contained in the Significant Contingent Liability representation made in a recent Preliminary Official Statement accompanying a September 1995 State of Georgia General Obligation Bond issue.

         Maryland. The public indebtedness of the State of Maryland and its instrumentalities is divided into three basic categories. The State issues general obligation bonds, to the payment of which the State ad valorem property tax is exclusively pledged, for capital improvements and for various State-sponsored projects. The Maryland Department of Transportation issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities issue obligations payable solely from specific non-tax, enterprise fund revenues, and for which the State has no liability and has given no moral obligation assurance. The State and certain of its agencies also have entered into a variety of lease purchase agreements to finance the acquisition of capital assets. These lease agreements specify that payments thereunder are subject to annual appropriation by the General Assembly.

         At least since the end of the Civil War, the State has paid the principal of and interest on its general obligation bonds when due. Neither the Maryland Constitution nor the public general laws of Maryland impose any general debt limit. Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100 million, the State in the past has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

         The State Constitution prohibits the contracting of State debt unless authorized by a law providing for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of debt issuance. The Constitution also provides that the taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. As a matter of practice, general obligation bonds, other than small denomination bonds and refunding bonds, are issued to mature in serial installments designed to provide payment of interest only during the first two years and an approximately level annual amortization of principal and interest over the remaining years.

         The State has financed and expects to continue to finance the construction and acquisition of various facilities and equipment through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments. These transactions are subject to approval by the Board of Public Works.

         1994 Budget -- On April 5, 1993 the General Assembly approved the Budget for fiscal year 1994. The 1994 Budget Program of $12.5 billion is 3.4% above the spending level for 1993. The 1994 Budget does not include any funds for employee cost-of-living increases or selective salary adjustments, but does include funds for employee in-grade salary increments. The Budget does not include any proposed expenditures dependent upon additional revenue from new or broad-based taxes; the only additional revenues are to be derived from fees in the health care and insurance regulation areas.

         The operating budget for fiscal year 1994 is to be funded with $6,499 million in general funds, $3,221 million in special and higher education funds, and $2,752 million in federal funds. The 1994 Budget, according to the Department of Fiscal Services, is within the spending level recommended by the Spending Affordability Committee.

         1995 Budget -- On April 5, 1994,  the  General  Assembly  approved  the budget for fiscal  year 1995.  The Budget  includes,  among  other  things:  (i)
sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarily recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice;
(iii) sufficient general funds for the Annuity Bond Fund to maintain the State property tax rate at 21(cent) per $100 of assessed valuation; (iv) $2.6 billion in aid to local governments (reflecting a $102.4 million increase over 1994 that provides for substantial increases in education, health, and police aid); (v) a $20 million general fund appropriation to the Dedicated Purpose Account of the State Reserve Fund to reduce the liabilities for the State Employee Health Insurance program; and (vi) $104.8 million in general fund deficiency appropriations for fiscal year 1994, of which $60.5 million is an appropriation to the Revenue Stabilization Account of the State Reserve Fund as previously mandated by the General Assembly. The Budget includes $59.6 million in general funds for a 3% employee cost-of-living adjustment with a minimum increase of $800 per employee.

         The operating budget is to be funded with $6,886 million in general funds, $2,396 million in special funds, $1,154 in higher education funds, and $2,935 million in federal funds.

         The State's fiscal year 1995 capital program is to be funded with $380 million in general obligation bonds, $54.6 million in general funds appropriated in the operating budget, $943.9 million in special and federal funds (of which $774.6 million is appropriated to the Department of Transportation), $201.7 million in revenue bonds, and $23.5 million in reappropriated prior years' capital appropriations. The general obligation bond financed program includes $170 million for State facilities, $82 million for the construction and renovation of local elementary and secondary schools, and $128 million for various other grants and loan projects.

         When the 1995 budget was enacted, it was estimated that the general fund surplus on a budgetary basis at June 30, 1995, would be approximately $9.7 million; the current estimate is $49.5 million, which reflects the actual general fund surplus on a budgetary basis at June 30, 1994, of $60.0 million. In addition, it is currently estimated that the balance in the Revenue Stabilization Account of the State Reserve fund at June 30, 1995, will be $223.6 million. Current statute requires the Governor to include as part of the budget submitted at the 1995 Session of the General Assembly an appropriation in an amount equivalent to the general fund surplus at June 30, 1994. The estimates of the general fund surplus and balance in the Revenue Stabilization Account at June 30, 1995, assume that the required appropriation will be effective July 1, 1995.

         1996 Budget--On April 1, 1995, the General Assembly approved the Budget for fiscal year 1996. The Budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarily recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice; (iii) sufficient general funds for the Annuity Bond Fund to maintain the State property tax rate at $0.21 per $100 of assessed valuation; (iv) $2.8 billion in aid to local governments (reflecting a $161 million increase over fiscal year 1995 that provides for substantial increases in education, health, and police aid); (v) a $270 million general fund appropriation to the State Reserve Fund, $200 million of which is appropriated to the Revenue Stabilization Account; and
(vi) $134.1 million in general fund deficiency appropriations for fiscal year 1995, of which $60 million is an appropriation to the Revenue Stabilization Account of the State Reserve Fund as previously mandated by the General Assembly. The Budget also includes $39 million in general funds for a 2% employee cost-of-living adjustment.

         The operating budget for fiscal year 1996 is to be funded with $7,394 million in general funds, $3,918 million in special and higher education funds, and $3,299 million in federal funds.

         The State's fiscal year 1996 capital program is proposed to be funded with $390 million in general obligation bonds, $93.5 million in general funds appropriated in the operating budget, $1,244.6 in special and federal funds (of which $1,055.2 is appropriated to the Department of Transportation), $131.9 million in revenue bonds, and $21.0 million in reappropriated prior years' capital appropriations. The proposed general obligation bond financed program includes $152 million for State facilities, $83 million for the construction and renovation of local elementary and secondary schools, and $155 million for various other grants and loan projects.

         When the 1996 Budget was enacted, it was estimated that the general fund surplus on a budgetary basis at June 30, 1996, would be approximately $7.8 million; it is currently estimated to be $1.0 million. At its December 12, 1995, meeting, the Board of Revenue Estimates lowered the estimate of fiscal year 1996 general fund revenues by $92 million. The Governor has proposed a plan to address this change that principally includes: (1) additional reversions for Medicaid and Nonpublic Special Education Placements of $22 million; (2) reduction of current general fund appropriations of $26 million; (3) transfer from the Revenue Stabilization Account of $18 million; and (4) use of unanticipated fiscal year 1995 surplus of $26 million. It is anticipated that the balance of the Revenue Stabilization Account after the transfer at June 30, 1996, will be $500 million.

         The Adviser believes that the information summarized above describes some of the more significant matters relating to the Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund. The sources of the information are the official statements of issuers located in Maryland, other publicly available documents, and oral statements from various state agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

         North Carolina. The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the fiscal period plus any surplus remaining in the State Treasury at the beginning of the period. The State operates on a fiscal year ending June 30th.

         Economic growth in North Carolina continued in 1995, although at a somewhat slower pace than in recent years. The total real (inflation-adjusted) output of goods and services in North Carolina is estimated to have increased 3.6% in 1995, which is lower than in 1994 and 1993. Despite the slower growth rate, however, the State's overall economic performance in 1995 exceeded that of the nation. In addition, it is forecasted that North Carolina will have added approximately 70,000 jobs during 1995. This number is smaller than in recent years and again reflects a slowing of the pace of economic growth. The State's inflation rate remained moderate in 1995. North Carolina is expected to continue the pattern of slower economic growth in 1996, with the real output of goods and services in North Carolina increasing between 2.5% and 3% in 1996.

         The fund balance of the State's General Fund grew by $124 million in 1995. The growth in tax and other revenues exceeded expectations in 1995, which directly contributed to the strong condition of the General Fund at fiscal year end. Nevertheless, upward actuarial revisions in net projected Medicaid liabilities of approximately $31 million, and cuts of approximately $73 million to individual income tax revenues, were reflected in the balance sheet of June 30, 1995. At that date, the fund balance of the General Fund was $1,024.6 million, as compared to a $900.6 million balance at June 30, 1994. The budgets for the 1995-96 and 1996-97 fiscal years project an ending balance for the General Fund of $630.3 million and $824.4 million, respectively.

         The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the Opinion of the Department of State Treasurer, however, any such loss of revenue or expenditure would not materially adversely affect the State's ability to meet its financial obligations.

         Leandro, et al. v. State of North Carolina and State Board of Education. On May 25, 1994, students and boards of education in five counties filed suit requesting a declaration that the public education system of North Carolina violates the State constitution by failing to provide adequate or substantially equal education opportunities, and by denying due process of law. The defendants' motion to dismiss was denied and the ruling was appealed. The North Carolina Court of Appeals heard oral argument in late January 1996, and a ruling is expected later this year.

         Francisco case. On August 10, 1994, a class action lawsuit was filed against the Superintendent of Public Instruction and the State Board of Education on behalf of a class of parents and their children who are characterized as limited English proficient. The complaint alleges that the State has failed to provide funding for the education of these students and has failed to supervise local school systems in administering programs for them. The complaint asks the Court to order the defendants to fund a comprehensive program to ensure equal educational opportunities for limited English proficient children. Discovery is underway but no trial date has been set.

         Swanson case. In Davis v. Michigan (1989), the U.S. Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively beginning with the 1989 tax year. Following Davis, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The North Carolina Department of Revenue's estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991 the North Carolina Supreme Court ruled in favor of the State in the state court action. In 1993 the U.S. Supreme Court vacated that decision and remanded the case to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. Plaintiffs petitioned the U.S. Supreme Court for review of that decision, but the U.S. Supreme Court denied their petition. The U.S. District Court has ruled in favor of the defendants in the federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the U.S. Court of Appeals, which upheld the lower federal court's ruling.

         An additional lawsuit was filed in mid-1995 in state court by federal pensioners seeking to recover state income taxes paid on federal retirement benefits. This case grew out of the claims made by the federal pensioners in the original Swanson federal case. In the new lawsuit, the plaintiffs allege that, when the state granted an increase in retirement benefits to state retirees in the same legislation that equalized tax treatment between state and federal retirees, the increased benefits to state retirees constituted an indirect violation of Davis. The suit seeks a refund of taxes paid by federal retirees on federal retirement benefits received in the years 1989-93 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. This case has been stayed pending the outcome in Bailey (see below).

         Bailey case. State and local government retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the U.S. Supreme Court denied review. In the 1992 many of the same plaintiffs filed a new lawsuit alleging essentially the same claims. The case went to trial in March of 1995.

         On May 31, 1995, the court issued an order ruling in favor of the plaintiffs. The court found that the repeal of the tax exemption on state and local government retirement benefits was null, void and unenforceable and that retirement benefits vested before 1989 are exempt from taxation. The North Carolina Attorney General has appealed the order, and it estimates that the amount in controversy is approximately $40-45 million annually for the tax years 1989-91. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund for claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the trial court is upheld, its provisions would apply prospectively to prevent future taxation of state and local government retirement funds that were vested before August 1989.

         Faulkenbury v. Teachers' and State Employees'  Retirement System, Peele
v. Teachers' and State Employees' Retirement System, and Woodard v. Local Governmental Employees' Retirement System. Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights and violation of state constitutional and statutory rights. The State estimates that the cost in damages and higher prospective benefit payments to plaintiffs and class members may amount to $50 million or more in Faulkenbury, $50 million in Peele and $15 million or more in Woodard. Upon review in Faulkenbury, the North Carolina Court of Appeals and the North Carolina Supreme Court have held that the claims made in Faulkenbury, which are substantially similar to those in Peele and Woodard, for breach of fiduciary duty and violation of federal constitutional rights brought under the Federal Civil Rights Act, either do not state a cause of action or are otherwise barred by the statute of limitations. In 1994 plaintiffs took voluntary dismissals of their claims for impairment of contract rights in violation of the U.S. Constitution and filed new actions in federal court asserting the same claims along with claims for violation of constitutional rights in the taxation of retirement benefits. The remaining State court claims in all of the cases were scheduled to be heard in May, 1995, and the trial court ruled against the defendants. The defendants have given notice of appeal. The federal actions have been stayed pending resolution of the State claims.

         Fulton Case. The State's intangible personal property tax levied on certain shares of stock has been challenged by the plaintiff on the grounds that it violates the U.S. Constitution's commerce clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action is a North Carolina corporation that paid the tax on stock it owned in companies that did all or part of their business outside the State. Plaintiff seeks to invalidate the tax in its entirety and to recover tax paid on the value of its shares in such corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year; however, the North Carolina Supreme Court reversed the Court of Appeals and reinstated the trial court's ruling, which had upheld the tax as constitutional, including the taxable percentage deduction. The plaintiffs' petition for certiorari to the U.S. Supreme Court was granted, and on February 21, 1996, the U.S. Supreme Court declared the State's intangibles tax to be unconstitutional under the commerce clause and remanded the case to the North Carolina Supreme Court for its determination of the appropriate remedy for taxes improperly collected in years prior to the repeal of the tax.

         The Adviser believes that the information summarized above describes some of the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund. The sources of the information are the official statements of the Department of State Treasurer of North Carolina, other publicly available documents and oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

         South Carolina. The South Carolina Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly.

         The State Constitution requires a General Reserve fund that equals three percent of General Fund Revenue for the latest completed fiscal year. When deficits have occurred, the State has funded them out of the General Reserve Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund Reserve for the latest completed fiscal year. The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year's appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriations. If it is determined that a fiscal year had ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

         After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.

         The State  operates on a fiscal year  beginning  July 1 and ending June
30. For the fiscal year ended June 30, 1995, the State had a budgetary surplus of $393,000,000, and the Capital Reserve Fund and General Reserve Fund were fully funded at the combined 5% level. The South Carolina General Assembly recently passed the Fiscal Year 1995-96 Appropriations Act that enacted a balanced budget where most of the new revenue was allocated to property tax relief and education.

         A class action lawsuit, Bass v. State of South Carolina, questioning the State's tax treatment of federal retirement benefits for the tax years 1985, 1986, 1987 and 1988, has been settled by agreement of the parties and approved by the Circuit Court of the State. The time for appeal has expired. In addition, the General Assembly authorized the payment of up to $85,000,000 to the members of the class and approximately $77,000,000 has been paid. The General Assembly, during the 1994 Session, enacted legislation which extended the time for filing claims until August 8, 1994. The State, in October 1995, paid approximately $11,700,000, and in October 1996, will pay approximately $11,500,000, for claims filed during the extended period, which will conclude the State's obligation.

         The Adviser believes that the information summarized above described some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

         Tennessee. The Constitution of the State of Tennessee forbids the expenditure of the proceeds of any debt obligation for a purpose other than the purpose for which it was authorized by statute. The Constitution also forbids the authorization of any debt obligation, except as shall be repaid within the fiscal year of issuance, for current operation of any state service or program. Under Tennessee law, the term of the State's bonds cannot exceed the life of the projects being financed. Furthermore, the amount of debt obligations of the State of Tennessee cannot exceed the amount authorized by the Tennessee General Assembly. The procedure for funding State of Tennessee debt is provided by Chapter 9 of Title 9, Tennessee Code Annotated. The Funding Board of the State of Tennessee is the entity authorized to issue general obligation indebtedness of the State of Tennessee. Pursuant to Section 9-9-106, Tennessee Code Annotated, the Funding Board of the State of Tennessee has a lien on the taxes, fees and revenues from certain designated revenue sources for the full amount required to service the State's general obligation indebtedness. Certain other agencies and authorities in Tennessee issue obligations, payable solely from specific non-tax enterprise fund revenues and which are not debts or liabilities of the State of Tennessee nor is the full faith and credit pledged to the payment thereof.

         Under current state statutes, the State of Tennessee's general obligation bonded debt issuances are subject to an annual legal debt service limitation based on a pledged portion of certain current year revenues. As of June 30, 1995, the State of Tennessee's annual legal debt service limit of $374 million was well above the debt service required of $112 million, with a legal debt service margin of $262 million. Debt per capita equaled $128, and the ratio of net general long-term bonded debt to assessed property valuation was 1.25 percent.

         The Constitution of the State of Tennessee requires a balanced budget. As required by law, the legislature enacted a balanced budget for fiscal year 1994-95. Beginning January 1, 1994 the State of Tennessee received a waiver from the federal government to replace Medicaid with the new program, TennCare. TennCare was implemented to help control the sky-rocketing cost of health care and to provide insurance coverage not only to previous Medicaid eligible individuals but also to uninsured Tennesseans.

         Despite the budgetary concerns caused by the costs associated with implementing TennCare, the economic outlook for Tennessee remains favorable. The State's economic diversity has improved substantially over the last twelve years. Investments announced in new and expanding business exceeded one billion dollars in each of those years and exceeded two billion in the last two years. The $2.5 billion in announced capital investments in 1994 was the third largest year and exceeded only by the $2.78 billion in 1985 when Saturn Corporation chose Tennessee for its plant site and 1989 when $3.2 billion in capital investments were announced. This growth created 26,317 new jobs in Tennessee for the year ended June 1995. As of June 1995, the State's unemployment rate was 4.8%, well below the national average of 6.1%. The decision by Columbia/HCA Corporation to relocate its headquarters in Tennessee is also expected to have a significant positive impact on future growth in Tennessee. Based on current projections, the State's overall growth is expected to exceed the national average into the next century according to the Comprehensive Annual Financial Report for the State of Tennessee for the year ended June 1995.

         Texas. The State has long been identified with the oil and gas industry, but the Texas economy has diversified. Oil and gas related industries accounted for 27% of the State's total output of goods and services in 1981, but currently account for only 12% of the State's economy. Service-producing sectors (which include transportation and public utilities; finance and insurance and real estate; trade; services; and government) are the major sources of job growth in Texas. Texas' location and transportation and accessibility have made it a distribution center for the southwestern United States as well as an international center for finance and distribution. The high-technology sector, growth of exports and manufacturing job growth are expected to be significant to Texas' future growth. The State Comptroller of Public Accounts has predicted that the overall Texas economy will slightly out pace national economic growth in the long term.

         The State generally can be divided into six geo-economic regions. The east region is a largely non-metropolitan region, in which the economy is dependent on agricultural activities and the production and processing of coal, petroleum and wood. The Dallas-Ft. Worth metroplex region is almost totally metropolitan, with diversified manufacturing, defense, financial and commercial sectors. The panhandle, Permian basin and Concho Valley regions are the largest and most sparsely populated areas of the State, with an economy based on petroleum production and agriculture. The border region stretching from El Paso to Brownsville is characterized by its dependence on trade with Mexico, tourism and agriculture. The gulf coast region is the most populous region in the State and has an economy centered on energy services, petro-chemical industries and commercial activities resulting from agriculture and seaport trade. The economy of the central corridor is based upon the public and private service sector, recreation/tourism and manufacturing. Because the economic base is different from region to region, economic developments, such as the strength of the U.S. economy, shifting export markets or changes in oil prices or defense spending, can be expected to affect the economy of each region differently.

         Employment in the State increased steadily through the 70's and early 80's. However, in 1986, the Texas economy was battered by a recession induced by declining oil prices and a collapse in its real estate industry. The unemployment rate in Texas peaked at 8.9% in 1986. By the summer of 1988, the State had replaced jobs lost during this recession, although many were in lower-paying occupations. Although the Texas economy was slowed by the nation's 1990-91 recession, it did not fall into recession itself. The unemployment rate in Texas fell more than two percentage points from 1992 to 1995. Since reaching nearly 8 percent in 1992, the unemployment rate improved to a rate below 6 percent in 1995. During the twelve months ending in September, 1995, the Texas Employment Commission reported total nonfarm employment growth of 3%.

         Most new jobs created in the past year have been in the service sector with most of the growth in the health, business and miscellaneous services sectors. Employment during the past year also increased in the wholesale and retail trade, government, transportation, communications, public utilities, manufacturing and construction industries. Oil and gas mining experienced a job decline during the past year. The State's per capita personal income compared to the national average peaked in 1981 at approximately 102% of the national average but steadily fell to a low of 88% of the national average in 1988-87 and has since increased to approximately 91% as of 1995.

         The State's general revenue fund provides an indication of the State's financial condition. Effective as of the beginning of fiscal 1994, numerous state funds were merged into the general revenue fund providing for a one-time gain of approximately $1.2 billion for the fund. In the fiscal year 1995, the general revenue fund accounted for most of the state's total revenue. Due to the state's expansion in Medicaid spending and other Health and Human Services programs requiring federal matching revenues, federal receipts were the state's number one source of income in fiscal 1995. Sales tax, which had been the main source of revenue for the previous 12 years prior to fiscal 1993, dropped to second. Licenses, fees, fines and penalties are now the third largest source of revenue to the state, with motor fuels taxes and motor vehicle sales/rental taxes following as fourth largest and fifth largest, respectively. The remainder of the state's revenues are derived primarily from interest and investment income, lottery proceeds, cigarette and tobacco, franchise, oil and gas severance and other taxes. The state has no personal or corporate income tax, although the state does impose a corporate franchise tax based on the amount of a corporation's capital and "earned surplus," which includes corporate net income and officers' and directors' compensation. For each of the fiscal years ended 1991, 1992, 1993, 1994 and 1995 the general revenue fund contained a cash surplus of approximately $1.005 billion, $609 million, $1.623 billion, $2.239 billion, and $2.110 billion, respectively.

         Virginia. The Constitution of Virginia, in Section 9 of Article X provides for the issuance of debt by or on behalf of the Commonwealth. Sections 9(a), (b) and (c) provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections. The Commonwealth may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness. Debt may also be issued by certain authorities and institutions of the Commonwealth.

         Section 9(a) of Article X authorizes general obligation debt to meet certain types of emergencies, to meet casual deficits in the revenue or in anticipation of the collection of revenues of the Commonwealth (subject to limits on the amount and duration of the debt), and to redeem a previous debt obligation of the Commonwealth. Total indebtedness issued to meet casual deficits may not exceed thirty percent of an amount equal to 1.15 times the annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the preceding fiscal year."

         Section 9(b) of Article X authorizes general obligation debt for capital projects. The outstanding amount of Section 9(b) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years less the total amounts of bonds outstanding. The amount of Section 9(b) debt that the General Assembly may authorize for the current fiscal year is further limited to 25% of the aggregate Section 9(b) debt limit less Section 9(b) debt authorized in the current and prior three fiscal years. Also, the debt must be authorized by a vote of a majority of the members of each house of the General Assembly and approved in a state-wide election.

         Section 9(c) of Article X authorizes general obligation debt for revenue-producing capital projects. The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years. This debt must be approved by a vote of two-thirds of the members of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects.

         The phase "taxes on income and retail sales" is not defined in the Constitution or by statute. The record made in the process of adopting the Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax.

         Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation increased by the Commonwealth or any of its institutions, agencies or authorities if the full faith and credit of the Commonwealth is not pledged or committed to the payment of such obligation. Various types of Section 9(d) revenue bonds are issued for which the Commonwealth's full faith and credit is not pledged. Certain of these bonds, however, are paid in whole or in part from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from the revenues derived from enterprises related to the operation of financed capital projects.

         The Commonwealth is involved in numerous agreements to lease buildings and equipment. These lease agreements are for various terms, and each lease contains a nonappropriation clause indicting that continuation of the lease is subject to funding by the General Assembly. The principal balance of all capital leases outstanding was $25.8 million as of June 30, 1995.

         The Commonwealth also finances the acquisition of certain personal property and equipment through installment purchase agreements. The length of the agreements and the interest rates charged vary. In most cases, the agreements are collateralized by the personal property and equipment acquired. Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly. The principal balance of installment purchase obligations outstanding was $42.2 million as of June 30, 1995.

         Virginia operates on a two-year budget.

         On December 20, 1993, Governor Wilder presented the Budget Bill for the 1994-96 Biennium. A new governor, George Allen, was elected on November 7, 1993 and took office on January 15, 1994. On January 21, 1994, Governor Allen submitted amendments to the budget with a financial impact totaling $89 million. Major amendments proposed by Governor Allen included provisions for a $30 million reserve fund for the anticipated settlement of the Harper v. Virginia Department of Taxation court case involving a dispute over taxation of federal retirees.

         The General Assembly amended the proposed budget and passed the resulting Budget Bill on March 12, 1994. The adopted Budget Bill did not include the Governor's proposed reserve fund to settle the Harper case.

         On April 11, 1994, Governor Allen submitted 38 amendments to the adopted Budget Bill for consideration by the General Assembly. Among other things, the amendments proposed to set aside a $40 million reserve fund for the Harper case. At the Veto Session held on April 20, 1994, the General Assembly approved most of the amendments submitted by the Governor, but did not agree to the reserve fund for the Harper settlement. However, at a Special Session commended on July 6, 1994, the General Assembly took action to enact a settlement package and set aside a $60 million reserve fund to settle the Harper case.

         The Budget Bill became effective as Chapter 966 of the 1994 Acts of Assembly (the 1994-96 Appropriations Act) on July 1, 1994.

         At a Special Session concluded September 30, 1994, the General Assembly passed, and sent to the Governor, legislation that would in effect lengthen the period certain convicted felons would be incarcerated and would incidentally increase the capital and operating costs to the Commonwealth of its prison system. At its 1995 Regular Session, the General Assembly authorized $118.7 million in new prison-related capital projects to be funded with bonds issued by the Virginia Public Building Authority.

         On December 19, 1994, the Governor presented to the General Assembly the 1995 Budget Bill, a bill proposing amendments to the current Appropriation Act, which appropriated funds for the 1994-96 biennium. The 1995 General Assembly Session ended on February 25, 1995. The 1995 Budget Bill, as amended by the General Assembly, was submitted to the Governor for approval. The Governor then returned the 1995 Budget Bill with his amendments to the General Assembly for consideration at its two-day reconvened session held on April 7-8, 1995. The General Assembly made final revisions to the Budget Bill and re-submitted it to the Governor for his final approval. The Governor signed the 1995 Budget Bill, as amended by the General Assembly, on May 5, 1995.

         The 1996-98 Budget Bill focuses on three key areas: education, public safety, and economic development. The Budget Bill provides about $1,411.9 million in spending increases above the level necessary to continue FY1996 workloads and costs. Of these increases, $108.9 million would result from the deposits to the Revenue Stabilization Fund. The remainder would provide the state share of Standards of Quality for public schools, proposed increases in higher education, increased spending for adult and juvenile corrections, proposed expansion of economic development activities in several areas, and mandated increases in several entitlement programs in health and human resources, primarily for Medicaid.

         The proposed budget includes more than $200 million to cover installment payments on the settlement and the recent ruling by the Virginia Supreme Court in favor of retirees who did not settle in the Harper v. Virginia Department of Taxation.

         The Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund also invest in debt obligations issued by local governments. Local government in the Commonwealth is comprised of approximately 95 counties, 41 incorporated cities, and 190 incorporated towns. The Commonwealth is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, which are units of local government and which continue to be part of the counties in which they are located, levy and collect taxes for town purposes but their residents are also subject to county taxes. Generally, the largest expenditure by local governments in the Commonwealth is for public education. Each county and city in the Commonwealth, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services such as water and sewer services, police and fire protection, and recreational facilities.

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the federal government. At that time, Virginia exempted state and local retirement benefits but not federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

         In a Special Session, the Virginia General Assembly on July 9, 1994 passed emergency legislation to provide payments to federal retirees in settlement of the retirees' claims as a result of Davis. The settlement payments are to be made over a five-year period, commencing March 31, 1995. The total amount of authorized appropriations for the settlement is $340 million (payment to participating retirees in installments of $60 million on March 31, 1995, and $70 million on each succeeding March 31 through March 31, 1999, subject to appropriation by the General Assembly).

         On September 15, 1995 the Supreme Court of Virginia rendered its decision in Harper. The Court reversed the judgment of the trial court and entered final judgment in favor of the taxpayers, directing that the amounts unlawfully collected be refunded with statutory interest.

The Commonwealth will not seek an appeal or rehearing of this decision. The Commonwealth issued refund checks on November 9, 1995, and interest stopped accruing as of November 3, 1995. The cost of refunding all Virginia income taxes paid on federal government pensions for taxable years 1985, 1986, 1987 and 1988 to federal government pensioners who opted out of the settlement was approximately $78.4 million, including interest earnings. The total cost of refunding all Virginia income taxes paid on federal government pensions was $418.4 million, $340 million for the settlement and $78.4 million as a result of the judgment. Of this total amount, $60 million was paid in March 1995 and $78.4 million was paid in November 1995 leaving a balance to be paid of $280 million.

         NationsBank believes that the information summarized above describes some of the more significant matters relating to the Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. The sources of the information are the official statements of issuers located in the Commonwealth, other publicly available documents, and oral statements from various state agencies. NationsBank has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

Insured Municipal Securities

         Certain of the Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Securities at the time of its original issuance. In the event that the issuer defaults with respect to interest or principal payments, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

Real Estate Investment Trusts

         A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

         REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended.

Guaranteed Investment Contracts

         Guaranteed Investment Contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

         A Money Market Fund will acquire GICs so that they, together with other instruments in such Fund's portfolio which are not readily marketable, will not exceed applicable limitations on such Fund's investments in illiquid securities. A Money Market Fund will restrict its investments in GICs to those having a term of 397 days or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining under the next readjustment of the guaranteed interest rate.

Variable- and Floating-Rate Instruments

         The Funds may purchase variable-rate and floating rate obligations as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument.

         Variable-rate demand notes held by a Money Market Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.

         The variable- and-floating rate demand instruments that the Funds may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

Stand-By Commitments

         The Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. Under a "stand-by commitment," a dealer agrees to purchase from a Fund, at a Fund's option, specified Municipal Securities at a specified price. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred, or assigned by a Fund only with the underlying instruments.

         The amount payable to a Tax-Free Bond Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which a Tax-Free Bond Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Tax-Free Bond Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Under normal market conditions, in determining net asset value a Tax-Free Bond Fund values the underlying Municipal Securities on an amortized cost basis. Accordingly, the amount payable by a dealer upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Securities.

         A Fund's right to exercise stand-by commitments will be unconditional and unqualified. A stand-by commitment will not be transferable by a Fund, although the Fund could sell the underlying Municipal Securities to a third party at any time. Until a Fund exercises its stand-by commitment, it owns the securities in its portfolio which are subject to the stand-by commitment.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for the security being acquired which will be subject to the commitment (thus reducing the yield to maturity otherwise available for the same security). When a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by that Fund. The Tax-Free Bond Funds will not acquire a stand-by commitment unless immediately after the acquisition not more than 5% of the Funds' total assets will be subject to a demand feature, or in stand-by commitments, with the same institution.

         Each Fund intends to enter into stand-by commitments only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the credit worthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims, and other relevant financial information.

         The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value. A Fund's reliance upon the credit of these dealers, banks, and broker/dealers will be secured by the value of the underlying Municipal Securities that are subject to the commitment. Thus, the risk of loss to the Fund in connection with a "stand-by commitment" will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

Variable- and Floating-Rate Government Securities

         Government securities that have variable- or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining a Fund's average weighted maturity. The remaining maturities of such obligations will be determined as follows: (i) a government security with a variable- or floating rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (ii) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and (iii) a government security with both a variable- or floating rate of interest as described in clause (i) and a demand or put feature as described in clause (ii) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Lower Rated Debt Securities

         The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

         The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

         Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

         Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as may buyers. Each Fund's policies regarding lower rated debt securities is not fundamental and may be changed at any time without shareholder approval.

         While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Fund.

         The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Dollar Roll Transactions

         Certain Funds may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         Dollar roll transactions consist of the sale by a fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Currency Transactions

         Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the United States Dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

         A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract.
Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Certain of the Funds also may purchase and write options on such futures contracts. These investments will be used only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the portfolio securities of a Fund or adversely affect the prices of securities which a Fund intends to purchase at a later date. Should interest rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss.

         Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

Interest Rate Transactions

         Among the strategic transactions into which the Non-Money Market Funds may enter are interest rate swaps and the purchase or sale of related caps and floors. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, and floors are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, or floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to a Fund's net obligation, if any.

Illiquid Securities

         Certain of the Non-Money Market Funds may invest up to 15% of their net assets, and certain of the Money Market Funds may invest up to 10% of their net assets, in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

Other Securities

         For additional information regarding options and futures, see "Schedule
B."  For  additional  information  regarding  mortgage-backed   securities,  see
"Schedule C."

Additional Investment Limitations

         In addition to the investment limitations disclosed in the related Prospectuses, the Funds are subject to the investment limitations enumerated in this subsection which may be changed with respect to one of these Funds only by a vote of the holders of a majority of such Fund's outstanding shares (as defined in this SAI).

         None of these Funds may:

      1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money from banks for temporary purposes in amounts up to one-third of the value of such Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Fund's total assets will be repaid prior to the purchase of portfolio securities by such Fund, (b) a Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). (For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.)

      3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

      4. Invest in real estate or real estate limited partnership interests (the Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein). This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g. the New York Stock Exchange).

      5. Purchase or sell commodity contracts except that each Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

         In  addition,   certain  non-fundamental  investment  restrictions  are
applicable to various investment portfolios, including the following:

      1. The Trust will not purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

      2. No Fund of the Trust will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Fund's investment in such classes of securities would exceed 5% of such Fund's total assets. For purposes of the above-described investment limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operations of relevant business experience.

      3. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Fund's transactions in futures contracts and related options, and (c) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

      4. No Fund will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Fund's assets, and no more than 2% of the value of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

      5. Each of the Government Money Market Fund and the Nations Tax Exempt Fund may not purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities and repurchase agreements fully collateralized by such obligations) if, immediately after such purchase, more than 5% of the value of the Fund's assets would be invested in the securities of such issuer. Notwithstanding the foregoing, up to 25% of each Fund's total assets may be invested for a period of three business days in the first tier securities of a single issuer without regard to such 5% limitation.

      6. No Fund of the Trust will purchase securities of companies for the purpose of exercising control.

      7. No Money Market Fund of the Trust will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

      8. No Non-Money Market Fund of the Trust will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) under the Securities Act of 1933 that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

      9. No Fund of the Trust will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

      10. No Fund of the Trust will invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      11. No Fund of the Trust will purchase oil, gas or mineral leases or other interests (a Fund may, however, purchase and sell the securities of companies engaged in exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

         In order to permit the sale of shares of the Trust in certain states, the Trust may make commitments more restrictive than the investment policies and limitations described above and in the Prospectuses. Should the Trust determine that any such commitment is no longer in its best interest, it will revoke the commitment by terminating sales of its shares to investors residing in the state involved.

                                 NET ASSET VALUE

Money Market Funds

         The Money Market Funds use the amortized cost method of valuation to value shares in such Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by the Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the security.

         Each of the Money Market Funds invest only in high quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Money Market Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

Non-Money Market Funds

         With respect to the Equity Funds and Balanced Fund, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. With respect to the Bond Funds, securities will be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

         With respect to each Non-Money Market Fund, securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange (the "Exchange"). The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees.

         The Trust may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related Prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of Nations Fund Trust's responsibilities under the 1940 Act.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Investor Shares or Primary Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

Exchange Privilege

         By use of the exchange privilege, the holder of Investor Shares and/or Primary Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding. Exchanges are taxable transactions for Federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Primary Shares being exchanged have a value which is more or less than their adjusted cost basis.

         The Funds and each of the other funds of Nations Fund may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Trust upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

         The current prospectuses for the Investor Shares and Primary Shares of each Fund describes the exchange privileges available to investors in such Investor Shares and Primary Shares, respectively.

         Primary Shares of the Funds are offered and sold on a continuous basis by the Distributor acting as agent. As stated in the Prospectuses for the Primary Shares, Primary Shares are sold to bank trust departments and other financial institutions (primarily to NationsBank and its affiliated and correspondent banks) (collectively, "Institutions") acting on behalf of customers maintaining a qualified trust account or relationship at the Institution.

                              DESCRIPTION OF SHARES

         Nations Fund Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of units of beneficial interest ("shares") and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of thirty-two series of shares, of which thirty-one series are described in this Statement of Additional Information (each a "Fund"). Each Money Market Fund is divided into six classes of shares: Investor A Shares, Investor B Shares, Investor C Shares, Daily Shares, Primary A Shares and Primary B Shares. Each Non-Money Market Fund generally is divided into five classes of shares: Investor A Shares, Investor C (formerly Investor B) Shares, Investor N (formerly Investor C) Shares, Primary A Shares and Primary B Shares. However, the Equity Index Fund only issue Primary A Shares, Primary B Shares and Investor A Shares.

         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the Trust's respective investment portfolios, of any general assets of the Trust not belonging to any particular investment portfolio which are available for distribution. Shareholders of a Fund are entitled to participate, in proportion to the net asset value of the class or series of shares held, in the net distributable assets of a particular Fund involved in liquidation, based on the number of shares of the Fund that are held by such shareholders.

         As stated in the Prospectuses, shareholders of each of the Funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the holders of a particular class or series of shares. In addition, shareholders of each investment portfolio of the Trust will vote in the aggregate and not by portfolio, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of shareholders of a particular portfolio. Rule 18f-2 (the "Rule") under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by the matter. An investment portfolio is affected by a matter unless it is clear that the interests of each investment portfolio in the matter are substantially identical or that the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. Under the Trust's Declaration of Trust, when the Board of Trustees determines that a matter to be voted upon affects only the interests of the shareholders of one or more but not all the Funds, only the shareholders of the Fund or Funds so affected will be entitled to vote on the matter.

         The Trust's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to
(a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another investment portfolio of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any investment portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any such Fund to be redeemed at their net asset value or converted into shares of another class or series of the Trust's shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act.

Dividends and Distributions

         Money Market Funds. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount (including, in the case of the Tax Exempt Fund, market discount on tax-exempt obligations purchased after April 30,
1993) and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of Nations Fund prorated to a Fund on the basis of its relative net assets. Shares of the Money Market Funds begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (e.g., the settlement date).

         Non-Money Market Funds. With respect to the Non-Money Market Funds, net investment income for dividend purposes consist of items (i), (ii) and (iii) discussed above with respect to the Money Market Funds and dividend or distribution income on such assets.

         Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Shares of the Equity Funds and the Balanced Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible changes to the law, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

         The Trust has received a private letter ruling from the Internal Revenue Service to the effect that: (i) the differing fees imposed on Primary A, Primary B, Investor A, Investor B, Investor C (formerly Investor B) and Investor N (formerly Investor C Shares) Shares with respect to servicing, distribution and administrative support services, and transfer agency arrangements; the differing sales charges on purchases and redemptions of such shares; and the conversion feature of Investor C Shares of the Non-Money Market Funds does not result in the Trust's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code").

Federal Taxes - In General

         Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of its net short-term capital gains over net long-term capital losses) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code some of which are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement; a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months ("Short-Short Gains"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the limitations on Short-Short Gains, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, these limitations will not prevent a Fund from disposing of specific investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for purposes of Short-Short Gains. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of Short-Short Gains. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Section 988 of the Code, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a
qualified  covered  call  option  (which,   among  other  things,  must  not  be
deep-in-the-money) with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of Short-Short Gains, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of loss on the disposition of an asset held as part of a straddle may be deferred to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gains, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         In addition to satisfying the requirement described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

         If for any taxable year a Fund does not qualify for Federal tax treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to Federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities in the case of the Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits.

         The Funds also are available for a variety of retirement plans, including IRAs, that allow investors to shelter some of their income from taxes. A Tax Free Bond Fund, however, is generally not a suitable investment for retirement plans because such retirement plans would not gain any benefit from the tax-exempt nature of the Tax Free Bond Fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. Investors should contact their Selling Agents for details concerning retirement plans.

         The Funds also are available for a variety of retirement plans, including IRAs, that allow investors to shelter some of their income from taxes. A Tax Free Bond, however, is generally not a suitable investment for retirement plans because such retirement plans would not gain any benefit from the tax-exempt nature of the Tax Free Fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. Investors should contact their Selling Agents for details concerning retirement plans.

         Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, such Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under Federal income tax laws.

Excise Tax on Regulated Investment Companies

         A nondeductible 4% excise tax will be imposed on each Fund (other than to the extent of the Fund's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund will either actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

         For purposes of the corporate alternative minimum tax (the "AMT") and the "environmental tax", the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's alternative minimum taxable income ("AMTI"). However, corporate shareholders will generally be required to take the full amount of any dividend received from the Equity Income Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

         Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his/her shares; any excess will be treated as gain from the sale of his/her shares, as discussed below.

         Prior to purchasing shares in one of the Non-Money Market Funds, the impact of dividends or distributions which are expected to be or have been, declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, even though such distributions economically constitute a return of capital to the shareholder.

Sale or Redemption of Shares

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (or substantially identical shares) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital in nature and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent capital gains plus, in the case of a taxpayer filing an individual tax return, $3,000 of ordinary income. None of the Money Market Funds expect to realize long-term capital gains, and therefore, do not foresee payment of any capital gain.

         If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Investment Strategy

         Investing the same dollar amount at regular intervals is an investment strategy known as Dollar Cost Averaging. Using this strategy, investors purchase a greater number of shares when the fund's price is low and fewer shares when the price is high. As a result, the average purchase price for shares will be less than their average cost. Dollar Cost Averaging does not provide assurance of making a profit or any guarantee against loss in continually declining markets. Investors should evaluate whether they are able to make regular investments through periods of declining price levels before deciding to use this investment technique.

Tax Rates

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).

Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends and amounts retained by a Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens, U.S. residents or domestic corporations.

         In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Special Tax Considerations Pertaining to the Value Fund, Capital Growth Fund, Emerging Growth Fund, Equity Index Fund, Disciplined Equity Fund, Managed Index Fund, Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund and Strategic Fixed Income Fund

         With respect to the Value Fund, Capital Growth Fund, Emerging Growth Fund, Equity Index Fund, Disciplined Equity Fund, Managed Index Fund, Managed Small Cap Index Fund Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund and Strategic Fixed Income Fund some investments may be subject to special rules which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, and similar financial instrument. The disposition of a currency other than the U.S.
dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes.

         Transactions that may be engaged in by the Funds (such as futures contracts and options on stock indices and futures contracts) will be subject to a special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss arising from the actual or deemed disposition of a Section 1256 contract is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Internal Revenue Service has held in several private rulings that gains arising from Section 1256 contracts will not be treated as Short-Short Gains if the gains arise from a deemed disposition. A Fund may elect not to have this special tax treatment apply to Section 1256 contracts that are part of "mixed straddles" with other investments of the Fund that are not Section 1256 contracts.

         In the case of an overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

         Investment returns received by the Fund may give rise to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by nonresident investors. To the extent a Fund does pay foreign withholding or other foreign taxes on certain of its investments, investors will be unable to take a deduction or receive a tax credit with respect to such foreign taxes in computing their U.S. tax liability, since investment by the Funds in foreign investments is limited.

Special Tax Considerations Pertaining to the Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds

         As described above and in the Prospectuses, the Tax-Free Bond Funds are designed to provide investors with current tax-exempt interest income. Each Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt.

         The Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds are designed to provide investors with a high level of income exempt from Federal and, with respect to the Florida Intermediate Municipal Bond Fund and Florida Municipal Bond Fund,

Georgia Intermediate Municipal Bond Fund and Georgia Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund and Tennessee Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, Florida state intangibles tax, and the Georgia, Maryland, North Carolina, South Carolina, or Virginia state income tax, and the Tennessee Hall Income Tax on unearned income, respectively. Florida and Texas do not presently impose any income tax but Florida currently imposes a state intangibles tax on intangible personal property. Exempt-interest dividends may be treated by the shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of the Funds' taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by a Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of the total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the same Fund with respect to such year, regardless of the period for which the shares were held. In order for a Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations.

         Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if the shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by a Fund. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed, or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships, and S corporations and their shareholders.

         The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to the federal alternative minimum tax (the "AMT") on individuals and corporations at the applicable tax rates. As of the printing of this SAI, individuals are subject to AMT at a maximum marginal rate of 28% and corporations at a rate of 20%. Shareholders are advised to consult their tax advisers with respect to other "tax preference items" and "adjustments" which must be considered when calculating the shareholders' AMT. Corporate shareholders will generally be required to include all interest on municipal bonds and other tax-exempt obligations (including exempt-interest dividends paid by a Fund) in adjusted current earnings in calculating federal alternative minimum taxable income. The receipt of tax-exempt amounts may also affect corporate federal environmental tax liability.

         Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes if that Fund distributes exempt-interest dividends during the shareholder's taxable year. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. Such disallowance does not apply to losses realized under a periodic redemption plan. Further, the Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this SAI.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of substantially all Federal and, in the case of the Florida Intermediate Municipal Bond Fund and Florida Municipal Bond Fund,
Georgia Intermediate Municipal Bond Fund and Georgia Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund and Tennessee Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, Florida State intangible tax, and the Georgia, Maryland, North Carolina, South Carolina, or Virginia state income taxes, and the Tennessee Hall Income Tax on unearned income, respectively, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         Distributions other than exempt-interest dividends, including distributions of interest in Municipal Securities issued by other issuers and all long-term and short-term capital gains will be subject to state income tax (other than Florida and Texas) unless specifically exempted by statute including, in the case of Virginia, statutory provisions creating the agency or political subdivision.

         Florida does not impose a personal income tax, but does impose an annual intangible personal property tax on intangible personal property (including but not limited to stocks or shares of business trusts or mutual funds) held by persons domiciled in the State of Florida, regardless of where such property is kept. Florida counsel has, however, advised the Fund that shares in the Nations Florida Intermediate Municipal Bond Fund and the Nations Florida Municipal Bond Fund shall not be subject to Florida's intangible personal property tax if on January 1 of each tax year the portfolio of such Fund consists exclusively of obligations of the government of the United States of America, its agencies, instrumentalities, the Commonwealth of Puerto Rico, the government of Guam, the government of American Samoa, the government of the Northern Mariana Islands, the State of Florida, its political subdivisions, municipalities or other taxing districts. Nations Fund has received a Technical Assistance Advisement from the Florida Department of Revenue confirming the foregoing.

         Although  the  Nations  Florida  Intermediate  Municipal  Bond Fund and
Nations Florida Municipal Bond Fund anticipate that the portfolio will exclusively contain assets that are exempt from Florida's intangible personal property tax on January 1 of each tax year, it may be possible that the portfolio will have a small portion of its assets invested temporarily in assets on such date which are not exempt from Florida's annual intangible personal property tax. In this situation, only the portion of the net asset value of the portfolio which is made up of direct obligations of the United States of America, its agencies, territories and possessions (as described above) may be removed from the net asset value for purposes of computing the intangible personal property tax. The remaining net asset value of the portfolio and hence a portion of the net asset value of the shares in the Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund would be subject to the intangible personal property tax. Notice as to the tax status of your shares will be mailed to you annually. Owners of shares in the Nations Florida Intermediate Municipal Bond Fund or Nations Florida Municipal Bond Fund should consult their tax advisers with specific reference to their own tax situation if advised that a portion of the portfolio of such Funds consisted on January 1 of any year of assets which are not exempt from Florida's annual intangible personal property tax. Such annual intangible personal property tax, if any, is due and payable on June 30 of such year in which the tax liability arises.

         The Georgia state intangibles tax was under attack in a case pending in Dekalb County Superior Court (Lombard Corporation v. Colline et al.) and a constitutional amendment authorizing the repeal of the intangibles tax was approved during the 1996 session of the Georgia General Assembly (H.R. 734).

         Nations Maryland Intermediate Municipal Bond Fund's and Nations Maryland Municipal Bond Fund's shareholders who are residents of Maryland must add to their federal adjusted gross income 50% of their federal tax preference items (which include interest amounts from private activity bonds) the sum total of which is in excess of $10,000 for an individual return (or $20,000 for a joint return) when determining their Maryland adjusted gross income. Shareholders who are nonresidents of Maryland are required to include only those tax preference items that are based on income taxable in Maryland.

         For tax years beginning after 1994, the deduction for South Carolina taxable income purposes for the net capital gains recognized from the sale or exchange of an asset which has been held for a period of two or more years has been increased from 29% to 44%.

         The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any county or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

         According to the Tax Foundation in Washington, D.C., it is estimated that "tax freedom day" usually falls around May 3rd across the country. On average, the money earned by an individual prior to that date goes to the payment of taxes. In addition, The Tax Foundation estimates that the average taxpayer needs to work 2 hours and 41 minutes during an eight-hour day to cover federal, state and local taxes. In contrast, it takes only 57 minutes to cover the average cost of housing and household expenses. In recent years, tax-free bonds have been in high demand due to high tax rates and fewer available tax deductions. Insured certificates of deposit and money market funds have traditionally offered a solid way to preserve capital and enjoy competitive yields. But yields on these investments have declined considerably. Because of that, more and more investors have found it beneficial to look for conservative higher-yielding alternatives, especially those that also offer tax relief.

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                              TRUSTEES AND OFFICERS

         The Trustees and executive officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those Trustees who are "interested persons" of the Trust (as defined in the 1940 Act) are indicated by an asterisk (*).

                                              Position With         Principal Occupation During
Name, Address and Age                           the Trust           Past 5 Years and Current Directorships
---------------------                         --------------        --------------------------------------
Edmund L. Benson, III, 59                     Trustee               Director, President and Treasurer, Saunders &
Saunders & Benson, Inc.                                             Benson, Inc. (insurance); Trustee, Nations
728 East Main Street                                                Institutional Reserves, Director, Nations Fund,
Suite 400                                                           Inc. and Nations Fund Portfolios, Inc.
Richmond, VA  23219

                                              Position With         Principal Occupation During
Name, Address and Age                           the Trust           Past 5 Years and Current Directorships
---------------------                         --------------        --------------------------------------
James Ermer, 54                               Trustee               Senior Vice President -- Finance, CSX Corporation
13705 Hickory Nut Point                                             (transportation and natural resources);  Director,
Midlothian, VA  23112                                               National Mine Service; Director, Lawyers Title
                                                                    Corporation; Trustee, Nations Institutional
                                                                    Reserves; Director, Nations Fund, Inc. and Nations
                                                                    Fund Portfolios, Inc.


William H. Grigg, 63                          Trustee               Since April 1994, Chairman and Chief Executive
Duke Power Co.                                                      Officer; November 1991 to April 1994, Vice
422 South Church Street                                             Chairman, Duke Power Co.; from April 1988 to
PB04G                                                               November 1991, Executive Vice President --
Charlotte, NC  28242-0001                                           Customer Group, Duke Power Co., Director, Hatteras
                                                                    Income Securities, Inc., Nations Government Income
                                                                    Term Trust 2003, Inc., Nations Government Income
                                                                    Term Trust 2004, Inc., Nations Balanced Target
                                                                    Maturity Fund, Inc., Nations Fund, Inc. and
                                                                    Nations Fund Portfolios, Inc.; Trustee, Nations
                                                                    Institutional Reserves

Thomas F. Keller, 65                          Trustee               R.J. Reynolds Industries Professor of Business
Fuqua School of Business                                            Administration and Dean, Fuqua School of Business,
P.O. Box 90120                                                      Duke University; Director LADD Furniture, Inc.,
Duke University                                                     Director, Wendy's International Mentor Growth Fund
Durham, NC  27706                                                   and Cambridge Trust; Director, Hatteras Income
                                                                    Securities, Inc., Nations Government Income Term
                                                                    Trust 2003, Inc., Nations Government Income Term
                                                                    Trust 2004, Inc., Nations Balanced Target Maturity
                                                                    Fund, Inc.; Nations Fund, Inc. and Nations Fund
                                                                    Portfolios, Inc.; Trustee, Nations Institutional
                                                                    Reserves

Carl E. Mundy, Jr., 61                        Trustee               Commandant, United States Marine Corps, from July
9308 Ludgate Drive                                                  1991 to July 1995, Commanding General, Marine
Alexandria, VA  22309                                               Forces Atlantic, from June 1990 to June 1991;
                                                                    Director, Nations Fund, Inc. and Nations Fund
                                                                    Portfolios, Inc.; Trustee, Nations Institutional
                                                                    Reserves

A. Max Walker*, 74                            President, Trustee    Financial consultant, formerly President, A. Max
4580 Windsor Gate Court                       and Chairman of the   Walker, Inc.; Director and Chairman of the Board,
Atlanta, GA  30342                            Board                 Hatteras Income Securities, Inc., Nations
                                                                    Government Income Term Trust 2003, Inc., Nations
                                                                    Government Income Term Trust 2004,

                                              Position With         Principal Occupation During
Name, Address and Age                           the Trust           Past 5 Years and Current Directorships
---------------------                         --------------        --------------------------------------
                                                                    Inc., Nations Balanced Target Maturity Fund,
                                                                    Inc.; Nations Fund, Inc. and Nations Fund
                                                                    Portfolios, Inc.; President and Chairman of the
                                                                    Board of Trustees, Nations Institutional Reserves

Charles B. Walker, 57                         Trustee               Since 1989, Director, Executive Vice President,
Ethyl Corporation                                                   Chief Financial Officer and Treasurer, Ethyl
330 South Fourth Street                                             Corporation (chemicals, plastics and aluminum
Richmond, VA  23219                                                 manufacturing); since 1994, Vice Chairman, Ethyl
                                                                    Corporation and Vice Chairman, Chief Financial
                                                                    Officer and Treasurer, Albemarle Corporation;
                                                                    Director, Nations Fund, Inc. and Nations Fund
                                                                    Portfolios, Inc.; Trustee, Nations Institutional
                                                                    Reserves

Thomas S. Word, Jr.*, 58                      Trustee               Partner, McGuire Woods Battle & Boothe (law);
McGuire, Woods, Battle & Boothe                                     Director, Vaughan Bassett Furniture Company,
One James Center, 8th Floor                                         Director V-B/Williams Furniture Company, Inc.;
Richmond, VA  23219                                                 Director, Nations Fund, Inc. and Nations Fund
                                                                    Portfolios, Inc.; Trustee, Nations Institutional
                                                                    Reserves

Richard H. Blank, Jr., 40                     Secretary             Since 1994, Vice President of Mutual Funds
Stephens Inc.                                                       Services, Stephens Inc. 1990 to 1994, Manager
                                                                    Mutual Fund Services, Stephens Inc. 1983 to 1990,
                                                                    Associate in Corporate Finance Department,
                                                                    Stephens Inc.

Michael W. Nolte, 35                          Assistant Secretary   Associate, Financial Services Group of Stephens
Stephens Inc.                                                       Inc.

Louise P. Newcomb, 44                         Assistant Secretary   Corporation Syndicate Associate, Stephens Inc.
Stephens Inc.

James E. Banks, 40                            Assistant Secretary   Since 1993 Attorney, Stephens Inc.; Associate
Stephens Inc.                                                       Corporate Counsel, Federated Investors; from 1991
                                                                    to 1993, Staff Attorney, Securities and Exchange
                                                                    Commission from 1988 to 1991.

                                              Position With         Principal Occupation During
Name, Address and Age                           the Trust           Past 5 Years and Current Directorships
---------------------                         --------------        --------------------------------------
Richard H. Rose, 41                           Treasurer             Since 1994, Vice President, Division Manager,
First Data Investor Services Group, Inc.                            First Data Investor Services Group, Inc., since
One Exchange Place                                                  1988, Senior Vice President, The Boston Company
Boston, MA  02109                                                   Advisors, Inc.;  Treasurer, Nations Institutional
                                                                    Reserves, Nations Fund, Inc. and Nations
                                                                    Portfolios, Inc.

Joseph C. Viselli, 32                         Assistant Treasurer   Since 1994, Director, First Data Investor Services
First Data Services Group, Inc.                                     Group, Inc., since 1992, Assistant Vice President,
One Exchange Place                                                  The Boston Company Advisors, Inc., since 1989,
Boston, MA  02109                                                   Senior Accountant, Price Waterhouse LLP

Susan Manter, 42                              Assistant Treasurer   Since 1996, Vice President, First Data Investor
First Data Investor Services Group, Inc.                            Services Group, Inc., since 1994, Vice President,
One Exchange Place                                                  Scudder Stevens and Clark, Inc., previously Senior
Boston, MA  02109                                                   Manager, Coopers & Lybrand LLP


         Mr. Rose serves as Treasurer to certain other investment companies for which First Data (the "Co-Administrator") or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

         Each Trustee of the Trust is also a Director of Nations Fund, Inc. and Nations Fund Portfolios, Inc. and a trustee of Nations Institutional Reserves, each, a registered investment company that is part of the Nations Fund family of funds. Richard H. Blank, Jr., Richard H. Rose, Joseph C. Viselli, Susan Manter, Michael W. Nolte, Louise P. Newcomb and James E. Banks, Jr. also are officers of Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves.

         Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Trustees (or committee thereof). All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers receive no direct remuneration in such capacity from the Trust. No person who is an officer, director, or employee of NationsBank or its affiliates serves as an officer, Trustee, or employee of the Trust. The Trustees and officers of Nations Fund own less than 1% of the shares of the Trust.

         The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual funds shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

Nations Funds Retirement Plan

         Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies ("Funds") advised by the Adviser. If a trustee retires before reaching age 65, no benefits are payable. Each eligible trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate trustee's fees payable by the Funds during the calendar year in which the trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining age 65, the trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each trustee are unsecured and subject to the general creditors of the Funds.

Nations Funds Deferred Compensation Plan

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a trustee's termination of service. If a deferring trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the trustee's death. If a deferring trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.


                                                      COMPENSATION TABLE

                                  Aggregate                                      Estimated Annual
                                Compensation         Pension or Retirement        Benefits Upon      Total Compensation from
      Name of Person               from               Benefits Accrued as           Retirement        Registrant and Fund
       Position (1)            Registrant (2)        Part of Fund Expenses                               Complex (3)(4)
      -------------            --------------        ---------------------       ----------------    ------------------------
Edmund L. Benson, III,              $24,381                 $19,488                  $21,000                $49,119
Trustee
James Ermer                          22,875                  19,488                   21,000                 44,250
Trustee
William H. Grigg                     25,349                  19,488                   21,000                 66,397
Trustee
Thomas F. Keller                     25,434                  19,488                   21,000                 68,597
Trustee
A. Max Walker                        25,375                  19,488                   25,000                 75,250
Chairman of the Board
Charles B. Walker                    22,375                  19,488                   21,000                 43,750
Trustee
Thomas S. Word                       25,426                  19,488                   21,000                 51,579
Trustee
Carl E. Mundy, Jr.                   11,375                       0                   21,000                 25,875
Trustee

(1)The Compensation Table provides data concerning the compensation paid to Trustees of the Trust during the twelve-month period ended March 31, 1996. All trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

(2)For the fiscal period from December 1, 1995 to March 31, 1996. Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Trustees (or Committee thereof).

(3)Messrs. Grigg, Keller and A.M. Walker receive compensation from eight investment companies, including the Trust, that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from four investment companies, including the Trust, deemed to be part of the Nations Fund complex.

(4)Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Trustees: Edmund L. Benson, III ($25,744); William H. Grigg ($47,897); Thomas F. Keller ($51,596); and Thomas S. Word ($54,579).


Shareholder and Trustee Liability

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.


                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
               TRANSFER AGENCY, SHAREHOLDER SERVICING, SHAREHOLDER
                   ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Investment Adviser

         Effective January 1, 1996, NBAI began serving as investment adviser to the Funds of the Trust, pursuant to an Investment Advisory Agreement dated January 1, 1996. Effective January 1, 1996, TradeStreet began serving as sub-investment adviser to the Funds of the Trust, pursuant to a Sub-Advisory Agreement dated January 1, 1996.

         NBAI also serves as the investment adviser to Nations Fund, Inc., Nations Institutional Reserves and Nations Fund Portfolios, Inc., each a registered investment company that is part of the Nations Fund Family. In addition, NBAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the sub-investment adviser to all of the funds of Nations Fund, Inc., except the International Equity Fund, and to Nations Institutional Reserves, Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc.

         NBAI and TradeStreet are each wholly owned banking subsidiaries of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

         Prior to January 1, 1996, NationsBank, through its investment management division, served as investment adviser to the Funds. NationsBank is successor to NationsBank of North Carolina, N.A. which was merged with and into NationsBank of South Carolina, N.A., effective January 3, 1995. The resulting entity was renamed NationsBank, N.A. (Carolinas). NationsBank is a wholly owned subsidiary of NationsBank Corporation, a bank holding company. Prior to June 30, 1992, NationsBank of Georgia, N.A. served as the Investment Adviser to the Trust. On December 31, 1991 an Agreement and Plan of Consolidation between NCNB Corporation ("NCNB") and C&S Sovran Corporation ("C&S/Sovran") was consummated whereby C&S/Sovran was merged into and became a wholly owned subsidiary of NCNB and NCNB changed its name to NationsBank Corporation. In anticipation of this transaction, the prior investment adviser for the Trust was changed from Sovran Bank, N.A., to C&S/Sovran Trust Company (Georgia), N.A. After the merger of C&S/Sovran and NCNB was completed, C&S Sovran Trust Company (Georgia), N.A., changed its name to NationsBank Trust Company (Georgia), N.A., and subsequently merged into NationsBank of Georgia, N.A. which continued to serve as the investment adviser to Nations Fund Trust until June 30, 1992. Prior to the merger of NCNB and C&S/Sovran, NationsBank (formerly NCNB National Bank of North Carolina) served and continues to serve as investment adviser to all of the Funds of the Trust pursuant to an amendment to its investment advisory agreements. NationsBank and NationsBank of Georgia, N.A. are wholly owned subsidiaries of NationsBank Corporation.

         Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, NationsBank affiliates collectively manage in excess of $60 billion, including the more than $18 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers. Approximately 12 of NationsBank personnel are involved in stock and bond research.

         NationsBank restructured its investment management division as of January 1, 1996 by reorganizing the division into two separate, wholly owned advisory subsidiaries, NBAI and TradeStreet. The restructuring resulted in the transfer of the division's investment management and advisory functions to NBAI, and its day to day investment company portfolio management functions to TradeStreet. The investment professionals who performed investment company management functions and who managed the companies portfolios as employees of NationsBank continue to perform such services as employees of NBAI and TradeStreet, respectively. The restructuring did not change the scope and nature of investment advisory services provided to the relevant Funds. The restructuring, and related Investment Advisory Agreement and Sub-Advisory Agreement, were approved by the Board of Trustees of the Trust at the October 12-13, 1995 Board Meeting.

      The Investment Advisory Agreement for NBAI and Sub-Advisory Agreement for TradeStreet each provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or Trade Street, respectively, or any of their respective officers, directors, employees or agents, NBAI or TradeStreet shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      The Investment Advisory Agreement shall become effective with respect to a Fund if and when approved by the Trustees of the Trust, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

      The Sub-Advisory Agreement shall become effective with respect to each Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to each Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI, or by TradeStreet on 60 days' written notice.

         The table below states the net advisory fees paid to NationsBank and/or its wholly-owned affiliate NBAI, the advisory fees waived and expense reimbursements where applicable for the fiscal period from December 1, 1995 to March 31, 1996.

                                  ADVISORY FEES

                            Net Amt.                  Amount               Reimbsd.
                             Paid                     Waived               by Advsr.
Nations
Government                 $ 195,815.00            $442,122.00              $  0.00
   Money
Market Fund
Nations Tax
Exempt
  Fund                       600,930.00           1,248,939.00                 0.00
Nations                    2,808,328.00                   0.00                 0.00
Value Fund
Nations
Capital
  Growth Fund              2,253,497.00                   0.00                 0.00
Nations
Disciplined
  Equity Fund                339,082.00                   0.00                 0.00
Nations
Equity
  Index Fund                  64,733.00                   0.00                 0.00
Nations
Emerging
  Growth Fund                777,193.00                   0.00                 0.00
Nations
Balanced
  Assets Fund                590,332.00                  00.0                  0.00
Nations
Short-Inter-
  mediate                    619,149.00             384,574.00                 0.00
Gov't Fund
Nations
Short-Term
  Income Fund                173,410.00             216,740.00                 0.00
Nations
Diversified
  Income Fund                286,700.00              57,340.00                 0.00
Nations
Strategic
  Fixed                    1,388,673.00             294,244.00                 0.00
Income Fund
Nations
Municipal
  Income Fund                114,363.00             117,368.00                 0.00
Nations
Short-Term
  Municipal
Income
  Fund                        12,972.00              99,745.00                 0.00
Nations
Intermediate
  Municipal                   45,524.00              89,165.00                 0.00
Bond  Fund
Nations
Florida

Intermediate
  Municipal
  Bond Fund                   25,169.00              62,242.00                 0.00
Nations
Georgia

Intermediate
Municipal
  Bond Fund                   33,891.00              64,182.00                 0.00
Nations
Maryland

Intermediate
  Municipal                   59,770.00              93,011.00                 0.00
Bond   Fund
Nations
North
 Carolina                     17,326.00              47,071.00                 0.00
Intermediate
 Municipal
 Bond Fund
Nations
South Carolina
Intermediate                  42,310.00              75,330.00                 0.00
 Municipal
Bond Fund
Nations
Tennessee
                                   0.00              31,491.00              1,332.00
Intermediate
 Municipal
Bond Fund
Nations Texas
 Intermediate
 Municipal                    11,045.00              41,063.00                 0.00
Bond Fund
Nations
Virginia
 Intermediate                196,295.00             215,292.00                 0.00
 Municipal
Bond Fund
Nations
Florida                       34,641.00              44,125.00                 0.00
 Municipal
Bond Fund
Nations
Georgia                        4,774.00              25,162.00                 0.00
 Municipal
Bond Fund
Nations
Maryland                         108.00              27,352.00                 0.00
 Municipal
Bond Fund
Nations North
 Carolina
Municipal                   $ 24,232.00            $ 38,851.00              $  0.00
 Bond Fund
Nations South
 Carolina
Municipal

                            Net Amt.                  Amount               Reimbsd.
                             Paid                     Waived               by Advsr.
                               5,358.00              27,497.00                   0

 Bond Funds
Nations
Tennessee                          0                 15,588.00             5,817.00
 Municipal
Bond Fund
Nations Texas
 Municipal                     6,913.00              28,200.00                 0.00
Bond Fund
Nations
Virginia                      11,162.00              29,711.00                 0.00
 Municipal
Bond Fund



        The table below states the net sub-advisory fees paid to Tradestreet, the sub-advisory fees waived and expense reimbursements where applicable for the fiscal period from January 1, 1996 to March 31, 1996.




                                  ADVISORY FEES


                             Net Amt.                    Amount              Reimbsd.
                              Paid                       Waived              by Advsr.
Nations
Government                   $65,559.22                  $  0.00             $  0.00
   Money
Market Fund
Nations Tax
Exempt
  Fund                       195,836.30                     0.00                0.00
Nations                      702,508.52                     0.00                0.00
Value Fund
Nations
Capital
  Growth Fund                558,981.57                     0.00                0.00
Nations
Disciplined
  Equity Fund                 85,311.87                     0.00                0.00
Nations
Equity
  Index Fund                  41,386.62                     0.00                0.00
Nations
Emerging
  Growth Fund                194,888.10                     0.00                0.00
Nations
Balanced
  Assets Fund                146,994.87                     0.00                0.00
Nations
Short-Inter-
  mediate                    185,611.41                     0.00                0.00
Gov't Fund
Nations
Short-Term
  Income Fund                 73,671.51                     0.00                0.00
Nations
Diversified
  Income Fund                 63,997.63                     0.00                0.00
Nations
Strategic
  Fixed                      313,681.03                     0.00                0.00
Income Fund
Nations
Municipal
  Income Fund                 20,092.35                     0.00                0.00
Nations
Short-Term
  Municipal
Income
  Fund                        11,904.57                     0.00                0.00
Nations
Intermediate
  Municipal                   14,212.28                     0.00                0.00
Bond  Fund
Nations
Florida

Intermediate
  Municipal
  Bond Fund                    9,158.98                     0.00                0.00
Nations
Georgia

Intermediate
Municipal
  Bond Fund                  $10,161.88                  $  0.00             $  0.00
Nations
Maryland

Intermediate
  Municipal                   15,999.36                     0.00                0.00
Bond   Fund
Nations
North
 Carolina                      6,729.45                     0.00                0.00
Intermediate
 Municipal
 Bond Fund
Nations
South Carolina
Intermediate
 Municipal


                             Net Amt.                    Amount              Reimbsd.
                              Paid                       Waived              by Advsr.
Bond Fund                     12,199.38                     0.00                0.00
Nations
Tennessee
                               3,812.00                     0.00                0.00
Intermediate
 Municipal
Bond Fund
Nations Texas
 Intermediate
 Municipal                     5,474.20                     0.00                0.00
Bond Fund
Nations
Virginia
 Intermediate                 42,887.69                     0.00                0.00
 Municipal
Bond Fund
Nations
Florida                        6,891.65                     0.00                0.00
 Municipal
Bond Fund
Nations
Georgia                        2,562.42                     0.00                0.00
 Municipal
Bond Fund
Nations
Maryland                       2,390.88                     0.00                0.00
 Municipal
Bond Fund
Nations North
 Carolina
Municipal                      5,475.32                     0.00                0.00
 Bond Fund
Nations South
 Carolina
Municipal                      2,870.87                     0.00                0.00
 Bond Fund
Nations
Tennessee                      1,366.28                     0.00
 Municipal                                                                      0.00
Bond Fund
Nations Texas
 Municipal                     3,051.30                     0.00                0.00
Bond Fund
Nations
Virginia                       3,538.33                     0.00                0.00
 Municipal
Bond Fund



         As discussed above, NationsBank was the investment adviser to the Funds prior to January 1, 1996. Prior to April 1, 1995, ASB Management, Inc. was sub-investment adviser to Nations Disciplined Equity Fund. A&B Management, Inc. received $28,916 as sub-investment advisory fees in 1995. The table below states the net advisory fees paid to NationsBank, the advisory fees waived and expense reimbursements where applicable for the fiscal years ended November 30, 1995 and 1994 where applicable.



                                  ADVISORY FEES

                                              FY 1995                                    FY 1994
                                              -------                                    -------

                                 Net Amt.       Amount      Reimbsd.    Net Amt.       Amount
                                   Paid         Waived     by Advsr.    Paid           Waived          Reimbsd.by Advsr.
     Nations Government
       Money Market Fund          $  815,364   $1,249,536          $0     $724,416     $1,235,880            $0
     Nations Tax Exempt
             Fund                  1,920,171    2,694,691           0      874,309      2,912,954             0
     Nations Value Fund            7,206,029       25,350           0    6,534,662         53,149             0
       Nations Capital
          Growth Fund              6,269,137            0           0    5,381,628              0             0
     Nations Disciplined
          Equity Fund                370,769          610           0        8,160              0             0
       Nations Equity
          Index Fund                 122,169      523,117           0      102,464        433,345             0
      Nations Emerging
          Growth Fund              1,855,452        3,328           0    1,288,934              0             0
      Nations Balanced
          Assets Fund              1,624,854            0           0    1,805,446              0             0


                                              FY 1995                                    FY 1994
                                              -------                                    -------

                                 Net Amt.       Amount      Reimbsd.    Net Amt.       Amount
                                   Paid         Waived     by Advsr.    Paid           Waived          Reimbsd.by Advsr.
     Nations Short-Inter-
      mediate Gov't Fund           2,044,261    1,022,131           0    2,556,715      1,278,358             0
     Nations Short-Term
          Income Fund                564,197      564,197           0      696,393        730,564        34,171
     Nations Diversified
          Income Fund                573,462      114,692           0      329,285        170,640             0
      Nations Strategic
       Fixed Income Fund           3,156,062      631,213           0    2,902,823        427,781             0
      Nations Municipal
          Income Fund                383,148      269,813           0      398,300        279,021        66,736
     Nations Short-Term
       Municipal Income
             Fund                     40,165      255,162           0       42,559        167,405           362
    Nations Intermediate
     Municipal Bond   Fund
                                      99,722      241,595           0      (8,684)        151,227        40,762
       Nations Florida
   Intermediate   Municipal
           Bond Fund                 137,002      113,704           0      154,249        102,832             0
       Nations Georgia
   Intermediate    Municipal
           Bond Fund                 158,113      126,861           0      166,565        111,043             0
      Nations Maryland
         Intermediate
     Municipal Bond   Fund
                                     245,189      191,375           0      287,326        191,550             0
   Nations North  Carolina
   Intermediate  Municipal
          Bond Fund                   94,414       86,937           0       73,680         61,099        17,968
   Nations South  Carolina
Intermediate  Municipal Bond
            Fund                     229,204      143,374           0      271,482        180,988             0
      Nations Tennessee
         Intermediate
     Municipal Bond Fund              29,713       54,285           0       27,480         35,606        25,930
        Nations Texas
         Intermediate
     Municipal Bond Fund              76,262       67,309           0       99,658         70,684         6,366
      Nations Virginia
         Intermediate
     Municipal Bond Fund             831,878      439,488           0    1,138,587        346,587             0
       Nations Florida
     Municipal Bond Fund              31,520      168,010           0      (3,925)        127,352         6,635
       Nations Georgia
     Municipal Bond Fund                   0       73,427       2,470     (57,827)        111,043             0
      Nations Maryland
     Municipal Bond Fund                   0       56,020      15,327     (12,208)         23,155        12,701
        Nations North
      Carolina Municipal
          Bond Fund                   19,600      157,625           0      (6,440)        126,235         9,504
        Nations South
      Carolina Municipal
          Bond Funds                       0       75,568       1,498     (14,381)         44,830        15,335
      Nations Tennessee
     Municipal Bond Fund                   0       40,270      12,792     (10,922)         26,558        13,336
        Nations Texas
     Municipal Bond Fund               1,425       91,303           0     (13,243)         70,358        14,740
      Nations Virginia
     Municipal Bond Fund               3,726      101,277           0      (9,176)         71,728        10,702

Investment Styles

         When you invest in any Fund in the Nations Fund Family, you can be assured your money is managed according to a disciplined investment style; one that remains constant regardless of particular styles coming in and out of favor. The Advisor believes this structured approach to managing portfolio securities may provide you with consistent performance over time. The Adviser uses various investment strategies during the process of constructing and managing the Nations Fund Trust portfolios. These strategies have been categorized into investment styles which consist of (i) the NationsBank Fixed Income Style, (ii) the NationsBank Growth Equity Style, (iii) the NationsBank Value Equity Style and (iv) the NationsBank Balanced Assets Style. Investment Styles described below relate to the Diversified Income, Government Securities, Short-Intermediate Government, Short-Term Income, Strategic Fixed Income, Intermediate Municipal Bond, Municipal Income, Short-Term Municipal Income, Capital Growth, Emerging Growth, Value and Balanced Assets Funds and the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds.

         NationsBank Fixed Income Style. The Nations Diversified Income, Government Securities, Short-Intermediate Government, Short-Term Income, Strategic Fixed Income, Intermediate Municipal Bond, Municipal Income, Florida Intermediate Municipal Bond, Georgia Intermediate Municipal Bond, Maryland Intermediate Municipal Bond, North Carolina Intermediate Municipal Bond, South Carolina Intermediate Municipal Bond, Tennessee Intermediate Municipal Bond, Texas Intermediate Municipal Bond, Virginia Intermediate Municipal Bond Fund, Short-Term Municipal Income Fund and the State Municipal Bond Funds are managed by the Adviser using the NationsBank Fixed Income Style. The NationsBank Fixed Income Style investment philosophy is premised on the belief that a well diversified portfolio of fixed income securities that emphasizes a combination of investments strategies will capture relative value in the bond market.

         In order to pursue this goal, the Fixed Income Style includes certain biases. The Adviser reduces the risk by investing in many different issuers. This is done by setting a maximum percentage permitted of any single issuer in any portfolio. Focus on high credit quality is the second bias. Holdings are concentrated in the upper end of the quality spectrum. Securities of less than the highest quality are used only when the team of credit analysts support the conclusion that the quality will remain stable or improve, and that it offers attractive potential in expected return. The third bias is to de-emphasize interest rate forecasts. The performance of a portfolio therefore is not held hostage to the accuracy of a rate forecast.

         This philosophy attempts to achieve consistent results while minimizing risk. Five strategies are also utilized by the Fixed Income Style Group Portfolio Managers to meet this objective.

         Sector Spread Anomalies: When sectors of the bond market are over or under valued, the allocation in the portfolios is adjusted accordingly. Such decisions are made based on a sound analysis of historical bond values as well as a review of current market conditions and its impact on future values.

         Yield Curve Anomalies: Unusual shapes in the yield curve or the degree of steepness in the yield curve provide opportunities to outperform fixed income indices. Such opportunities are reviewed by our specialists for return enhancement under a variety of possible interest rate shifts before they are implemented.

         Coupon/Quality Opportunities: High or low coupon securities may represent investment value based on supply and demand conditions for bonds. There are also times when upgrading or downgrading of the credit quality of a bond can enhance a portfolio's return. Funds hold lower quality bonds only when the expected reward is substantial compared to the potential risks, and credit analysis supports the conclusion that the credit quality is stable or improving.

         Security Analysis: A full staff of credit analysts is dedicated to supporting fixed income credit decisions. This staff gains additional support from a substantial equity research team when analyzing bonds from corporate issuers.

         Duration Management: The duration (price volatility of a bond in relation to interest rate movements) of the portfolios may be altered by 10% shorter or longer than the portfolios normal benchmark. Changes in duration are made infrequently and only when they are supported by economic expectations and an assessment of value.

         A final portfolio consists of securities that have been selected by the Fixed Income Style Group Portfolio Managers, in-house industry specialists and expert Wall Street sources all working together.

         NationsBank Growth Equity Style. The Capital Growth and Emerging Growth Funds are managed by the Adviser using the NationsBank Growth Equity style. The NationsBank Growth Equity Style investment philosophy seeks companies with superior growth prospects selling at reasonable prices that, over time, should outperform the market.

         Emphasis is placed on a "value adjusted for growth" stock selection process. Essential to this style is the Adviser's belief that absolute valuation does not capture the powerful effects of inflation. Therefore, relative price/earnings ranges of stocks going back 5 years are examined rather than static absolute price/earnings ratio.

         Inflation causes the market price/earnings ratio of a stock to expand or contract. Investors are willing to pay a higher price for stock in a company in periods of low inflation. The inverse is also true. The premium paid for growth will increase as inflation declines and decreases as inflation rises.

         The stock selection process begins with a universe of financially strong companies. The selection process selects companies with a market capitalization greater than $500 million (large, established companies) and a strong price momentum (growth in share price over the last 18 months).
This results in a universe of approximately 750 companies.

         These 750 companies are the universe from which the Adviser's industry specialists make their final decision for inclusion in an investment portfolio. In accordance with the Growth Equity Style, portfolio managers focus on those stocks among the universe with the lowest price/earnings ratio and are in industries with above average earnings growth potential. The final portfolio of stocks is then constructed by our Growth Equity Group Senior Portfolio Managers who work closely with the in-house industry specialists, as well as expert Wall Street sources.

         In summary, the Growth Equity Style seeks to produce a diverse portfolio of large capitalization growth stocks, that over time, should outperform the market.

         NationsBank Value Equity Style. The Value Fund is managed by the Adviser using the NationsBank Value Equity Style. The Value Equity Style investment philosophy is premised on the belief that a well diversified portfolio of undervalued companies exhibiting low price/earnings ratios will over time outperform the market while incurring lower than market risk.

         This style utilizes a "bottom-up" approach to stock selection, focusing on well proven factors of fundamental valuation. A low price/earnings ratio and above market dividend yield are two of the biases which reduce market risk. A catalyst for earnings improvement is also one of this Style's requirements as it assists with the "timing" of the purchase of a particular company.

         Stock selection process begins with a team of 10 in-house research specialists aided by a computerized screening model. Starting with approximately a 2,000 company universe, stocks must first pass a rigorous screening process that selects only those companies that possess strong financial quality and a market capitalization greater than $500 million. This results in a universe of approximately 900 companies, representing all of the 54 major U.S. industries and approximately 10 economic sectors.

         A more sophisticated screening process is then applied to the 900 company universe. The companies are then ranked based on the following factor weightings:

         The top one-third, or approximately 300 companies, result in the final universe from which the industry specialists make initial selections for a Fund. To insure adherence to the discipline, price objectives (buy and sell prices) are set for each company purchased, based on sound fundamental analysis. A final diversified portfolio of approximately 65 issues is constructed by the Value Equity Style Group Senior Portfolio Managers working closely with in-house industry specialists, as well as expert Wall Street sources.

         In summary, the low price/earnings ratio, value discipline seeks to produce a well diversified portfolio of high quality companies, that over time, should outperform the market, thereby adding value while incurring below-market risk.

         NationsBank Balanced Asset Style. The Nations Balanced Assets Fund is managed by the Adviser using the NationsBank Balanced Assets Style. The NationsBank Balanced Asset Style investment philosophy is premised on the belief that a diversified portfolio of stocks, fixed income, and money market securities will provide total investment return through a combination of growth of capital and current income consistent with preservation of capital.

         In order to pursue this goal, the Balanced Asset Style utilizes an asset allocation approach. Asset allocation is a process of allocating a portfolio's market value among major asset classes (equities, fixed income, and cash equivalents). Different asset classes have unique return and risk characteristics. The principle behind asset allocations is that a diversified portfolio of equities, fixed income, and cash equivalents with different return/risk characteristics will reduce overall portfolio risk in both up and down markets.

         The asset allocation process begins by making projections for stock, bond and cash returns and risk profiles. A computer data analysis identifies the highest expected return and measures it against the minimum return requirements for the balanced strategy. Recommendations are made to an Investment Policy Committee who reviews and approves asset class allocations.

         The stock, bond and asset allocation recommendations are then passed onto the Balanced Asset Group Senior Portfolio Managers who make the final investment decisions. The Portfolio Managers have the ability to change the portfolio's holdings to take advantage of changing market conditions, while seeking an optimal balance of income, stability, and growth. Most stock investments will be made in companies with above average earnings and dividend prospects and overall financial market stability. All bond purchases will be investment grade or above. Cash instruments will provide liquidity.

         In summary, the Balanced Asset Style should provide total investment return through a combination of growth of capital and current income consistent with preservation of capital.

         NationsBank Disciplined Equity Style. The Nations Disciplined Equity Fund is managed by the Adviser using the NationsBank Disciplined Equity Style. The NationsBank Disciplined Equity Style investment philosophy seeks to identify companies which offer future near-term earnings momentum.

         The Adviser pursues this investment philosophy through the use of a proprietary computerized tracking system (the "Alpha Model") which monitors the earnings per share estimates of approximately 3,000 Wall Street analysts, and through conventional security analysis. In utilizing the computerized tracking system, the Adviser identifies companies with respect to which there has been a change in the consensus analyst estimate of earnings per share. The Adviser believes that such a change often signifies the beginning of a trend for the company, rather than an isolated occurrence, and that such trend ultimately will be reflected in the share price of the company. The Adviser then buys or sells stocks for the Fund based on the results of this analysis.

         In selecting stocks pursuant to the NationsBank Disciplined Equity Style, the Adviser also uses conventional security analysis techniques. Starting with a universe of approximately 2,000 companies with large market capitalizations, the Adviser eliminates stocks that have relatively low trading activity, as well as stocks of companies of poor credit quality and those which, in the opinion of the Adviser, are overpriced. From the available pool of stocks that meet all of the criteria, approximately 40 to 50 are selected for inclusion in the Fund's portfolio.

         The Adviser strives to keep the assets of the Fund fully invested at all times, except as required to meet expected liquidity needs.

Administrator and Co-Administrator

         Stephens Inc. (the "Administrator") as administrator of the Trust and First Data Investor Services, Inc. serves as the co-administrator of the Trust (the "Co-Administrator").

         The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Trustees on August 4, 1993. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.

         Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Co-Administrator, the Transfer Agents and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Trust for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

         Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

         The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Funds or to their shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The table set forth on the following page states the net administration fees paid and the administration fees waived for the fiscal period ended March 31, 1996 and for the fiscal years ended November 30, 1995 and 1994 (where applicable).

                               Administration Fees

                                     FY 1996                       FY 1995                        FY 1994
                              ----------------------        ----------------------         --------------------
                              Net Fees        Fees         Net Fees            Fees        Net Fees        Fees
                               Paid          Waived         Paid              Waived         Paid         Waived
Nations Government Money     $139,341.00     $19,949.00       $368,833       $139,379      $119,102      $70,972
Market Fund
Nations Tax Exempt Fund       409,267.00     $52,641.00        791,074        347,743       864,933       81,883
Nations Value Fund            374,444.00           0.00        951,938              0       866,305       12,070
Nations Capital Growth        300,466.00           0.00        825,136              0       664,272       53,278
Fund
Nations Emerging Growth       103,626.00           0.00        244,941              0       159,098       12,760
Fund
Nations Disciplined            45,211.00           0.00         53,136              0         5,026          414
Equity Fund
Nations Equity Index Fund      53,838.00           0.00        127,288              0        94,857       12,305
Nations Balanced Assets        78,711.00           0.00        213,630              0       222,852       17,874
Fund
Nations Short-Intermediate
  Government Fund             167,287.00           0.00        503,568              0       591,720       47,459
Nations Short-Term Income      65,025.00           0.00        185,278              0       225,440       18,081
Fund
Nations Diversified            57,340.00           0.00         80,883              0        77,134        6,187
Income Fund
Nations Strategic Fixed       280,486.00           0.00        623,321              0       513,885      411,216
Income

                                     FY 1996                       FY 1995                        FY 1994
                              ----------------------        ----------------------         --------------------
                              Net Fees        Fees         Net Fees            Fees        Net Fees        Fees
                               Paid          Waived         Paid              Waived         Paid         Waived
Fund
Nations Municipal Income       38,622.00           0.00         79,205         28,128       114,802        9,208
Fund
Nations Short-Term
Municipal
  Income Fund                  22,543.00           0.00         41,135         17,261        26,208       15,857
Nations Intermediate
Municipal
  Bond Fund                    26,938.00           0.00         48,857         18,605        14,603       22,058
Nations Florida
Intermediate
  Municipal Bond Fund          17,482.00           0.00         36,717         12,708        47,598        3,818
Nations Georgia
Intermediate
  Municipal Bond Fund          19,615.00           0.00         41,646         14,573        51,400        4,122
Nations Maryland
Intermediate
  Municipal Bond Fund          30,556.00           0.00         63,726         22,366        88,663        7,112
Nations North Carolina
  Intermediate Municipal
Bond
  Fund                         12,879.00           0.00         26,465          9,257        28,281        2,268
Nations South Carolina
  Intermediate Municipal       23,528.00           0.00         70,495          2,931        83,775        6,719
Bond Fund
Nations Tennessee
Intermediate
  Municipal Bond Fund           6,298.00           0.00         12,193          4,383        16,481        1,322
Nations Texas Intermediate
  Municipal Bond Fund         $10,422.00          $0.00        $20,979         $7,337       $32,717       $2,624
Nations Virginia
Intermediate
  Municipal Bond Fund          82,317.00           0.00        240,312         10,264       275,016       22,058
Nations Florida Municipal
  Bond Fund                    13,127.00           0.00         23,746          9,126        14,712        9,995
Nations Georgia Municipal
  Bond Fund                     4,989.00           0.00          8,688          3,408         4,780        4,089
Nations Maryland Municipal
  Bond Fund                     4,576.00           0.00          6,434          2,815         2,124        1,817
Nations North Carolina
Municipal
  Bond Fund                    10,514.00           0.00         21,537          7,614        13,262        8,288
Nations South Carolina
Municipal
  Bond Fund                     5,476.00           0.00          8,881          3,573         4,113        3,518
Nations Tennessee
Municipal
  Bond Fund                        2,598           0.00          4,816          1,812         3,001        1,828
Nations Texas Municipal
Bond
  Fund                             5,852           0.00         11,093          4,168         6,454        5,522
Nations Virginia Municipal
  Bond Fund                        6,812           0.00         12,592          4,700         6,580        5,629

         As discussed under the caption "Expenses," the Administrator will be required to reduce its fee from the Trust, in direct proportion to the fees payable to the Adviser and the Administrator by the Trust, if the expenses of the Trust exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

Custodian and Transfer Agent

         NationsBank of Texas, N.A., serves as custodian for the fund securities and cash of each Fund. As custodian, NationsBank of Texas, N.A., maintains custody of such Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds. For such services, NationsBank of Texas, N.A., is entitled to receive, in addition to out-of-pocket expenses, fees, payable monthly (i) at the rate of 1.25% of 1% of the amortized cost value of the Money Market Funds' investments and the average daily net assets of each Non-Money Market Fund, (ii) $10.00 per repurchase collateral transaction by each Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving each Fund. NationsBank of Texas, N.A. is a wholly owned subsidiary of NationsBank Corp.

         First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, which is located at One Exchange Place, Boston, Massachusetts 02109, acts as transfer agent for the Trust's Shares. Under the transfer agency agreements, the transfer agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses. NationsBank of Texas, N.A., 901 Main Street, Dallas, Texas 75201, serves as sub-transfer agent for each Fund's Primary A and Primary B Shares.

Shareholder Servicing Agreements (Primary B Shares Only)

         As stated in the Prospectuses for the Primary Shares, the Trust has a Shareholder Servicing Plan with respect to the Primary B Shares for each of the Funds except the Value Fund, Capital Growth Fund, Emerging Growth Fund, Disciplined Equity Fund, Equity Index Fund, Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund and Strategic Fixed Income Fund. Pursuant to the Shareholder Servicing Plan, the Trust has entered into agreements with certain banks pertaining to the provision of administrative services to their customers who may from time to time own of record or beneficially Primary B Shares ("Customers") in consideration for the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers including information showing their position in shares; (v) responding to Customer inquiries concerning their investment in shares; (vi) providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting;
(vii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (viii) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreements or Shareholder Services Plan; (ix) arranging for bank wires; (x) providing general shareholder liaison services; and (xi) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules or regulations.

Shareholder Administration Plan (Primary B Shares Only)

      As stated in the Prospectus describing the Primary B Shares of the Value Fund, Capital Growth Fund, Emerging Growth Fund, Disciplined Equity Fund, Equity Index Fund, Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund and Strategic Fixed Income Fund, the Trust has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Trust may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Non-Money Market Fund Primary B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their customers who may from time to time own of record or beneficially Primary B Shares in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in NASD Service Plan Rule, exceed 0.25% of the average daily net asset value of the Primary B Shares of the relevant Funds. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act. Such plan shall continue in effect as long as the Board of Trustees, including a majority of the Qualified Trustees, specifically approves the plan at least annually.

Distribution Plans and Shareholder Servicing Arrangements for Investor Shares

         Investor A Shares. The Trust has adopted an Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor A Shares of the Funds. The Investor A Plan provides that each Fund may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with Nations Fund Trust ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the Money Market Funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.

         Such payments may be made to (i) the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or (ii) Selling Agents that have entered into a Sales Support Agreement with the Distributor for providing sales support assistance in connection with the sale of Investor A Shares. The sales support assistance provided by a Selling Agent under a Sales Support Agreement may include forwarding sales literature and advertising provided by Nations Fund Trust or the Distributor to their customers and providing such other sales support assistance as may be requested by the Distributor from time to time. Currently, substantially all fees paid by the Money Market Funds pursuant to the Investor A Plan are paid to compensate Selling Agents for providing sales support services, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor A Shares.

         Payments  under  the  Investor  A Plan by each  Non-Money  Market  Fund
(except the Short-Term Income Fund and the Short-Term Municipal Income Fund) also may be made to Servicing Agents that have entered into a Shareholder Servicing Agreement with Nations Fund Trust for providing shareholder support services to their Customers which hold of record or beneficially Investor A Shares of a Non-Money Market Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of such Funds may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from Nations Fund Trust on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing subaccounting with respect to Investor A Shares beneficially owned by their Customers or the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from Nations Fund Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers; (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as Nations Fund Trust may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations. The Money Market Funds, the Short-Term Income Fund and the Short-Term Municipal Income Fund may not pay for personal services and/or the maintenance of shareholder accounts, as such terms are interpreted by the NASD, under the Investor A Plan.

         Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. Fees received by the Distributor pursuant to the Investor A Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

         In addition, the Trust has adopted an Amended and Restated Shareholder Servicing Plan for the Investor A Shares of the Money Market Funds, the Short-Term Income Fund and the Short-Term Municipal Income Fund (the "Investor A Servicing Plan"). Pursuant to the Investor A Servicing Plan, each such Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of each Fund for providing shareholder support services. Such shareholder support services provided by Servicing Agents may include those shareholder support services discussed above with respect to the Investor A Plan. Fees paid pursuant to the Investor A Servicing Plan are calculated daily and paid monthly.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees, front end sales load fees and CDSC fees in connection with Investor A Shares: $265,899, $12,473 and $0, respectively. Of these amounts, the Distributor retained $0, $0 and $0, respectively, and paid the balance to selling dealers.

         Investor C Shares of the Non-Money Market Funds and Investor B Shares of the Money Market Funds. As stated in the Prospectuses, the Trustees of the Trust have approved an Amended and Restated Distribution Plan (the "Investor C/B Plan") in accordance with Rule 12b-1 under the 1940 Act for the Investor C Shares of the Non-Money Market Funds and Investor B Shares of Money Market Funds. Pursuant to the Investor C/B Plan, a Fund may pay the Distributor for certain expenses that are incurred in connection with sales support services. Payments under the Investor C/B Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Non-Money Market Fund and 0.10% of the average daily net asset value of Investor B Shares of a Money Market Fund. Payments to the Distributor pursuant to the Investor C/B Plan will be used (i) to compensate banks, other financial institutions or a securities broker/dealer that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") for providing sales support assistance relating to Investor Shares covered by the Plan, (ii) for promotional activities intended to result in the sale of Investor Shares covered by the Plan such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor Shares covered by the Plan. Currently, substantially all fees paid pursuant to the Investor C/B Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor C Shares of a Non-Money Market Fund and Investor B Shares of a Money Market Fund. Fees received by the Distributor pursuant to the Investor C/B Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

         Pursuant to the Investor C/B Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor C/B Shares of a Non-Money

Market Fund and Investor B Shares of a Money Market Fund. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the Non-Money Market Funds, and up to 0.10% of the average daily net asset value of the Investor B Shares of the Money Market Funds held of record or beneficially by such Customers. The sales support services provided by Selling Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders. Fees paid pursuant to the Investor C/B Plan are accrued daily and paid monthly, and are charged as expenses of Shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor C/B Plan in any given year may exceed the sum of the fees received under the Investor C/B Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor C/B Plan is in effect. If the Investor C/B Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

         In  addition,  the  Trustees  have  approved  an Amended  and  Restated
Shareholder Servicing Plan with respect to Investor C Shares of the Non-Money Market Funds and Investor B Shares of the Money Market Funds (the "Investor C/B Servicing Plan"). Pursuant to its Investor C/B Servicing Plan, each Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under a Fund's Investor C/B Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of each Fund's Investor C or Investor B Shares, as appropriate. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for Investor Shares covered by the Plan from Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor Shares covered by the Plan pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor Shares covered by the Plan; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Investor Shares covered by the Plan;
(vii) providing subaccounting with respect to Investor Shares covered by the Plan beneficially owned by Customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees, front end sales load fees and CDSC fees in connection with Investor C Shares of the Non-Money Market Funds:
$226,162.84, $0 and $5,086, respectively. Of these amounts, the Distributor retained $15,749.93, $0 and $1,394.24, respectively, and paid the balance to selling dealers.

         Daily Shares of the Money Market Funds. The Trustees have approved a Distribution Plan (the "Daily Distribution Plan") with respect to Daily Shares of the Money Market Funds. Pursuant to the Daily Distribution Plan, a Money Market Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of a Fund's Daily Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Daily Shares with the Distributor ("Selling Agents"). Payments under a Fund's Daily Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.45% of the average daily net asset value of each Money Market Fund's Daily Shares.

         The fees payable under the Daily Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Daily Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

         In addition, the Trustees have approved a Shareholder Servicing Plan with respect to Daily Shares of the Money Market Funds (the "Daily Servicing Plan").

Pursuant to the Daily Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Daily Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Daily Shares of the Money Market Funds.

         The fees payable under the Daily Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Daily Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Daily Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Daily Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Daily Shares; (vii) providing sub-accounting with respect to such Daily Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Daily Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         The fees payable under the Daily Distribution Plan and Daily Servicing Plan (together, the "Daily Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Daily Plans which exceed the total of
(i) the payments made to the Selling Agents and Servicing Agents by the Distributor or Nations Fund and reimbursed by the Fund pursuant to the Daily Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Daily Shares. Any such excess expenses may be recovered in future years, so long as the Daily Plans are in effect. Because there is no requirement under the Daily Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Daily Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling

Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Daily Plans or in connection with contingent deferred sales charges, if for any reason the Daily Plans are terminated, the Trustees will consider at that time the manner in which to treat such expenses.

         During the fiscal period ended March 31, 1996, the Distributor received the following amount from Rule 12b-1 fees in connection with Daily Shares of the Money Market Funds: $2, all of which was paid to selling dealers.

         Investor N Shares of the Non-Money Market Funds. As stated in the Prospectuses for the Investor N Shares of the Non-Money Market Funds, the Trustees have approved a Distribution Plan (the "Investor N Distribution Plan") with respect to Investor N Shares of the Non-Money Market Funds. Pursuant to the Investor N Distribution Plan, a Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Investor N Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Investor N Shares with the Distributor ("Selling Agents"). Payments under a Fund's Investor N Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Non-Money Market Fund's Investor N Shares.

         The fees payable under the Investor N Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services  provided,  and related  expenses  incurred,  by such  Selling  Agents.
Payments under the Investor N Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

         In addition, the Trustees have approved a Shareholder Servicing Plan with respect to Investor N Shares of the Non-Money Market Funds and Investor C Shares of the Money Market Funds) the "Investor N/C Servicing Plan"). Pursuant to its Investor N/C Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under a Fund's Investor N/C Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Fund's Investor N or C Shares, as appropriate.

         The fees payable under the Investor N/C Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor N and C Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor N or C Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor N or C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Investor N or C Shares; (vii) providing sub-accounting with respect to Investor C Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor N or C Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         The fees payable under the Investor C Distribution Plan and Investor N/C Servicing Plan (together, the "Investor N/C Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor N/C Plans which exceed the total of (i) the payments made to the Selling Agents and Servicing Agents by the Distributor or Nations Fund and reimbursed by the Fund pursuant to the Investor N/C Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Investor N Shares. Any such excess expenses may be recovered in future years, so long as the Investor N/C Plans are in effect.

         Because there is no requirement under the Investor N/C Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor N/C Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor N/C Plans or in connection with contingent deferred sales charges, if for any reason the Investor N/C Plans are terminated, the Trustees will consider at that time and manner in which to treat such expenses.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor N Shares of the Non-Money Market Funds: $939,081 and $558,076,
respectively. Of these amounts, the Distributor retained $ 0 and $0, respectively, and paid the balance to selling dealers.

         Information Applicable to Investor A, Investor B, Investor C Shares, Daily and Investor N Shares. The Investor A Plan, the Investor A Servicing Plan, the Investor C/B Plan, the Investor C/B Servicing Plan, the Investor C Plan and the Investor N/C Servicing Plan (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Investor A Plan, the Investor A Servicing Plan, the Investor C/B Servicing Plan and the Investor N/C Servicing Plan is subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Rules of Fair Practice governing receipt by NASD members of servicing fees from registered investment companies (the "NASD Service Fee Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Service Fee Rule.

         Each Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on June 24, 1992, with respect to the Investor A Shares of each Fund except the Intermediate Municipal Bond Fund and the Tennessee Intermediate Municipal Bond Fund; on March 19, 1992 with respect to the Investor C Shares (formerly Investor B Shares) of the Value Fund, Short-Intermediate Government Fund, Municipal Income Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund; on June 24, 1992 with respect to the Investor C Shares (formerly Investor B Shares) of the Capital Growth Fund, Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Diversified Income Fund, Strategic Fixed Income Fund, Florida Intermediate Municipal Bond Fund, and North Carolina Intermediate Municipal Bond Fund and Texas Intermediate Municipal Bond Fund; on February 3, 1993, with respect to the Investor A and Investor C Shares (formerly Investor B Shares) of the Intermediate Municipal
Bond Fund and the Tennessee Intermediate Municipal Bond Fund; on February 3, 1993, with respect to the Investor B Shares of the Government Money Market Fund and the Tax Exempt Fund; and on February 3, 1993, with respect to the Investor N Shares (formerly Investor C Shares) of each Non-Money Market Fund. On August 4, 1993, the Board of Trustees approved the Investor N/C Servicing Plan with respect to the Money Market Funds. On February 2, 1994, the Board of Trustees approved the Primary B Servicing Plan, Investor A Plan, Investor C/B Plan, Investor C/B Servicing Plan, Investor C Plan and Investor N/C Servicing Plan with respect to the Disciplined Equity Fund.

         In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A, Investor B, Investor C Shares or Investor N Shares and the holders of such shares. The Plans were approved by the Investor A Shares of the Government Money Market Fund, Tax Exempt Fund, Value Fund, Short-Intermediate Government Fund, Municipal Income Fund, Georgia Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund on September 22, 1992. The Plans applicable to Investor A and Investor C Shares (formerly Investor B Shares) of the Capital Growth Fund, Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Diversified Income Fund, Strategic Fixed Income Fund, North Carolina Intermediate Municipal Bond Fund, and Florida Intermediate Municipal Bond Fund were approved by the initial shareholders of each such Fund's Investor A Shares and Investor C Shares and will be submitted to each Fund's relevant shareholders for approval at a later date. The Plans applicable to the Investor C Shares (formerly Investor B Shares) of the Value Fund, Short-Intermediate Government Fund, Municipal Income Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund were approved by each such Fund's initial shareholder of Investor C Shares and by each Fund's shareholders on September 22, 1992. The Plans applicable to the Investor A Shares of the Intermediate Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and the Tennessee Intermediate Municipal Bond Fund were approved by such Funds' initial shareholder of Investor A Shares. The Plans applicable to the Investor N Shares (formerly Investor C Shares) of each Non-Money Market Fund were approved by each Fund's initial shareholder of Investor N Shares.

         All Plans shall continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of qualified Trustees. On November 6, 1993, the Board of Trustees considered the Plans for all

Funds (except the Special Equity Fund) and voted to continue such Plans for an additional one-year period.

         The Investor A Plan, the Investor C/B Plan and the Investor C Plan may be terminated with respect to Investor A, Investor C/B or Investor C Shares by vote of a majority of the Qualified Trustees, or by vote of a majority of the holders of a Fund's outstanding voting securities of the Investor A, Investor C/B or Investor C Shares. Any change in such a Plan that would increase materially the distribution expenses paid by the Investor A, Investor B, Investor C Shares or Investor N Shares, as appropriate, requires shareholder approval; otherwise, each Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Investor A Servicing Plan, the Investor C/B Servicing Plan and the Investor N/C Servicing Plan may be terminated by a vote of a majority of the Qualified Trustees. As long as a Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

         Conflict of interest restrictions may apply to the receipt by Selling and/or Servicing Agents of compensation from Nations Fund in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.

         Fees Paid Pursuant to Shareholder Servicing/Distribution Plans
                                Investor A Shares



  FUND
                                                             Net                     Net
                                                       Fees Paid (12b-1     Fees Paid (Shareholder                              Net
                                                          Component)         Servicing Component)          Fees Paid
                                                      Period ended 3/31/96   Period ended 3/31/96         FYE 11/30/95
Government Money Market Fund                             $16,455.40             $41,138.51                 $66,320
Tax Exempt Fund                                           10,736.30              96,941.24                 325,609
Value Fund                                                42,080.39                   0                    100,864
Capital Growth Fund                                       14,002.47                   0                     33,996
Emerging Growth Fund                                       5,258.18                   0                     10,934
Disciplined Equity Fund                                    1,260.99                   0                        926
Equity Index Fund                                              0.00                   0                          3
Balanced Assets Fund                                       4,779.67                   0                     12,281



  FUND
                                                             Net                     Net
                                                       Fees Paid (12b-1     Fees Paid (Shareholder                              Net
                                                          Component)         Servicing Component)          Fees Paid
                                                      Period ended 3/31/96   Period ended 3/31/96         FYE 11/30/95
Short-Intermediate Government Fund                        40,480.00                   0                    134,526
Short-Term Income Fund                                     1,478.04                 507.60                   5,271
Diversified Income Fund                                   11,251.60                   0                     29,942
Strategic Fixed Income Fund                                4,469.96                   0                      4,577
Municipal Income Fund                                     18,008.35                   0                     51,257
Short-Term Municipal Income Fund                           1,946.00                 626.41                   4,237
Intermediate Municipal Bond Fund                             920.48                   0                      1,714
Florida Intermediate Municipal Bond Fund                   1,498.39                   0                      4,198
Georgia Intermediate Municipal Bond Fund                   5,919.11                   0                     20,573
Maryland Intermediate Municipal Bond Fund                 13,895.07                   0                     42,880
North Carolina Intermediate Municipal Bond  Fund           5,267.95                   0                     17,214
South Carolina Intermediate Municipal Bond Fund            9,734.75                   0                     31,815
Tennessee Intermediate  Municipal Bond Fund                4,998.34                   0                     15,683
Texas Intermediate Municipal Bond Fund                       534.24                   0                      1,638
Virginia Intermediate Municipal Bond Fund                 47,116.23                   0                    151,365
Florida Municipal Bond Fund                                1,248.67                   0                      3,021
Georgia Municipal Bond Fund                                    4.44                   0                         13
Maryland Municipal Bond Fund                                 672.03                   0                      1,205
North Carolina Municipal Bond Fund                           258.37                   0                      1,530
South Carolina Municipal Bond Fund                           822.50                   0                        850
Tennessee Municipal Bond Fund                                140.74                   0                        216
Texas Municipal Bond Fund                                    223.17                   0                        311
Virginia Municipal Bond Fund                                 437.02                   0                        810

                    Fees Paid Pursuant to Distribution Plans

                   Investor C Shares - Non-Money Market Funds
                     Investor B Shares - Money Market Funds


  FUND
                                                                                       Net
                                                          Net                       Fees Paid
                                               Fees Paid (12b-1 Component)        (Shareholder                Net
                                                      Period ended             Servicing Component)        Fees Paid
                                                         3/31/96               Period ended 3/31/96       FYE 11/30/95
Government Money Market Fund                          $          0                 $ 44,849.32              $53,417
Tax Exempt Fund                                                  0                   90,151.60              107,280
Value Fund                                                5,473.54                    3,691.06               35,944
Capital Growth Fund                                       4,271.18                    2,880.17               29,156
Emerging Growth Fund                                      1,034.88                      696.27                6,801
Disciplined Equity Fund                                     375.04                      249.30                1,185
Equity Index Fund                                                0                           0                  N/A
Balanced Assets Fund                                      1,321.25                      898.11                8,359
Short-Intermediate Government Fund                       13,283.36                    7,730.30               70,814
Short-Term Income Fund                                    3,402.21                    3,905.80               24,650
Diversified Income Fund                                   4,406.98                    2,159.11               22,769
Strategic Fixed Income Fund                                 316.71                      189.92                  349
Municipal Income Fund                                     2,823.76                    1,386.55               19,872
Short-Term Municipal Income Fund                            865.61                    1,146.43                2,660
Intermediate Municipal Bond Fund                            586.62                      434.35                  662
Florida Intermediate Municipal Bond Fund                    290.06                      172.80                1,436
Georgia Intermediate Municipal Bond Fund                  2,613.10                    1,529.53               12,823
Maryland Intermediate  Municipal Bond                     2,972.66                    1,782.66               13,177
  Fund
North Carolina Intermediate Municipal                     1,435.87                      856.47                7,248
  Bond Fund
South Carolina Intermediate Municipal Bond                5,767.95                    3,425.64               28,757
Fund
Tennessee Intermediate  Municipal                             2.41                        1.44                   11
  Bond Fund
Texas Intermediate Municipal Bond Fund                      598.51                      356.82                2,216
Virginia Intermediate Municipal Bond Fund                 7,394.28                    4,374.82               38,399
Florida Municipal Bond Fund                                  56.22                       31.74                  182
Georgia Municipal Bond Fund                                  87.35                       43.25                  270
Maryland Municipal Bond Fund                                  3.03                        1.50                   17
North Carolina Municipal Bond Fund                            4.10                        2.55                  103
South Carolina Municipal Bond Fund                          562.09                      257.26                   27
Tennessee Municipal Bond Fund                                72.07                       31.45                  364
Texas Municipal Bond Fund                                    88.67                       43.88                   29
Virginia Municipal Bond Fund                                 54.24                       27.16                   61

NOTE:    All fees paid under the Investor A and Investor C/B Shares Distribution
         Plans  were  accrued  as  payments  to  broker/dealers   and  financial
         institutions offering such shares to their customers.

                        Daily Shares - Money Market Funds



                                                  Net                    Net Fees Paid
                                             Fees Paid (12b-1             (Shareholder
                                                Component)             Servicing Component)       FYE
                                            Period ended 3/31/96       Period ended 3/31/96     11/30/95
  FUND
Government Money Market Fund                     $ 1.23                    $  1.67                $ 4
Tax Exempt Fund                                    1.20                       1.46                  2


                     Investor C Shares - Money Market Funds
                   Investor N Shares - Non-Money Market Funds



                                                                 Net                Fees Paid
                                                           Fees Paid (12b-1       (Shareholder                 Net
                                                              Component)         Servicing Component)        Fees Paid
                                                         Period ended 3/31/96    Period ended 3/31/96      FYE 11/30/95
  FUND
Government Money Market Fund                              $          0.00           $ 1,895.46             $    2,573
Tax Exempt Fund                                                      0.00            27,500.83                 43,328
Value Fund                                                     145,275.27            72,637.63                449,537
Capital Growth Fund                                            101,564.48            33,854.83                314,386
Emerging Growth Fund                                            82,069.51            27,356.50                232,800
Disciplined Equity Fund                                         43,585.75            14,528.58                 39,592
Nations Equity Index Fund                                            0.00                 0.00                 --
Balanced Assets Fund                                           110,015.94            55,007.97                421,921
Short-Intermediate Government Fund                              16,952.38            12,108.84                 70,600
Short-Term Income Fund                                           2,738.41             6,846.02                 38,981
Diversified Income Fund                                        149,179.97            74,589.98                538,683
Strategic Fixed Income Fund                                      3,421.99             2,138.74                 14,648
Municipal Income Fund                                           29,356.11            14,678.05                136,830
Short-Term Municipal Income Fund                                 3,998.28             9,995.69                 37,488
Intermediate Municipal Bond Fund                                 1,239.10             1,239.10                  5,868
Florida Intermediate Municipal Bond Fund                         3,717.78             3,717.78                 23,484
Georgia Intermediate Municipal Bond Fund                         6,838.88             6,838.88                 38,810
Maryland Intermediate  Municipal Bond Fund                       3,761.25             3,761.25                 22,102
North Carolina Intermediate Municipal Bond                       6,740.61             6,740.61                 34,834
  Fund
South Carolina Intermediate Municipal Bond                       5,660.88             5,660.88                 30,676
  Fund



                                                                 Net                Fees Paid
                                                           Fees Paid (12b-1       (Shareholder                 Net
                                                              Component)         Servicing Component)        Fees Paid
                                                         Period ended 3/31/96    Period ended 3/31/96      FYE 11/30/95
  FUND
Tennessee Intermediate  Municipal Bond Fund                   $  2,950.00          $  2,950.00              $  17,478
Texas Intermediate Municipal Bond Fund                           2,467.32             2,467.32                 15,692
Virginia Intermediate Municipal Bond Fund                       10,073.97            10,073.97                 55,284
Florida Municipal Bond Fund                                     41,713.29            20,856.65                174,654
Georgia Municipal Bond Fund                                     21,200.11            10,600.06                 84,678
Maryland Municipal Bond Fund                                    16,622.75             8,311.38                 52,328
North Carolina Municipal Bond Fund                              49,477.85            24,738.91                207,955
South Carolina Municipal Bond Fund                              21,418.47            10,709.23                 80,631
Tennessee Municipal Bond Fund                                   11,115.33             5,557.67                 46,226
Texas Municipal Bond Fund                                       20,606.45            10,303.22                 89,464
Virginia Municipal Bond Fund                                    27,318.78            13,659.39                111,655

                                   DISTRIBUTOR

         Stephens Inc. (the "Distributor"), serves as the principal underwriter and distributor of the shares of the Funds. Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund and (ii) a majority of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund, or by the Distributor.

                       INDEPENDENT ACCOUNTANT AND REPORTS

         On November 28, 1992, the Board of Trustees selected Price Waterhouse LLP, with offices at 160 Federal Street, Boston, MA 02110, to serve as independent accountant to Nations Fund Trust for the fiscal years beginning December 1, 1992. Certain financial information which appears in the Prospectuses and the financial statements has been audited by the accountants.

         The audited financial statements and portfolio of investments contained in the Annual Report for the fiscal period ended March 31, 1996, are hereby incorporated by reference in this SAI. The Annual Reports will be sent free of charge with this SAI to any shareholder who requests this SAI.



                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812, is counsel to the Trust.



                      ADDITIONAL INFORMATION ON PERFORMANCE

         From time to time, the yield and total return of a Fund's Investor Shares and Primary Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Primary Shares.

Yield Calculations

         Money Market Funds. The "yield" and "effective yield" of Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of each Money Market Fund are computed separately as described in the Prospectuses according to formulas prescribed by the SEC. The standardized seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share of the class or series involved at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares; and all fees, other than nonrecurring account or sales charges, that are charged to shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for a class or series of shares in a Fund is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         In addition, the "tax-equivalent yield" of the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of the Tax Exempt Fund is computed by: (a) dividing the portion of the yield that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax.

         The current yield for each class or series of shares may be obtained by calling the Trust at the telephone number provided on the cover page.

                  Seven Day Yield For the Period Ended 3/31/96

                                                                                  Effective                     Tax
                                               Yield                              Yield            Tax          Equivalent
Nations Government                             Without          Effective         Without          Equivalent   Yield Without
Money Market Fund              Yield           Fee  Waivers     Yield             Fee Waivers      Yield        Fee Waivers
                               -----           ------------     ---------         -----------      -----------  -----------
Primary A Shares               4.97%           4.68%            5.09%             4.80%            N/A            N/A
Primary B Shares               4.72%           4.43%            4.83%             4.54%            N/A            N/A
Investor A Shares              4.62%           4.33%            4.72%             4.43%            N/A            N/A
Investor B Shares              4.72%           4.43%            4.83%             4.54%            N/A            N/A
Investor C Shares              4.72%           4.43%            4.83%             4.54%            N/A            N/A
Daily Shares                   4.39%           4.10%            4.48%             4.19%            N/A            N/A

Nations Tax Exempt
Fund

Primary A Shares               3.40%           3.13%            3.45%             3.18%            4.93%          4.54%
Primary B Shares               3.15%           2.88%            3.19%             2.92%            4.57%          4.17%
Investor A Shares              3.15%           2.88%            3.19%             2.92%            4.57%          4.17%
Investor B Shares              3.20%           2.93%            3.25%             2.98%            4.64%          4.25%
Investor C Shares              3.25%           2.98%            3.30%             3.03%            4.71%          4.32%
Daily Shares                   2.74%           2.47%            2.77%             2.50%            3.97%          3.58%


         Non-Money Market Funds. Yield is calculated separately for the Investor A, Investor C, Investor N, Primary A and Primary B Shares of a Non-Money Market Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A and Primary B Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                           Yield = 2 [(a-b+ 1)6 - 1]
                                         cd

Where:          a =     dividends and interest earned during the period.

                b =     expenses accrued for the period (net of reimbursements).

                c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                d = maximum offering price per share on the last day of the period (again, for Primary A and Primary B Shares, this is equivalent to net asset value per share).

         For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

         Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Fund to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A and Primary B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.

         The Funds may provide additional yield calculations in communications (other than advertisements) to the holders of Investor A, Investor C or Investor N Shares. These may be calculated based on the Investor A, Investor C or Investor N Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Investor A, Investor C or Investor N Shares may also include additional yield calculations prepared for the holders of Primary A or Primary B Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

         Investor A Shares Only. Based on the foregoing calculations, the yield, taking into account fee waivers and/or expense reimbursements, and the yield without fee waivers and/or expense reimbursements for the 30-day period ended March 31, 1996 were as follows:


                  Thirty Day Yield For The Period Ended 3/31/96

                                                                                                     Tax
                                                            Yield                 Tax                Equivalent
                                                            Without               Equivalent         Yield Without
                                        Yield               Fee Waivers           Yield              Fee Waivers
Short-Intermediate
Government Fund

Primary A Shares                          5.36%              5.15%                  N/A               N/A
Investor A Shares                         5.16%              4.92%                  N/A               N/A
Investor C Shares                         4.86%              4.17%                  N/A               N/A
Investor N Shares                         4.76%              4.17%                  N/A               N/A
Short-Term Income Fund

Primary A Shares                          5.60%              5.35%                  N/A               N/A
Investor A Shares                         5.40%              4.83%                  N/A               N/A
Investor C Shares                         5.25%              4.33%                  N/A               N/A
Investor N Shares                         5.25%              4.33%                  N/A               N/A
Diversified Income Fund

Primary A Shares                          7.00%              6.96%                   N/A              N/A
Investor A Shares                         6.75%              6.65%                   N/A              N/A

                                      110


Investor C Shares                         6.49%              6.14%                   N/A              N/A
Investor N Shares                         6.24%              5.89%                   N/A              N/A
Strategic Fixed Income Fund

Primary A Shares                          5.56%              5.50%                   N/A              N/A
Investor A Shares                         5.35%              5.27%                   N/A              N/A
Investor C Shares                         5.05%              4.52%                   N/A              N/A
Investor N Shares                         4.90%              4.52%                   N/A              N/A
Nations Municipal Income Fund

Primary A Shares                          5.21%              4.96%                   7.55%            7.19%
Investor A Shares                         5.01%              4.71%                   7.26%            6.83%
Investor C Shares                         4.70%              4.20%                   6.81%            6.09%
Investor N Shares                         4.45%              3.95%                   6.45%            5.72%
Nations Short-Term Municipal
Income  Fund
------------

Primary A Shares                          3.80%              3.54%                   5.51%            5.13%
Investor A Shares                         3.60%              3.05%                   5.22%            4.42%
Investor C Shares                         3.45%              2.45%                   5.00%            3.55%
Investor N Shares                         3.45%              2.55%                   5.00%            3.70%
Nations Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.56%              4.30%                   6.61%            6.23%
Investor A Shares                         4.35%              4.05%                   6.30%            5.87%
Investor C Shares                         4.05%              3.30%                   5.87%            4.78%
Investor N Shares                         4.05%              3.30%                   5.87%            4.78%
Nations Florida Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.38%              4.19%                   6.35%            6.07%
Investor A Shares                         4.18%              3.95%                   6.06%            5.72%
Investor C Shares                         3.88%              3.20%                   5.62%            4.64%
Investor N Shares                         3.88%              3.20%                   5.62%            4.64%
Nations Georgia Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.36%              4.17%                   6.92%            6.62%
Investor A Shares                         4.16%              3.93%                   6.60%            6.24%
Investor C Shares                         3.85%              3.17%                   6.11%            5.03%
Investor N Shares                         3.85%              3.17%                   6.11%            5.03%

                                      111


Nations Maryland Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.15%              3.96%                   6.48%            6.19%
Investor A Shares                         3.95%              3.72%                   6.17%            5.81%
Investor C Shares                         3.65%              2.97%                   5.70%            4.64%
Investor N Shares                         3.65%              2.97%                   5.70%            4.64%
Nations North Carolina
Intermediate Municipal Bond Fund
--------------------------------

Primary A Shares                          4.32%              4.16%                   6.97%            6.71%
Investor A Shares                         4.12%              3.87%                   6.65%            6.24%
Investor C Shares                         3.81%              3.11%                   6.15%            5.02%
Investor N Shares                         3.81%              3.11%                   6.15%            5.02%
Nations South Carolina
Intermediate Municipal Bond Fund
--------------------------------

Primary A Shares                          4.56%              4.36%                   7.35%            7.03%
Investor A Shares                         4.36%              4.12%                   7.03%            6.65%
Investor C Shares                         4.06%              3.37%                   6.55%            5.44%
Investor N Shares                         4.06%              3.37%                   6.55%            5.44%
Nations Tennessee Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.35%              4.19%                   6.90%            6.65%
Investor A Shares                         4.15%              3.90%                   6.59%            6.19%
Investor C Shares                         3.89%              3.19%                   6.17%            5.06%
Investor N Shares                         3.85%              3.15%                   6.11%            5.00%
Nations Texas Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.37%              4.21%                   6.33%            6.10%
Investor A Shares                         4.17%              3.92%                   6.04%            5.68%
Investor C Shares                         3.87%              3.17%                   5.61%            4.59%
Investor N Shares                         3.87%              3.17%                   5.61%            4.59%
Nations Virginia Intermediate
Municipal Bond Fund
-------------------

Primary A Shares                          4.14%              3.89%                   6.55%            6.15%
Investor A Shares                         3.94%              3.65%                   6.23%            5.77%
Investor C Shares                         3.64%              2.90%                   5.75%            4.58%
Investor N Shares                         3.64%              2.90%                   5.75%            4.58%

                                      112


Nations Florida Municipal
Bond Fund

Primary A Shares                          5.04%              4.58%                   7.30%            6.64%
Investor A Shares                         4.83%              4.33%                   7.00%            6.28%
Investor C Shares                         4.53%              3.83%                   6.57%            5.55%
Investor N Shares                         4.28%              3.58%                   6.20%            5.19%

Nations Georgia Municipal
Bond Fund

Primary A Shares                          5.05%              4.59%                   8.02%            7.29%
Investor A Shares                         4.83%              4.33%                   7.67%            6.87%
Investor C Shares                         4.55%              3.85%                   7.22%            6.11%
Investor N  Shares                        4.30%              3.60%                   6.83%            5.71%
Nations Maryland Municipal
Bond Fund
---------

Primary A Shares                          4.80%              4.34%                   7.50%            6.78%
Investor A Shares                         4.60%              4.10%                   7.19%            6.41%
Investor C Shares                         4.32%              3.62%                   6.75%            5.66%
Investor N Shares                         4.04%              3.34%                   6.31%            5.22%
Nations North Carolina
Municipal Bond Fund
-------------------

Primary A Shares                          4.91%              4.45%                   8.02%            7.27%
Investor A Shares                         4.71%              4.21%                   7.69%            6.87%
Investor C Shares                         4.42%              3.72%                   7.22%            6.07%
Investor N Shares                         4.16%              3.46%                   6.79%            5.65%
Nations South Carolina
Municipal Bond Fund
-------------------

Primary A Shares                          5.00%              4.54%                   8.06%            7.32%
Investor A Shares                         4.80%              4.30%                   7.74%            6.94%
Investor C Shares                         4.50%              3.80%                   7.26%            6.13%
Investor N Shares                         4.25%              3.55%                   6.85%            5.73%
Nations Tennessee
Municipal Bond Fund
-------------------

Primary A Shares                          4.85%              4.39%                   7.70%            6.97%
Investor A Shares                         4.65%              4.15%                   7.38%            6.59%
Investor C Shares                         4.34%              3.64%                   6.89%            5.78%
Investor N Shares                         4.10%              3.40%                   6.51%            5.40%

                                      113


Nations Texas
Municipal Bond Fund
-------------------

Primary A Shares                          4.87%              4.41%                   7.06%            6.39%
Investor A Shares                         4.67%              4.17%                   6.77%            6.04%
Investor C Shares                         4.37%              3.67%                   6.33%            5.32%
Investor N Shares                         4.12%              3.42%                   5.97%            4.96%

Nations Virginia
Municipal Bond Fund
-------------------

Primary A Shares                          5.14%              4.68%                   8.13%            7.40%
Investor A Shares                         4.94%              4.44%                   7.81%            7.02%
Investor C Shares                         4.63%              3.93%                   7.32%            6.21%
Investor N Shares                         4.38%              3.68%                   6.92%            5.82%


The "tax-equivalent" yield is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by (b) one minus
(i) a stated Federal income tax rate, and, for the State Intermediate Municipal Bond Funds, (ii) a state income tax rate. The Federal income tax rate used in calculating the "tax-equivalent" yield was 31%. The state income tax rate used in calculating the "tax-equivalent" yield of the State Intermediate Municipal Bond Funds was as follows: Florida --0%;; Georgia --6%; Maryland --5%; North Carolina --7.75%; South Carolina --7%; Tennessee 6%; Texas --0%; and Virginia --5.75%.

     Hypothetical examples showing the level of taxable yield needed to produce on after-tax equivalent to an assumed tax-free yield may be provided to shareholders. Provided below are such illustrations:



     For the Georgia Intermediate Municipal Bond fund and Georgia Municipal Bond Fund:


Single Return                 $24,000-$58,150               $58,150-$121,300             $121,300-$263,750
Joint Return                  $40,100-$96,900               $96,900-$147,700             $147,700-$263,750

To match a
 tax-free
yield of:                   A taxable investment would have to pay you:


     4%                            6.06%                         6.35%                        6.90%
     5%                            7.58%                         7.94%                        8.62%
     6%                            9.09%                         9.52%                        10.34%
     7%                            10.60%                        11.11%                       12.07%
     8%                            12.12%                        12.70%                       13.79%

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1996 Federal (28%, 31%, 36%) and Georgia (6%) tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 1996 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond
Fund:


Single Return                 $24,000-$58,150               $58,150-$121,300             $121,300-$263,750
Joint Return                  $40,100-$96,900               $96,900-$147,700             $147,700-$263,750


To match a
tax-free
yield of:                           A taxable investment would have to pay you:


     4%                            6.20%                         6.50%                        7.08%
     5%                            7.75%                         8.13%                        8.85%
     6%                            9.30%                         9.76%                        10.62%
     7%                            10.85%                        11.38%                       12.39%
     8%                            12.40%                        13.01%                       14.16%


The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1996 Federal (28%, 31%, 36%), Maryland (5%) and local county (2.5%) tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 1996 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

      For the North Carolina Intermediate Municipal Bond Fund and North Carolina
          Municipal Bond Fund:

Single Return       $24,000-$58,150     $58,150-$60,000    $60,000-$121,300      $121,300-$263,750
                    (28%, 7%)           (31%, 7%)          (31%, 7.75%)          (36%, 7.75%)

Joint Return        $40,100-$96,900     $96,900-$100,000    $100,000-$147,700    $147,700-$263,750
                    (28%, 7%)           (31%,7%)               (31%, 7.75%)      (36%, 7.75%)

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

       4%                   6.15%              6.45%               6.53%              7.11%
       5%                   7.69%              8.06%              8.16%               8.99%
       6%                   9.23%              9.68%              9.80%              10.67%
       7%                  10.77%             11.29%             11.43%              12.44%
       8%                  12.31%             12.90%             13.06%              14.22%

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1995 Federal (28%, 31% 36%) and North Carolina (7%, 7.75%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1995 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the South Carolina Intermediate Municipal Bond Fund and South Carolina
     Municipal Bond Fund:

Single Return       $24,000-$58,150     $58,150-$121,300     $121,300-$263,750
                    (28%, 7%)           (31%, 7%)            (36%, 7%)

Joint Return        $40,100-$96,900      $ 96,900-$147,700   $147,700-$263,750
                    (28%, 7%)                (31%, 7%)       (36%, 7%)

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

       4%                   6.15%              6.45%               7.02%
       5%                   7.69%              8.06%               8.77%
       6%                   9.23%              9.68%              10.53%
       7%                  10.77%             11.29%              12.28%
       8%                  12.31%             12.90%              14.04%


The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1995 Federal (28%, 31%, 36%) and South Carolina (7%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1995 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the Tennessee Intermediate Municipal Bond Fund and Tennessee Municipal Bond
          Fund:


Single Return       $24,000-$58,150     $58,150-$121,300     $121,300-$263,750
                    (28%, 6%)           (31%, 6%)            (36%, 6%)

Joint Return        $40,100-$96,900      $96,900-$147,700    $147,700-$263,750
                    (28%, 6%)                (31%, 6%)       (36%, 6%)

To match a
tax-free
yield of:                  A taxable investment would have to pay you:




       4%                   6.06%              6.35%               6.90%
       5%                   7.58%              7.94%               8.62%
       6%                   9.09%              9.52%              10.34%
       7%                  10.61%             11.11%              12.07%
       8%                  12.12%             12.70%              13.79%


The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1995 Federal (28%, 31%, 36%) and Tennessee (6%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1995 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond
          Fund:



Single Return       $24,000-$58,150     $58,150-$121,300     $121,300-$263,750
                    (28%, 5.75%)        (31%, 5.75%)         (36%, 5.75%)

Joint Return        $40,100-$96,900      $96,900-$147,700    $147,700-$263,750
                    (28%, 5.75%)           (31%, 5.75%)      (36%, 5.75%)

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

       4%                   6.04%              6.32%               6.87%
       5%                   7.55%              7.91%               8.58%
       6%                   9.06%              9.49%              10.30%

       7%                  10.57%             11.07%              12.02%
       8%                  12.08%             12.65%              13.73%

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1995 Federal (28%, 31%, 36%) and Virginia (5.75%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1995 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the Municipal Income Fund, Short-Term Municipal Income Fund, the Intermediate Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and Texas Municipal Bond Fund:


Single Return       $24,000-$58,150     $58,150-$121,300     $121,300-$263,750
                    (28%)               (31%)                (36%)

Joint Return        $40,100-$96,900      $ 96,900-$147,700   $147,700-$263,750
                    (28%)                      (31%)         (36%)


To match a
tax-free
yield of:                  A taxable investment would have to pay you:

       4%                   5.56%              5.80%               6.25%
       5%                   6.94%              7.25%               7.81%
       6%                   8.33%              8.70%               9.38%
       7%                   9.72%             10.14%              10.94%
       8%                  11.11%             11.59%              12.50%

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1995 Federal (28%, 31%, 36%) tax rates. This analysis does not take into account any state or local taxes imposed, although, with respect to the Florida Intermediate Municipal Bond Fund, the Florida Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and the Texas Municipal Bond Fund, neither Florida nor Texas impose a personal income tax. Note that the highest 1995 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax  imposed on certain high-income taxpayers.

      There can be no assurance that all of a yield quoted by one of these Funds will be tax-free since these Funds may invest in short-term taxable obligations for temporary defensive periods as described in the Prospectuses. Also, the above hypothetical examples are for illustration only. Tax laws and regulations may be changed at any time by legislative or administrative actions and such changes may make the information contained in such examples obsolete.

Total Return Calculations

      Each Non-Money Market Fund computes its average annual total return for Investor A, Investor C, Investor N, Primary A and Primary B Shares separately by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                  T =      [(ERV)1/n - 1]
                               P

Where:     T          =           average annual total return.

           ERV        =           ending redeemable value at the
                                  end of the period covered by
                                  the computation of a
                                  hypothetical $1,000 payment
                                  made at the beginning of the
                                  period.

             P        =           hypothetical initial payment of $1,000.

             n        =           period covered by the computation, expressed
                                  in terms of years.

      The Funds compute their aggregate total returns for Investor A, Investor C, Investor N, Primary A and Primary B Shares separately by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                    T =     [(ERV) - 1]
                                                 P

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Funds' average annual total return and aggregate total return quotations for Primary A, Investor A, Investor C and Investor N Shares reflect the deduction of the maximum sales charge charged (if applicable) with respect to the applicable class of shares in connection with the purchase of these shares. The Funds may also provide, in conjunction with such quotations for Primary A, Investor A, Investor C and Investor N Shares, additional quotations that do not reflect the maximum sales charge when the quotations are being provided to investors who are subject to waiver of or reduction in the sales charges described in the Investor Shares Prospectuses.

      Based on the foregoing calculations, the Fund's average annual total return for all classes of shares were as follows for the periods indicated:

                                            Average Annual Total Return

                                                                     5-year           Inception
                                                           FYE   period ending     through 3/31/96
                                                       3/31/96      3/31/96
Nations Value Fund
       Primary A Shares                                 30.81%       13.95%             13.39%
       Investor A Shares                                30.41%       13.77%             13.66%
       Investor C Shares                                29.15%        N/A               14.94%
       Investor N Shares                                29.82%        N/A               15.44%

Nations Capital Growth Fund
       Primary A Shares                                 26.51%        N/A               13.23%
       Investor A Shares                                26.25%        N/A               12.97%
       Investor C Shares                                24.87%        N/A               12.12%
       Investor N Shares                                25.36%        N/A               13.15%

Nations Emerging Growth Fund
       Primary A Shares                                 34.67%        N/A               16.28%
       Investor A Shares                                34.35%        N/A               16.52%
       Investor C Shares                                33.01%        N/A               15.77%
       Investor N Shares                                33.36%        N/A               18.81%

Nations Disciplined Equity Fund
       Primary A Shares                                 30.95%        N/A               24.52%
       Invest A Shares                                  30.73%        N/A               14.28%
       Investor C Shares                                   N/A        N/A                   N/A
       Investor N Shares                                29.66%        N/A               17.59%

Nations Equity Index Fund
       Primary A Shares                                 31.62%        N/A               18.21%
       Investor A Shares                                   N/A        N/A                   N/A

Nations Balanced Assets Fund
       Primary A Shares                                 23.43%        N/A               11.08%
       Investor A Shares                                23.28%        N/A               10.84%
       Investor C Shares                                22.02%        N/A               10.03%
       Investor N Shares                                22.60%        N/A               10.16%

                                      121


                                                                     5-year           Inception
                                                           FYE   period ending     through 3/31/96
                                                       3/31/96      3/31/96

Nations Short-Intermediate Government Fund
       Primary A Shares                                  7.36%        N/A                6.78%
       Investor A Shares                                 7.15%        N/A                6.64%
       Investor C Shares                                 6.33%        N/A                4.63%
       Investor N Shares                                 6.71%        N/A                3.65%

Nations Short-Term Income Fund
       Primary A Shares                                  8.11%        N/A                5.09%
       Investor A Shares                                 7.92%        N/A                4.82%
       Investor C Shares                                 7.21%        N/A                4.61%
       Investor N Shares                                 7.74%        N/A                4.78%

Nations Diversified Income Fund
       Primary A Shares                                 11.21%        N/A                9.17%
       Investor A Shares                                10.94%        N/A                8.91%
       Investor C Shares                                 9.95%        N/A                8.57%
       Investor N Shares                                10.38%        N/A                6.35%

Nations Strategic Fixed Income Fund
       Primary A Shares                                  9.38%        N/A                6.58%
       Investor A Shares                                 9.16%        N/A                6.38%
       Investor C Shares                                 8.32%        N/A                6.01%
       Investor N Shares                                 8.67%        N/A                4.58%

Nations Municipal Income Fund
       Primary A Shares                                  8.91%       8.04%               7.94%
       Investor A Shares                                 8.70%       7.89%               7.80%
       Investor C Shares                                 7.67%        N/A                6.41%
       Investor N Shares                                 8.10%        N/A                4.60%

Nations Short-Term Municipal Income Fund
       Primary A Shares                                  5.72%        N/A                4.09%
       Investor A Shares                                 5.51%        N/A                4.02%
       Investor C Shares                                 4.93%        N/A                4.91%
       Investor N Shares                                 5.35%        N/A                3.73%

Nations Intermediate Municipal Bond Fund
       Primary A Shares                                  7.62%        N/A                4.91%
       Investor A Shares                                 7.42%        N/A                4.34%
       Investor C Shares                                 6.51%        N/A                9.77%
       Investor N Shares                                 7.08%        N/A                3.89%

Nations Florida Intermediate Municipal Bond Fund
       Primary A Shares                                  7.21%        N/A                6.06%
       Investor A Shares                                 6.99%        N/A                5.91%
       Investor C Shares                                 6.17%        N/A                5.48%
       Investor N Shares                                 6.67%        N/A                4.60%


                                                                     5-year           Inception
                                                           FYE   period ending     through 3/31/96
                                                       3/31/96      3/31/96

Nations Georgia Intermediate Municipal Bond Fund
       Primary A Shares                                  7.21%        N/A                6.62%
       Investor A Shares                                 7.00%        N/A                6.54%
       Investor C Shares                                 6.18%        N/A                5.73%
       Investor N Shares                                 6.68%        N/A                4.37%

Nations Maryland Intermediate Municipal Bond Fund
       Primary A Shares                                  7.24%       6.58%               7.06%
       Investor A Shares                                 7.03%       6.43%               6.93%
       Investor C Shares                                 6.20%        N/A                5.24%.
       Investor N Shares                                 6.70%        N/A                4.30%

Nations North Carolina Intermediate Municipal
Bond Fund
       Primary A Shares                                  6.99%        N/A                5.79%
       Investor A Shares                                 6.78%        N/A                5.58%
       Investor C Shares                                 5.96%        N/A                5.19%
       Investor N Shares                                 6.46%        N/A                4.34%

Nations South Carolina Intermediate Municipal
Bond Fund
       Primary A Shares                                  7.18%        N/A                6.31%
       Investor A Shares                                 6.97%        N/A                6.29%
       Investor C Shares                                 6.15%        N/A                5.62%
       Investor N Shares                                 6.65%        N/A                4.58%

Nations Tennessee Intermediate Municipal Bond Fund
       Primary A Shares                                  7.19%        N/A                4.83%
       Investor A Shares                                 6.97%        N/A                4.82%
       Investor C Shares                                 6.15%        N/A                9.74%
       Investor N Shares                                 6.65%        N/A                4.39%

Nations Texas Intermediate Municipal Bond Fund
       Primary A Shares                                  6.84%        N/A                5.39%
       Investor A Shares                                 6.63%        N/A                4.70%
       Investor C Shares                                 5.81%        N/A                9.22%
       Investor N Shares                                 6.31%        N/A                4.00%

Nations Virginia Intermediate Municipal Bond Fund
       Primary A Shares                                  7.21%       6.45%               6.68%
       Investor A Shares                                 6.99%       6.31%               6.55%
       Investor C Shares                                 6.17%        N/A                5.22%
       Investor N Shares                                 6.67%        N/A                4.18%

                                      123


                                                                     5-year           Inception
                                                           FYE   period ending     through 3/31/96
                                                       3/31/96      3/31/96

Nations Florida Municipal Bond Fund
       Primary A Shares                                  8.08%        N/A                3.46%
       Investor A Shares                                 7.87%        N/A                2.99%
       Investor C Shares                                 6.84%        N/A               13.44%
       Investor N Shares                                 7.28%        N/A                2.44%

Nations Georgia Municipal Bond Fund
       Primary A Shares                                  8.64%        N/A                3.01%
       Investor A Shares                                 8.24%        N/A                2.95%
       Investor C Shares                                 7.41%        N/A               13.69%
       Investor N Shares                                 7.84%        N/A                2.52%

Nations Maryland Municipal Bond Fund
       Primary A Shares                                  7.94%        N/A                9.09%
       Investor A Shares                                 7.72%        N/A                3.39%
       Investor C Shares                                 6.67%        N/A               12.74%
       Investor N Shares                                 7.13%        N/A                1.94%

Nations North Carolina Municipal Bond Fund
       Primary A Shares                                  8.24%        N/A                2.83%
       Investor A Shares                                 8.02%        N/A                3.22%
       Investor C Shares                                 7.00%        N/A               13.73%
       Investor N Shares                                 7.44%        N/A                2.50%

Nations South Carolina Municipal Bond Fund
       Primary A Shares                                  8.58%        N/A                4.40%
       Investor A Shares                                 8.36%        N/A                4.92%
       Investor C Shares                                 7.28%        N/A               13.46%
       Investor N Shares                                 7.77%        N/A                3.75%

Nations Tennessee Municipal Bond Fund
       Primary A Shares                                  8.71%        N/A                6.09%
       Investor A Shares                                 8.49%        N/A                4.50%
       Investor C Shares                                 7.47%        N/A               13.79%
       Investor N Shares                                 7.90%        N/A                3.38%

Nations Texas Municipal Bond Fund
       Primary A Shares                                  8.97%        N/A                3.01%
       Investor A Shares                                 8.75%        N/A                3.34%
       Investor C Shares                                 7.69%        N/A               13.65%
       Investor N Shares                                 8.16%        N/A                2.51%

Nations Virginia Municipal Bond Fund
       Primary A Shares                                  8.55%        N/A                2.64%
       Investor A Shares                                 8.32%        N/A                3.33%
       Investor C Shares                                 7.29%        N/A               13.59%
       Investor N Shares                                 7.73%        N/A                2.08%

         Based on the foregoing calculations, the Funds' aggregate total returns for all classes of shares were as follows for the periods indicated:


                                                                     Aggregate Annual Total Return
                                    -----------------------------------------------------------------------------------------------
                                                                  5-Year period  5-Year period     Inception      Inception
                                    FYE            FYE            ending         ending            through        through
                                    3/31/96        3/31/96        3/31/96        3/31/96           3/31/96        3/31/96
                                    Without        Including      Without        Including         Without        Including
                                    Sales          Sales          Sales          Sales             Sales          Sales
                                    Charges        Charges        Charges        Charges           Charges        Charges
Nations Value Fund
   Primary A Shares                 30.81%         N/A            92.13$         ?%                127.24%        N/A
   Investor A Shares                30.41%         N/A            90.58%         ?%                124.50%        N/A
   Investor C Share                 29.65%         29.15%         N/A            N/A               69.44%         N/A
   Investor N Shares                29.82%         N/A            N/A            N/A               49.79%         N/A

Nations Capital Growth Fund
   Primary A Shares                 26.51%         N/A            N/A            N/A               54.49%         N/A
   Investor A Shares                26.25%         N/A            N/A            N/A               53.12%         40.09%
   Investor C Shares                25.37%         24.87%         N/A            N/A               49.17%         45.02%
   Investor N Shares                25.36%         N/A            N/A            N/A               41.57%         34.76%

Nations Emerging Growth Fund
   Primary A Shares                 34.67%         N/A            N/A            N/A               65.08%         N/A
   Investor A Shares                34.35%         NA/            N/A            N/A               65.81%         N/A
   Investor C Shares                33.51%         33.01%         N/A            N/A               61.76%         N/A
   Investor N Shares                33.36%         N/A            N/A            N/A               62.41%         N/A

Nations Disciplined Equity Fund
   Primary A Shares                 30.95%         N/A            N/A            N/A               115.29%        N/A
   Investor A Shares                30.73%         N/A            N/A            N/A               43.00%         N/A
   Investor C Shares                N/A            N/A            N/A            N/A               23.43%         22.93%
   Investor N Shares                29.66%         N/A            N/A            N/A               35.24%         N/A

Nations Equity Index Fund
   Primary A Shares                 31.62%         N/A            N/A            N/A               46.77%         N/A
  Investor A Shares                 N/A            N/A            N/A            N/A               12.67%         N/A

Nations Balanced Assets Funds
   Primary A Shares                 23.43%         N/A            N/A            N/A               44.43%         N/A
   Investor A Shares                23.28%         N/A            N/A            N/A               43.27%         N/A
   Investor C Shares                22.52%         22.02%         N/A            N/A               39.67%         N/A
   Investor N Shares                22.60%         N/A            N/A            N/A               31.29%         N/A

Nations Short-Intermediate
Government Fund
   Primary A Shares                 7.36%          N/A            N/A            N/A               35.80%         N/A
   Investor A Shares                7.15%          N/A            N/A            N/A               34.85%         N/A
   Investor C Shares                6.83%          6.33%          N/A            N/A               18.70%         N/A
   Investor N Shares                6.71%          N/A            N/A            N/A               10.61%         N/A

Nations Short-Term Income Fund
   Primary A Shares                 8.11%          N/A            N/A            N/A               18.99%         N/A
   Investor A Shares                7.92%          N/A            N/A            N/A               17.90%         N/A
   Investor C. Shares               7.71%          7.21%          N/A            N/A               17.07%         N/A
   Investor N Shares                7.74%          N/A            N/A            N/A               14.05%         N/A

Nations Diversified Income Fund
   Primary A Shares                 11.21%         N/A            N/A            N/A               34.97%         N/A
   Investor A Shares                10.94%         N/A            N/A            N/A               33.05%         N/A
   Investor C Shares                10.45%         9.95%          N/A            N/A               32.17%         N/A
   Investor N Shares                10.38%         N/A            N/A            N/A               18.91%         N/A



                                                                     Aggregate Annual Total Return
                                    ------------------------------------------------------------------------------------------------

                                                                 5-Year period   5-Year period    Inception     Inception
                                    FYE           FYE            ended           ended            through       through
                                    11/30/95      11/30/95       11/30/95        11/30/95         11/30/95      11/30/95
                                    Without       Including      Without         Including        Without       Including
                                    Sales         Sales          Sales           Sales            Sales         Sales
                                    Charges       Charges        Charges         Charges          Charges       Charges

Nations Strategic Fixed Income
Fund
   Primary A Shares                 9.38%          N/A            N/A            N/A               24.36%         N/A
   Investor A Shares                9.16%          N/A            N/A            N/A               23.13%         N/A
   Investor C Shares                8.82%          8.32%          N/A            N/A               21.74%         N/A
   Investor N Shares                8.67%          N/A            N/A            N/A               13.42%         N/A

Nations Municipal Income Fund
   Primary A Shares                 8.91%          N/A            47.20%         ?%                48.39%         N/A
   Investor A Shares                8.70%          N/A            46.20%         ?%                47.38%         N/A
   Investor C Shares                8.17%          7.67%          N/A            N/A               26.51%         N/A
   Investor N Shares                8.10%          N/A            N/A            N/A               13.48%         N/A

Nations Short-Term Municipal
Income Fund
   Primary A Shares                 5.72%          N/A            N/A            N/A               10.45%         N/A
   Investor A Shares                5.51%          N/A            N/A            N/A               9.97%          N/A
   Investor C Shares                5.43%          4.93%          N/A            N/A               9.36%          N/A
   Investor N Shares                5.35%          N/A            N/A            N/A               9.47%          N/A

Nations Intermediate Municipal
Bond Fund
   Primary A Shares                 7.62%          N/A            N/A            N/A               13.64%         N/A
   Investor A Shares                7.42%          N/A            N/A            N/A               11.78%         N/A
   Investor C Shares                7.01%          6.51%          N/A            N/A               14.03%         N/A
   Investor N Shares                7.08%          N/A            N/A            N/A               9.30%          N/A

Nations Florida Intermediate
Municipal Bond Fund
   Primary A Shares                 7.21%          N/A            N/A            N/A               21.45%         N/A
   Investor A Shares                6.99%          N/A            N/A            N/A               20.84%         N/A
   Investor C Shares                6.67%          6.17%          N/A            N/A               19.19%         N/A
   Investor N Shares                6.67%          N/A            N/A            N/A               13.50%         N/A

Nations Georgia Intermediate
Municipal Bond Fund
   Primary A Shares                 7.21%          N/A            N/A            N/A               28.89%         N/A
   Investor A Shares                7.00%          N/A            N/A            N/A               28.09%         N/A
   Investor C Shares                6.68%          6.18%          N/A            N/A               23.48%         N/A
   Investor N Shares                6.68%          N/A            N/A            N/A               12.78%         N/A

Nations Maryland Intermediate
Municipal Bond Fund
   Primary A Shares                 7.24%          N/A            37.52%         ?%                46.36%         N/A
   Investor A Shares                7.03%          N/A            36.59$         ?%                45.38%         N/A
   Investor C Shares                6.70%          6.20%          N/A            N/A               21.32          N/A
   Investor N Shares                6.70%          N/A            N/A            N/A               12.55%         N/A

Nations North Carolina
Intermediate Municipal Bond Fund
   Primary A Shares                 6.99%          N/A            N/A            N/A               20.44%         N/A
   Investor A Shares                6.78%          N/A            N/A            N/A               19.60%         N/A
   Investor C Shares                6.46           5.96%          N/A            N/A               18.11          N/A
   Investor N Shares                6.46%          N/A            N/A            N/A               12.71%         N/A

Nations South Carolina
Intermediate Municipal Bond Fund
   Primary A Shares                 7.18%          N/A            N/A            N/A               29.55%         N/A
   Investor A Shares                6.97%          N/A            N/A            N/A               26.87%         N/A
   Investor C Shares                6.65%          6.15%          N/A            N/A               22.99%         N/A
   Investor N Shares                6.65%          N/A            N/A            N/A               13.42%         N/A



                                                                     Aggregate Annual Total Return
                                    ------------------------------------------------------------------------------------------------
                                                                 5-Year period   5-Year period    Inception     Inception
                                    FYE           FYE            ended           ended            through       through
                                    11/30/95      11/30/95       11/30/95        11/30/95         11/30/95      11/30/95
                                    Without       Including      Without         Including        Without       Including
                                    Sales         Sales          Sales           Sales            Sales         Sales
                                    Charges       Charges        Charges         Charges          Charges       Charges
Nations Tennessee Intermediate
Municipal Bond Fund
   Primary A Shares                 7.19%          N/A            N/A            N/A               14.99%         N/A
   Investor A Shares                6.97%          N/A            N/A            N/A               15.14%         N/A
   Investor C Shares                6.65%          6.15%          N/A            N/A               13.99$%        N/A
   Investor N Shares                6.65%          N/A            N/A            N/A               12.82%         N/A

Nations Texas Intermediate
Municipal Bond Fund
  Primary A Shares                  6.84%          N/A            N/A            N/A               18.40%         N/A
   Investor A Shares                6.63%          N/A            N/A            N/A               15.60%         N/A
   Investor C Shares                6.31%          5.81%          N/A            N/A               13.23%         N/A
   Investor N Shares                6.31%          N/A            N/A            N/A               11.48%         N/A

Nations Virginia Intermediate
Municipal Bond Fund
   Primary A Shares                 7.21%          N/A            36.69%         ?%                52.55%         N/A
   Investor A Shares                6.99%          N/A            35.78%         ?%                49.35%         N/A
   Investor C Shares                6.67%          6.17%          N/A            N/A               21.24%         N/A
   Investor N Shares                6.67%          N/A            N/A            N/A               12.22%         N/A

Nations Florida Municipal Bond
Fund                                8.08%          N/A            N/A            N/A               8.11%          N/A
   Primary A Shares
   Investor A Shares                7.87%          N/A            N/A            N/A               7.03%          N/A
   Investor C Shares                7.34%          6.84%          N/A            N/A               19.43%         N/A
   Investor N Shares                7.28%          N/A            N/A            N/A               6.07%          N/A

Nations Georgia Municipal Bond
Fund                                8.64%          N/A            N/A            N/A               6.79%          N/A
   Primary A Shares
   Investor A Shares                8.24%          N/A            N/A            N/A               6.78%          N/A
   Investor C Shares                7.91%          7.41%          N/A            N/A               19.81%         N/A
   Investor N Shares                7.84%          N/A            N/A            N/A               6.28%          N/A

Nations Maryland Municipal Bond
Fund                                7.94%          N/A            N/A            N/A               14.21%         N/A
   Primary A Shares
   Investor A Shares                7.72%          N/A            N/A            N/A               8.34%          N/A
   Investor C Shares                7.17%          6.67%          N/A            N/A               18.40%         N/A
   Investor N Shares                7.13%          N/A            N/A            N/A               4.81%          N/A

Nations North Carolina Municipal
Bond Fund
   Primary A Shares                 8.24%          N/A            N/A            N/A               6.39%          N/A
   Investor A Shares                8.02%          N/A            N/A            N/A               7.95%          N/A
   Investor C Shares                7.50%          7.00%          N/A            N/A               19.86%         N/A
   Investor N Shares                7.44%          N/A            N/A            N/A               6.23%          N/A

Nations South Carolina Municipal
Bond Fund
   Primary A Shares                 8.58%          N/A            N/A            N/A               10.23%         N/A
   Investor A Shares                8.36%          N/A            N/A            N/A               12.20%         N/A
   Investor C Shares                7.78%          7.28%          N/A            N/A               19.47%         N/A
   Investor N Shares                7.77%          N/A            N/A            N/A               9.42%          N/A

Nations Tennessee Municipal Bond
Fund
   Primary A Shares                 8.71%          N/A            N/A            N/A               13.08%         N/A
   Investor A Shares                8.49%          N/A            N/A            N/A               11.19%         N/A
   Investor C Shares                7.97%          7.47%          N/A            N/A               19.95%         N/A
   Investor N Shares                7.90%          N/A            N/A            N/A               8.47%          N/A

                                                                     Aggregate Annual Total Return
                                    ------------------------------------------------------------------------------------------------
                                                                 5-Year period   5-Year period    Inception     Inception
                                    FYE           FYE            ended           ended            through       through
                                    11/30/95      11/30/95       11/30/95        11/30/95         11/30/95      11/30/95
                                    Without       Including      Without         Including        Without       Including
                                    Sales         Sales          Sales           Sales            Sales         Sales
                                    Charges       Charges        Charges         Charges          Charges       Charges
Nations Texas Municipal Bond Fund
   Primary A Shares                 8.97%          N/A            N/A            N/A               6.60%          N/A
   Investor A Shares                8.75%          N/A            N/A            N/A               7.80%          N/A
   Investor C Shares                8.19%          7.69%          N/A            N/A               19.74%         N/A
   Investor N Shares                8.16%          N/A%           N/A            N/A               6.25%          N/A

Nations Virginia Municipal Bond
Fund                                8.55%          N/A            N/A            N/A               5.96%          N/A
   Primary A Shares
   Investor A Shares                8.32%          N/A            N/A            N/A               8.16%          N/A
   Investor C Shares                7.79%          7.29%          N/A            N/A               19.66%         N/A
   Investor N Shares                7.73%          N/A            N/A            N/A               5.16%          N/A


Fee waivers and/or expense reimbursements were in effect for the periods presented. Primary B Shares were not offered during the period described above.

         From time to time, the yields of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas.

         Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. The performance and yield of a class of shares in the Value Fund, Capital Growth Fund, Balanced Assets Fund, Equity Index Fund and Emerging Growth Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange. The performance and yield of a class of shares in the
Short-Intermediate  Government  Fund  may be  compared  to the  Shearson  Lehman
Intermediate Government Bond Index, an unmanaged index of intermediate government securities. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

         The Short-Intermediate Government Fund seeks to provide higher current yields than money market funds and short-term treasury obligations. The Short-Intermediate Government Fund also seeks to maintain greater price stability than higher yielding long-term bond funds. Therefore, in its advertisements and sales materials, the Short-Intermediate Government Fund may compare performance of the Short-Intermediate Government Fund to money market indices, such as those compiled by IBC/Donoghue, Inc. and Bank Rate Monitor. In such advertising and sales materials, the Short-Intermediate Government Fund may also compare the price stability of the Short-Intermediate Government Fund, or indices of funds with similar investment objectives, to indices of long term government bond funds such as those compiled by Salomon Brothers and Shearson Lehman Brothers Inc. The Short-Intermediate Government Fund is not meant to be a substitute for a money market fund which seeks to maintain a fixed net asset value of $1.00 per share.

         Each Fund may quote information obtained from the Investment Company Institute in its advertising materials and sales literature.

         Ibbotson Data. Ibbotson Associates of Chicago, Illinois, ("Ibbotson") provides historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk
versus  reward  investment   scenarios.   Performance comparisons could also
include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the Exchange, plus stocks listed on the American Stock Exchange
(AMEX) and over-the-counter (OTC) with the same or less capitalization as the upperbound of the Exchange ninth decile. At year-end 1995, the DFA Small Company Fund contained approximately 2,663 stocks, with a weighted average market capitalization of $165.75 million. The unweighted average market capitalization was $82.97 million, while the median was $56.0 million.

         Unlike an investment in a common stock mutual fund, an investment in bonds that are held to maturity provides a fixed and stated rate of return. Bonds have a senior priority in liquidation or bankruptcy to common stocks, and interest on bonds is generally paid from assets of the corporation before any distributions to common shareholders. Bonds rated in the two highest rating categories are considered high quality and to present minimal risks of default. See Schedule A for a more complete explanation of these ratings of corporate bonds. An advantage of investing in government bonds is that, in many cases, they are backed by the credit and taxing power of the United States government, and therefore, such securities may present little or no risk of default. Although government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of Treasury securities can be made with no transaction costs).

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term-High-Grade Corporate Bond Index and include nearly all "Aaa-" and "Aa-" rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than 5 years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury Bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter. Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Funds.

                                  MISCELLANEOUS

Certain Record Holders

         The following indicates those persons who owned 5% or more of the indicated class of shares. Information provided is as of July 2, 1996.


      J. Steven Summer                                               5.80%
      103 Saura Lane
      Winston-Salem, NC  27107

      Richard G. Summer                                              5.01%
      8227 Stafford Mill Road
      Oak Ridge, NC 27310



                        Nations Government Money Market Fund

      Investor A Shares
      USCI Inc Warrant Account                                      50.09%
      P.O. Box 1645
      Norcross, GA  30091

      Ramon A. Alvarez                                               9.95%
      2116 Great Falls Street
      Falls Church, VA  22043

      Norwest Bank Minnesota                                         5.68%
      Trustee for Rockdale County/
      C&D Charter
      Attn:  Polly Berquist-Corp. Trust
      6th Street and Marquette Avenue
      Minneapolis, MN  55479-0069

      Investor B Shares
      Norbert Dickman &                                             20.64%
      Robert Dickman Trustees
      Barbara Fasken 1995 Trust
      303 West Wall Avenue, Ste. 1900
      Midland, TX 79701

      Hare & Co., Bank of New York                                  19.50%
      Attn: Stif/Master Note
      One Wall Street, 5th Floor
      New York, NY 10286

         Fasken Oil and Ranch Ltd.                                   18.35%
         303 W. Wall Avenue, Ste. 1900
         Midland, TX 79701

         Peggy Ebright Dickson Trust                                  7.59%
         303 West Wall, Ste. 1900
         Midland, TX 79701

         Liberty Investment Management Inc.                           5.29%
         2502 Rockey Point Drive, Suite 500
         Tampa, FL  33607

         Eli S. Jacobs                                                5.67%
         4450 South Park Avenue, #1507
         Chevy Chase, MD  20815

         Investor C Shares
         George Charles Zutes &                                      34.35%
         Lucinda Zutes JTTEN
         975 Bayshore Drive
         Tarpon Springs, FL  34689-2403

         George Charles Zutes                                        19.14%
         975 Bayshore Drive
         Tarpon Springs, FL  34689-2403

         Charles H. Meyer & Elna R. Meyer                             9.24%
         Co-Trustees Charles R. Meyer Trust
         Dated 10-27-95
         1607 Frontier Dr.
         Melbourne, FL  32940

         Beulah W. Kelsey Trustee                                     6.88%
         Dated December 10, 1992
         Beulah W. Kelsey Revocable Trust
         5 Whistling Swan
         Hilton Head, SC  29928-5732

         Sara Kraus                                                   6.05%
         8617 Camille Dr.
         Potomac, MD  20854

         Daily Shares
         Diane Stunbo & Thomas Petrarca &                            99.62%
         Thomas Jackson TTEES
         Bond Cote Corporation
         401(k) Retirement Plan
         P.O. Box 729 Burgis Avenue
         Polaski, VA  24301

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

                               Nations Value Fund

        Investor C Shares
        George H. Lumsden and                                              7.83%
        Erika J. Lumsden JTTEN
        16 Full Sweep Drive
        Savannah, GA 31419-9330



                           Nations Capital Growth Fund


        Investor C Shares
        Dean Witter Reynolds Cust. for                                    7.73%
        Herbert Halperin
        IRA Standard 6/14/93
        6905 Nevis Road
        Bethesda, MD 20817-4642

        Dean Witter Reynolds Cust. for                                     5.88%
        Dale Morris
        IRA Standard 6/14/93
        818 19th Avenue South
        Nashville, TN 37203-3202

        Patricia L. DeLorenzo                                              5.72%
        7 Durban Place
        Hilton Head, SC 29926

        Janet Howard &                                                     5.13%
        Dr. Mark Clark TTEE
          For The Tidewater Heart Specialists
          Profit Sharing Plan DTD 1-1-94
        2112-B Hartford Road
        Hampton, VA  23666

                              Nations Emerging Growth Fund

        Investor A Shares
        Ron Underwood &                                                    5.04%
        David Brown Trustees
        Dallas Heart Group
        401K Plan
        8440 Walnut Hill Lane
        Suite 700
        Dallas, TX  75231

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Investor C Shares
        Janet C. Howard &                                                 15.37%
        Dr. Mark Clark, TTEE
          For The Tidewater Heart Specialists
          Profit Sharing Plan
        2112-B Hartford Road
        Hampton, VA  23666

        Dean Witter Reynolds Cust for                                      6.53%
        William O. Kirker MD
        IRA Standard  6/14/93
        6130 Moss Spring Road
        Columbia, SC 29209

        Dean Witter Reynolds Cust. for                                     5.45%
        Bernard D. Bouvier
        IRA Rollover 6/14/93
        633 Dolphin Road
        Fripp Island
        St. Helena Island, SC 29920-9517

        Marian Brodsky                                                     5.18%
        7104 Millwood Drive
        Bethesda, MD 20817-6145

        Dean Witter Reynolds Cust. For                                     5.02%
        William B. McGuire, Jr.
        IRA Standard Dated 06/14/93
        212 South Tryon Street, Suite 800
        Charlotte, NC  28281-8174

                            Nations Disciplined Equity Fund
        Primary A Shares
        PT NationsBank                                                    11.86%
        101 South Tryon Street
        Charlotte, NC  28255

        TR U/A Memorial Mission Hospital                                   7.84%
        600 Peachtree Street, N.E.
        7th Fl. - Performance Measurement
        Atlanta, GA  30308-000

        TR U/A Educational Foundation School Endowment                     6.60%
        P.O. Box 2446
        Chapel Hill, NC  27514-0000

        Flagstar Pension Plan                                              6.35%
        203 East Main Street
        Spartanburg, SC  29319-9979                                        5.36%

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Investor A Shares
        Jack B. Chadsey                                                   11.10%
        9050 Hammock Lake Drive
        Miami, FL  33156

        Ron Underwood & David Brown TTEES                                 10.88%
        Dallas Heart Group
        401K Plan
        8440 Walnut Hill Lane, Suite 700
        Dallas, TX  75231

        Zachary Taylor TTEE FBO                                            6.13%
        Kleen Tex Industries Inc.
        PSP & 401K Savings Plan and Trust
        P.O. Box KTI
        La Grange, GA  30241

        Investor C Shares
        Richard A. Royds TTEE                                             22.43%
        Miller Family Trust
        2900 South Tower Pennzoil Place
        Houston, TX  77002

        Frank L. Scofield, Trustee                                        11.77%
        Dated January 4, 1976
        FLSAB Trust
        1411 West Avenue, Suite 200
        Austin, TX  78701

        Dean Witter Reynolds Cust. For                                    10.20%
        Sidney W. Boone
        IRA Rollover Dated 05/04/95
        1411 E. 51st Street
        Savannah, GA  31404-4037

        Dean Witter Reynolds Cust. For                                     7.19%
        Jean M. De Ru
        IRA Standard DTD 06/14/93
        2664 Sharondale Drive
        Atlanta, GA  30305-3858

        Mila K. Kennedy Cust.                                              5.49%
        FBO Haydn Kennedy Collard UTMA TX
        15751 Mapleview Circle
        Dallas, TX  75230

        John A. Hardin                                                     5.26%
        P.O. Box 751
        Rock Hill, SC  29731-6751

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        BSDC Cust. Rollover IRA FBO                                        5.07%
        Rosemary L. Waring
        4601 Anson Ct.
        Plano, TX  75024


                              Nations Balanced Assets Fund


        Investor C Shares
        Carmine L. Dorio & Carmen Dorio JTTEN                             17.75%
        2580 Blythe Lane
        Snellville, GA 30278

        Haeson Mills TTE FBO                                               5.81%
        Q Systems Inc.
        401K Plan
        5201 Leesburg Pike, Suite 700
        Falls Church, VA  22041

        Patricia Earle Lipscomb                                            5.64%
        Estate of Patricia N. Earle
        622 McDaniel Avenue
        Greenville, SC 29605


                           Nations Intermediate Municipal Bond Fund

        Investor A Shares
        Mitchel Wong &                                                    36.96%
        Rose T. Wong JTWROS
        1700 Stoneridge Terrace
        Austin, TX  78746

        Laverne A. Nebel                                                  14.44%
        Laverne A. Nebel Trust
        DTD 11/04/92
        2248 Kingfisher Lane
        Clearwater, FL 34622-3322

        Lonnie K. Ledbetter &                                              8.95%
        Saundra Ledbetter JTWROS
        P.O. Box 5687
        Arlington, TX 76005

        Helen Goh &                                                        5.04%
        Jeffrey M. Kadet JTWROS
        c/o Arthur Anderson & Co. MOSCOW
        69 W. Washington Street
        Chicago, IL 60602
                                      136

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Investor C Shares
        Neal S. Platzer and                                               51.37%
        Jack W. Crosby JTTEN
        Special Account
        1410 Lost Ridge Circle
        Seabrook, TX 77586-4514

        Paul J. Rangel and                                                20.28%
        Kimberly K. Rangel JTTEN%
        915 Kipp Avenue
        Kemah, TX 77565

        Charles W. Doolin                                                 14.37%
        3508 Harvard Avenue
        Dallas, TX 75205

        D. Keith Cobb                                                      5.20%
        2521 Del Lago Drive
        Del Lago Isle
        Ft. Lauderdale, FL  33316

        Yun-Wu Chan and                                                    5.13%
        Jinn-Tyi Tung JTTEN
        834 Fern Springs Court
        Houston, TX  77062


        Investor N Shares
        WIN Communication Corp.                                           15.04%
        ATTN: Bob Poole
        6755 Jimmy Carter Boulevard
        Norcross, GA  30071

        Ellen Aston Paull                                                  9.45%
        1407 N. Weston Lane
        Austin, TX  78733

        Joanne B. Stegall                                                  8.79%
        517 Cameo Terrace
        Chesapeake, VA  23320

        Eleanor B. Calkins and                                             5.91%
        W. D. Calkins JTTEN
        9602 Baseline
        Dallas, TX  75243

        Mary Louise Foster                                                 5.83%
        700 Mease Plaza
        Apt 232
        Dunedin, FL  34698-6619

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Jerry Ann Bell                                                     5.75%
        213 Lucille Lane
        Toccoa, GA  30577

                             Nations Municipal Income Fund

        Investor A Shares
        Lloyd E. Raport                                                   22.07%
        5600 Wisconsin Ave., Apt. - 17E
        Chevy Chase, MD 20815

        Irwin Grossman                                                     5.72%
        540 Preston Commons
        8117 Preston Road
        Dallas, TX  75225

        Investor C Shares
        Sunrise OK Tires                                                   6.67%
        c/o Vernon Hunter
        1013 W. Sunrise Boulevard
        Fort Lauderdale, FL  33311

        Vernon E. Potter &                                                 5.53%
        Maxine Potter JT TEN
        P.O. Box 820069
        Dallas, TX  75382

        Silvio Capoluongo &                                                5.47%
        Diana McNaughton JT TEN
        3031 Newark Street, N.W.
        Washington, D.C.  20006-3342

        Jake Schulhofer &                                                  5.13%
        William Schulhofer
        Daniel Scott Schulfoer &
        WD Schulfoer JT WROS
        P.O. Box 314
        Waynesville, NC  28786

        Lynn Fain Friedman Trust                                           5.02%
        DTD 7/5/94
        Lynn Fain Friedman Trustee
        5817 Midhill Street
        Bethesda, MD  20817

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

                             Nations Short-Term Income Fund

        Investor A Shares
        Graward General                                                   23.09%
        Attn: Kellye Norcross-Controller
        P.O. Box 290909
        Nashville, TN  37229-0909

        Roger W. Sant                                                      9.98%
        1001 N 19th Street Suite 2000
        Arlington, VA  22209

        Dean Witter Reynolds Cust For                                      6.95%
        Charles T. Bell
        IRA Rollover Dated 6/14/93
        503 Geiger Circle
        Key Largo, FL  33037

        Gerald S. Gordon                                                   5.84%
        2307 Bluebonnet
        Houston, TX  77030-3601

        Investor C Shares
        Virginia United Methodist Homes Inc.                              20.65%
        Attn:  Cheryl H. Duff
        7113 Three Chopt Road, Ste. 300
        Richmond, VA 23226

        Dr. George B. Richardson                                          14.06%
        516 Azalea Lane
        Florence, SC 29501

        Roger W. Sant                                                     12.48%
        1001 N. 19th Street, St. 2000
        Arlington, VA 22209

        Industrial Marine Service, Inc.                                   10.11%
        Attn:  Bob Lewis
        1301 Marsh Street
        P.O. Box 1779
        Norfolk, VA 23501

        Wanda M. Shearer                                                   6.17%
        1065 Pine Top Road
        Belton, SC 29627

        The Lincolnshire Trust                                             5.32%
        5208 Lincolnshire
        Dallas, TX 75287

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

                                Nations Diversified Income Fund

        Investor A Shares
        Dean Witter Reynolds Cust. for                                     6.39%
        James T. Pearce IRA SEP 6/14/93
        P.O. Box 1986
        Greenville, SC 29602-1986

        Howard M. Arnold                                                   6.33%
        9825 Conestoga Way
        Potomac, MD 20854-4713


        Investor C Shares
        None

                              Nations Strategic Fixed Income Fund

        Investor A Shares
        Sheryl Isaacs TTREE                                               11.34%
        Good Buy Sportswear
        401K Saving Plan
        2400 31st St. S.
        St. Petersburg, FL  33712

        Rental Uniform of Florence                                         6.64%
        P.O. Box 12410
        Florence, SC  29504-0410

        Investor C Shares
        Patricia Earle Lipscomb Per Rep.                                  28.36%
        Estate of Patricia N. Earle
        622 McDaniel Ave.
        Greenville, SC  29605

        BSDT Cust. IRA FBO                                                26.26%
        James A. Blanchard
        9 Las Brisas
        Austin, TX  78746


        Alton J. Turley &                                                 14.09%
        Christine Turley JTTEN
        55 Swan Lake Road
        Stockbridge, GA  30281

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        John M. Lewis &                                                    8.09%
        Robert V. Dipauli &
        John H. Vaughan TTEES FBO
        St. Joe Communications Inc.
        Employees Salary Deferral Plan
        502 Fifth Street
        Port St. Joe, FL  32456

        Mary Jane Bakery Salesman Assoc.                                   6.85%
        ATTN:  Frank Rollins
        1948 Country Manor Lane
        Virginia Beach, VA  23456

        NationsBank of Florida NA Succ. TTEE                               6.42%
        FBO William E. Clark
        TUA DTD 8-8-95
        ATTN SAS/06050230066100
        PO Box 831575
        Dallas, TX  75283-1575

        Investor N Shares
        Dean Witter Reynolds Cust for                                      8.38%
        Robert A. Pierce
        IRA Rollover 6/14/93
        10 Lavington Ct.
        Columbia, SC  29209-1944


                       Nations Florida Intermediate Municipal Bond Fund


        Investor A Shares
        Charlotte G. Bowen                                                10.23%
        1371 South Ocean Blvd.
        Apt. 915
        Pompano Beach, FL  33062

        P. McNeil                                                          9.69%
        2310 Del Mar Island
        Fort Lauderdale, FL 33301

        Lillian J. Clayman and                                             8.21%
        Charles E. Clayman JTWROS
        6161 NW 2nd Ave #625
        Boca Raton, FL 33487

        Janice Quale Revocable Trust                                       6.12%
        U/A DTD 2/23/87
        c/o NorWest Investment Management & Trust
        Attn:  C. Kaehler
        6th & Marquette Ave.
        Minneapolis, MN  55479-0039

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Investor C Shares
        Bertram C. Ellison and                                             6.15%
        Joline M. Ellison JTTEN
        651 NW Hiatus Road
        Plantation, FL 33325-2010

        Louise D. Lee                                                      5.69%
        408 SE 9 Court
        Fort Lauderdale, FL 33316

        Investor N Shares
        None

                              Nations Florida Municipal Bond Fund

        Investor A Shares
        Jacqueline Bailes, Charles E. Bailes, Jr.,                        58.87%
        Charles E. Bailes III and J.D. Bailes
        Bailes Investment Account
        6212 Dartmoor Ct.
        Orlando, FL 32819

        Robert P. Cornelssen, Trustee                                     25.25%
        Robert P. Cornelssen Trust
        U/A DTD 4/18/91
        1868 Shore Drive South
        Apartment 401
        St. Petersburg, FL  33707

        Harold A. Dargel and                                               6.08%
        Phyllis A. Dargel Co-TTEES
        Harold A. Dargel REV TR DTD 10-20-89
        5721 SW 16th Court
        Plantation, FL  33317-5901


        Arthur W. Ihle, Trustee                                            5.44%
        Arthur W. Ihle REVOC LIV Trust
        DTD 11-21-94
        910 Dogwood Dr., Apt. 447
        Delray Beach, FL  33483

        Investor C Shares
        None

                       Nations Georgia Intermediate Municipal Bond Fund

        Investor A Shares
        Lyles W. Sanders &                                                16.05%
        Mary C. Sanders, JTTEN
        2305 Welton Place
        Dunwoody, GA 30338

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Investor C Shares
        Letty C. Cagle and                                                20.16%
        Douglas Cagle, JTTEN
        8592 Roswell Road, Apt. 318
        Atlanta, GA  30350

        Ruth D. Lautz TTEE                                                8.47%
        Ruth D. Lautz Revocable Trust
        3046 Shinnecock Hills
        Duluth, GA 30136

        Arthur R. Lautz TTEE                                               6.61%
        Arthur R. Lautz Revocable Trust
        3046 Shinnecock Hills
        Duluth, GA 30136

        Charles D. Davidson and                                            6.15%
        Judith L. Davidson JTTEN
        370 Rosalie Ct.
        Alpharetta, GA  30202

        Investor N Shares
        Edward J. Derst, Jr. Trustee                                      33.32%
        U/A of Edward J. Derst, Jr.
        Trust Agreement DTD 11/15/88
        258 Varn Drive
        Savannah, GA 31403

                              Nations Georgia Municipal Bond Fund

        Primary A Shares
        None

        Investor A Shares
        Lowell A. Young and                                               60.20%
        MaryAnn E. Young JT-TEN
        4031 Oakridge Bend
        Valdosta, GA  31602

        Enzor Leroy Bechman                                               22.72%
        2314 Golfcourse Dr.
        Albany, GA  31707

        Monte L. Poole and                                                16.90%
        Venetia C. Poole JTWROS
        1344 Hidden Hills Parkway
        Stone Mountain, GA  30088

        Investor C Shares
        F. Wayne Weaver and                                               96.49%
        Edith T. McWaters JTTEN
        1576 Bethsaida Road
        Riverdale, GA  30296

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

                       Nations Maryland Intermediate Municipal Bond Fund

        Investor A Shares
        Robert Gladstone &                                                16.50%
        Leslie Gladstone JTTEN
        2468 Belmont Road, N.W.
        Washington, D.C. 20008-1610

        Investor C Shares
        Margot H. Hahn                                                     9.00%
        815 Connecticut Avenue, N.W., Suite 601
        Washington, D.C.  20006-4004

        Douglas D. Van Riper &                                             5.36%
        Mary E. Van Riper JTTEN
        10513 Patuxent Ridge Way
        Laurel, MD  20723

        William Bobrow                                                     5.17%
        Miriam Bobrow JTTEN
        1008 East Boxhill Drive
        Kensington, MD  20895

        Investor N Shares
        Laurel R.G. Moreno, Trustee                                        5.44%
        U/Deed DTD 10/14/91
        FBO Miro Gudelsky
        10808 Riverwood Drive
        Potomac, MD 20854-1334

                             Nations Maryland Municipal Bond Fund

        Primary A Shares
        None

        Investor A Shares
        Carol C. House &                                                  37.60%
        Peter W. House JTWROS
        4210 Leeward Place
        Bethesda, MD  20816

        Thomas A. Beach &                                                 23.22%
        Joan A. Beach JTWROS
        P.O. Box 1294
        Rockville, MD  20849-1294

        Raymond A. Turetsky and                                           14.84%
        Bess H. Turetsky JTTEN
        11220 Woodson Avenue
        Kensington, MD  20895-1427

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Charles E. Chlan                                                  13.85%
        Sole Proprietorship
        7200 Bel Air Road
        Baltimore, MD  21206

        Dona L. Lechliter and                                              7.31%
        Stephen C. Lechliter JTTEN
        2921 N. Leisure World Blvd., Apt. 427
        Silver Spring, MD  20906

        Investor C Shares

        None


                    Nations North Carolina Intermediate Municipal Bond Fund

        Investor A Shares
        Jerry Wordsworth                                                  21.23%
        P.O. Box 800
        Rocky Mount, NC  27802

        W. Frank Dowd, Jr.                                                 7.82%
        P.O. Box 35430
        Charlotte, NC  28235-5430

        Wayne Joyce and                                                    7.60%
        Julia Y. Joyce JTTEN
        2694 Merry Oaks Trail
        Winston-Salem, NC  27103

        Elizabeth H. Miller                                                7.34%
        P.O. Box 68
        Tuxedo, NC  28784

        Investor C Shares
        Barbara B. Coyner                                                 18.36%
        513 Lake Boone Trail
        Raleigh, NC  27608-1027

        J. Robert Stout &                                                 13.19%
        Maggie Smith Stout JTTEN
        P.O. Box 35343
        Greensboro, NC  27425-5343

        W. Joseph Selvia and                                               8.50%
        Jay P. Selvia JTTEN
        5730 Phillips Bridge Road
        Winston-Salem, NC  27104-3323

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Anna B. Steele                                                     8.19%
        2041 Georgia Avenue
        Winston-Salem, NC  27104

        William F. Cox                                                     8.17%
        3225 Bermuda Village
        Advance, NC  27006-9478

        Jean Parker Moore                                                  6.07%
        2721 Spring Garden Road
        Winston-Salem, NC  27106

        Roger W. Simmons and                                               5.01%
        Mary R. Simmons JTTEN
        150 River Hill Drive
        Advance, NC  27006

        Investor N Shares
        James E. Smith and                                                 5.49%
        Bettie T. Smith JTTEN
        18227 Capstan Greens Road
        Cornelius, NC  28031

                          Nations North Carolina Municipal Bond Fund

        Primary A Shares
        None

        Investor A Shares
        Barbara Bartow Church                                             22.66%
        1535 Providence Road
        Charlotte, NC  28207-2627

        Harlan O. Greene and                                              18.47%
        Raydell S. Greene JTTEN
        384 Hayes Wellborn Road
        Deep Gap, NC  28618-9738

        Andrew M. Silton and                                              13.37%
        Margaret Kanze Silton JTWROS
        5314 Germaine Terrace
        Charlotte, NC  28226

        Byron E. Gross &                                                   7.11%
        Pauline S. Gross JTWROS
        3768 Osceola Road
        Elon College, NC  27244-9784

        Susan E. Bales and                                                 6.89%
        Audrey D. Bales JTTEN
        Box 712
        Wingate, NC  28174

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        L. Elwood Wight                                                    6.47%
        Margaret C. Wright JTWROS
        1113 Devonshire Dr.
        New Bern, NC  28562

        Investor C Shares
        Eugene G. Agres                                                   86.20%
        611 Oyster Bay Dr.
        Sunset Beach, NC  28468


                    Nations South Carolina Intermediate Municipal Bond Fund

        Investor A Shares
        James T. Pearce                                                   16.05%
        P.O. Box 1986
        Greenville, SC 29602-1986

        Joseph F. Rice                                                     8.05%
        777 Bradburn Drive
        Mt. Pleasant, S.C. 29464-5114

        James Bloor Trustee                                                6.07%
        Revocable Trust NA 8/19/92
        James Bloor Trust
        51 Bird Song Way
        Hilton Head, S.C. 29926-1364

        Investor C Shares
        Anne M. Inman                                                      8.87%
        1829 Senate St. Apt. 11-A
        Columbia, SC  29201

        Helena B. Clark                                                    5.42%
        324 Broad River Drive
        Santee, SC  29142-9301

        Investor N Shares
        None

                          Nations South Carolina Municipal Bond Fund

        Investor A Shares
        Donna R. Cart                                                     41.58%
        1140 Partridge Road
        Spartanburg, SC  29302-3328

        James C. Cuppia &                                                 30.64%
        Doris W. Cuppia TTEES
        Jerome C. Cuppia Jr. Trust DTD 10/28/87
        8 Outerbridge Circle
        Hilton Head Island, SC  29926-2916

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Doris White Cuppia TTEE FBO                                        9.84%
        Doris White Cuppia TR DTD
        10-28-87 by Doris White Cuppia
        8 Outerbridge Circle
        Hilton Head Island, SC  29926

        Adina Allen                                                        5.74%
        1283 Dogwood Dr. NE
        Orangeburg, SC  29115

        Investor C Shares
        None

                      Nations Tennessee Intermediate Municipal Bond Fund

        Investor A Shares
        Bob G. Long                                                       15.99%
        P.O. Box 266
        Hermitage, TN  37076

        Marshall T. Polk, III                                             14.23%
        P.O. Box 90148
        Nashville, TN  37209

        Joseph L. DiLorenzo                                                7.28%
        4400 Belmont Park Ter. #249
        Nashville, TN  37215

        Inman Construction Corp.                                           5.88%
        Attn:  Frank Inman Jr.
        5100 Poplar Ave., Suite 1210
        Memphis, TN  38137

        Investor C Shares
        None

        Investor N Shares
        John O. Colton                                                    15.54%
        6211 Jocelyn Hollow Road
        Nashville, TN  37205-3213

        Robert R. Hayes and                                               10.41%
        Vira E. Hayes JTTEN
        400 Bryants Lane
        Woodbury, TN  37190-1641

                             Nations Tennessee Municipal Bond Fund

        Primary A Shares
        Jerry L. Benefield &                                               9.15%
        Evelyn S. Benefield
        4036 Barfield Road
        Murfreesboro, TN  37129-5719

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Miriam F. Hildebrand                                               7.08%
        884 Edmondson Pike
        Brentwood, TN  37027

        Investor A Shares
        None

        Investor C Shares
        Frank W. Condurelis and                                           93.42%
        Jane E. Condurelis JTTEN
        806 Brentview Drive
        Nashville, TN  37220

        Investor N Shares
        Miriam F. Hildebrand                                               9.80%
        884 Edmondson Pike
        Brentwood, TN  37027

                        Nations Texas Intermediate Municipal Bond Fund

        Investor A Shares
        MOTCO                                                             20.83%
        P.O. Box 17001-Trust
        San Antonio, TX  78217

        Harriet G. Wolf                                                   19.49%
        2520 Old Gate Road
        San Antonio, TX 78230

        James Bradley Curlee Trustee                                      17.82%
        For the Homer Hill Shaw Trust
        6428 Tulip Lane
        Dallas, TX  75230

        Steven F. Beard Jr.                                               11.64%
        P.O. Box 428
        Spicewood, TX  78669

        Mary Bradfield Briggs                                              5.44%
        4410 Three Oaks Drive
        Arlington, TX  76016-2351

        Investor C Shares
        Orsinger Investments Ltd.                                         99.60%
        2206 Camelback Drive
        San Antonio, TX  78209-4262

        Investor N Shares
        Montine T. Wisdom                                                  9.31%
        6335 W. Northwest Hwy. #1318
        Dallas, TX  75225-3533

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only


        James Robert Mallory and                                           8.77%
        Faith K. Mallory JTTEN
        2400 Winton Terrace East
        Ft. Worth, TX 76109

        Oliver Roofing Systems                                             6.36%
        906-B Justin Lane
        P.O. Box 180191
        Austin, TX  78718


                               Nations Texas Municipal Bond Fund

        Primary A Shares
        None

        Investor A Shares
        MOTCO                                                             61.15%
        P.O. Box 17001-Trust
        San Antonio, TX  78217

        Liberto Investments Ltd.                                          14.46%
        Partnership
        621 S. Flores St.
        San Antonio, TX  78204-1220

        Jeanette Dorman and                                                7.63%
        Taylor Dorman JTWROS
        Route 13, Box 6089
        Lufkin, TX 75901

        Carolyn A. Lee and                                                 6.96%
        Philip A. Lee JTTEN
        P.O. Box 7917
        Horseshoe Bay, TX  78657

        Shirley A. Wagner                                                  5.97%
        3002 San Paula
        Dallas, TX  75228

        Investor C Shares
        None

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

                       Nations Virginia Intermediate Municipal Bond Fund

        Investor A Shares
        None

                             Nations Virginia Municipal Bond Fund

        Investor A Shares
        William P. Moore &                                                32.07%
        Vera W. Moore JTTEN
        P.O. Box 1270
        Hopewell, VA  23860

        Rodney M. Carlson and                                              9.64%
        Joyce L. Carlson JTTEN
        3608 South Creek Ct.
        Chesapeake, VA  23325

        Rebecca C. Bell                                                    9.05%
        1092 Oaklawn Drive
        Culpepper, VA 22701

        Jessie E. Spells
        14927 Boydell Dr.                                                  7.00%
        Centreville, VA  22020-1534

        Lester W. Morris
        c/o C. Hunter Jones                                                6.93%
        308 Hunter Street
        Ashland, VA  23005-1910

        Creola N. Shearin
        2205 Parkside Ave.                                                 6.77%
        Richmond, VA  23228

        Investor C Shares
        Russell E. Herring
        P.O. Box 568                                                       6.20%
        Crozet, VA  22932


                           Nations Short-Term Municipal Income Fund

        Investor A Shares
        Carl W. Cheek                                                     25.57%
        120 North Charles Street
        Red Lion, PA  17356

        Ralph Jerry Parker, Jr.                                           14.69%
        500 Forest Avenue
        Richmond, VA  23229-6808

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        Richard H. Kristinik                                              14.20%
        10 W Terrace
        Houston, TX  77007

        Mitchel Wong &
        Rose T. Wong JTWROS                                               11.96%
        1700 Stoneridge Terrace
        Austin, TX  78746

        Jerome Dobson                                                     11.35%
        Bridget Dobson JTTEN
        3490 Piedmont Road
        Suite 1206
        Atlanta, GA  30305

        Investor C Shares
        Carl W. Cheek                                                     34.69%
        120 North Charles Street
        Red Lion, PA  17356

        Steven L. Feder &                                                 25.33%
        Thomas H. Lindsey JTWROS
        3001 NE 19th St.
        Fort Lauderdale, FL  33305

        Louis J. Scott &                                                  10.45%
        Leslie G. Scott JTWROS
        9337B Katy Fwy, Ste. 329
        Houston, TX 77024

        Jay L. Willmann and                                                6.88%
        Catherine B. Willmann JTTEN
        2918 Kassarine Pass
        Austin, TX 78704-4655

        Ilah Coffee Merriman                                               5.70%
        #8 Rue Du Lac
        Dallas, TX  75230-0000

        Investor N Shares
        William L. Spadoni and                                             7.28%
        Julia S. Spadoni JTTEN
        P.O. Box 1019
        Myrtle Beach, SC 29578-1019

        James H. Sparks and                                                6.60%
        Karen M. Sparks JTTEN
        4121 Roenker Lane
        Virginia Beach, VA 23455

                                                                  Percentage of
                                                                 Shares held of
          Name and Address                                         Record Only

        James D. Yopp, Jr. &                                               5.44%
        Johanna F. Yopp JTTEN
        1095 Fieldwood Lane
        Winston Salem, NC  27106-5863

                          Nations Short-Intermediate Government Fund

        Investor A Shares
        Burgess Pigment Co.
        P.O. Box 349 Deck Blvd.                                            5.82%
        Sandersville, GA  31082

         As of July 2, 1996, NationsBank Corporation and its affiliates owned of record more than 25% of the outstanding shares of the Trust acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Trust under the 1940 Act.

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

         The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment grade securities.

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

       BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
                                      A-1

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

       AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

         SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 -- Satisfactory capacity to pay principal and interest.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

         MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but, to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term ratings described above.

         For commercial paper, Fitch uses the short-term ratings described above.

         Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following is the four investment grade ratings used by BankWatch for long-term debt:

      AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

      AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

      A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         Long-term debt ratings may include a plus (+) or minus(-) sign to indicate where within a category the issue is placed.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

      TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

      TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

      TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

      TBW-4  --  The  lowest  rating  category;   this  rating  is  regarded  as
      non-investment grade and therefore speculative.

         The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

      AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

      AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

      A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      BBB--Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:

      A1+ - When issues posses a particularly strong credit feature, a rating of A1+ is assigned.

      A1 - Obligations supported by the highest capacity for timely repayment.

      A2 -- Obligations supported by a good capacity for timely repayment.

                                   SCHEDULE B

                        ADDITIONAL INFORMATION CONCERNING

                                                 OPTIONS & FUTURES

         As stated in the Prospectus, each Non-Money Market Fund, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, each of the Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise price exceeds the value of the contract that is subject of the option.)

I.       Interest Rate Futures Contracts.

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The investment adviser ("Adviser") wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Examples of Future Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

         The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

         In each transaction, expenses also would be incurred.

II.      Index Futures Contracts.

         A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future

                Hedge Objection: Protect Against Increasing Price

         Portfolio                          Futures

                  -Day Hedge is Placed-

Anticipate Buying $62,500           Buying 1 Index Futures at 125

Equity Portfolio                    Value of Futures = $62,500/Contract

                  -Day Hedge is Lifted-

Buy Equity Portfolio with           Sell 1 Index Futures at 130

Actual Cost = $65,000               Value of Futures = $65,000/Contract

Increase in Purchase Price =$2,500          Gain on Futures = $2,500



                   HEDGING A STOCK PORTFOLIO: Sell the Future

                   Hedge Objective: Protect Against Declining

                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Portfolio Beta Relative to the Index - 1.0

         Portfolio                          Futures

                  -Day Hedge is Placed --

Anticipate Selling $1,000,000               Sell 16 Index Futures at 125

  Equity Portfolio                  Value of Futures = $1,000,000

                  -Day Hedge is Lifted --

Equity Portfolio-Own                Buy 16 Index Futures at 120

  Stock with Value = $960,000               Value of Futures = $960,000

  Loss in Portfolio Value = $40,000         Gain on Futures = $40,000



         If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future

                Hedge Objective: Protect Against Increasing Price

         Portfolio                          Futures

                  -Day Hedge is Placed--

Anticipate Buying $62,500           Buying 1 Index Futures at 125

   Equity Portfolio                 Value of Futures = $62,500/Contract

                  -Day Hedge is Lifted--

Buy Equity Portfolio with           Sell 1 Index Futures at 120

   Actual Cost - $60,000            Value of Futures = $60,000/Contract

   Decrease in Purchase Price = $2,500         Loss on Futures = $2,500/Contract

                   HEDGING A STOCK PORTFOLIO: Sell the Future

                   Hedge Objective: Protect Against Declining

                                              Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Portfolio Beta Relative to the Index = 1.0

         Portfolio                          Futures

                  -Day Hedge is Placed --

Anticipate Selling $1,000,000               Sell 16 Index Futures at 125

         Equity Portfolio           Value of Futures = $1,000,000

                           -Day Hedge is Lifted --

Equity Portfolio-Own                Buy 16 Index Futures at 130

         Stock with Value = $1,040,000           Value of Futures = $1,040,000

         Gain in Portfolio = $40,000             Loss of Futures = $40,000

III.     Margin Payments.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.      Risks of Transactions in Futures Contracts.

         There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.       Options on Futures Contracts.

         The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential  risk to a Fund because the maximum amount at risk is the premium paid for  the
options  (plus  transaction   costs).   Although  permitted  by  their
fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

VI.      Accounting and Tax Treatment.

         Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.
         Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent (40%) of any gains or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent (60%) of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. With respect to futures contracts to sell or options which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell or options will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such and certain options, a Fund may make an election which will except (in whole or in part) those identified futures contracts or options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.

         Certain foreign currency contracts entered into by a Fund may be subject to the "marking-to-market" process and the 40%-60% rule in a manner similar to that described in the preceding paragraph for futures contracts and options on futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         As described more full in the section of the SAI entitled "Additional Information Concerning Taxes," in order to qualify as a regulated investment company under the Code a Fund must derive less than 30% of its gross income from investments held for less than three months. With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                   SCHEDULE C

                        ADDITIONAL INFORMATION CONCERNING

                           MORTGAGE-BACKED SECURITIES



Mortgage-Backed Securities

         Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

         Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

         The Federal National Mortgage Association (FNMA) is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

         The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

         The Fund expects that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

Underlying Mortgages

         Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable-rate mortgages
(VRM), growing equity mortgages (GEM), graduated payment mortgages (GPM) and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRM's, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

         All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Average Life

         The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.

         As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

Returns on Mortgage-Backed Securities

         Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

         Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS

                                                                        JANUARY 31, 1997 (UNAUDITED)

                                                                                        VALUE
      SHARES                                                                          (NOTE 1)
================================================================================================
COMMON STOCKS - 89.2%
               AEROSPACE AND DEFENSE - 1.9%
  2,000        Boeing Company .........................................................$214,250
    700        EG&G Inc. ..............................................................  14,875
    300        General Dynamics Corporation............................................  21,187
  1,200        Lockheed Martin Corporation ............................................ 110,400
  1,300        McDonnell Douglas Corporation ..........................................  87,425
    300        Northrop Grumman Corporation ...........................................  23,438
  1,700        Raytheon Company .......................................................  77,987
  1,100        TRW Inc. ...............................................................  55,825
  1,600        United Technologies Corporation ........................................ 111,600
                                                                                        --------
                                                                                        716,987
                                                                                        --------
               APPAREL AND TEXTILES - 0.6%
    800        Fruit of the Loom Inc., Class A +.......................................  32,100
    800        Liz Claiborne Inc. .....................................................  33,700
  1,600        Nike Inc., Class B ..................................................... 108,600
    600        Russell Corporation ....................................................  19,350
    300        Springs Industries Inc. ................................................  12,675
    300        V.F. Corporation .......................................................  19,950
                                                                                        --------
                                                                                        226,375
                                                                                        --------
               AUTOMOBILE AND TRUCK MANUFACTURERS - 2.1%
  5,600        Chrysler Corporation ................................................... 195,300
  7,100        Ford Motor Company ..................................................... 228,088
  4,900        General Motors Corporation ............................................. 289,100
    600        ITT Industries Inc. ....................................................  15,150
    700        Paccar, Inc. ...........................................................  45,763
                                                                                        --------
                                                                                        773,401
                                                                                        --------
               AUTOMOBILE PARTS MANUFACTURERS - 0.5%
    800        Dana Corporation .......................................................  26,100
    500        Eaton Corporation ......................................................  35,000
    700        Echlin Inc. ............................................................  21,088
    800        Genuine Parts Company ..................................................  35,300
    900        Goodyear Tire & Rubber Company .........................................  49,050
    300        Snap-On Inc. ...........................................................  11,175
                                                                                        --------
                                                                                        177,713
                                                                                        --------
               BANKS - 7.2%
  2,700        Banc One Corporation.................................................... 122,513
  2,300        BankAmerica Corporation................................................. 256,738
  1,200        Bank of Boston Corporation..............................................  85,500
  2,700        Bank of New York Inc. ..................................................  98,887
    500        Bankers Trust N.Y. Corporation..........................................  42,500
  1,600        Barnett Banks Inc. .....................................................  70,400
  2,700        Chase Manhattan Corporation ............................................ 249,750
  2,800        Citicorp ............................................................... 325,850
    900        Comerica Inc. ..........................................................  51,412
  1,200        CoreStates Financial Corporation........................................  59,700
    300        Fifth Third Bancorp.....................................................  23,212
    800        First Bank System, Inc. ................................................  60,800
  2,000        First Chicago Corporation NBD........................................... 114,250
  1,900        First Union Corporation ................................................ 158,887
  1,400        Fleet Financial Group Inc. .............................................  75,600
  1,300        KeyCorp.................................................................  68,087
    900        Mellon Bank Corporation ................................................  67,162
  1,100        Morgan (J.P.) & Company Inc. ........................................... 113,300
  1,300        National City Corporation ..............................................  58,988

                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                               JANUARY 31, 1997 (UNAUDITED)

                                                                                                   VALUE
   SHARES                                                                                        (NOTE 1)
==========================================================================================================
COMMON STOCKS - (CONTINUED)
                 BANKS - (CONTINUED)
    2,400        Norwest Corporation ...........................................................$  114,300
    2,400        PNC Bank Corporation...........................................................    95,400
      500        Republic New York Corporation .................................................    44,313
    1,300        SunTrust Banks Inc. ...........................................................    65,000
      900        U.S. Bancorp ..................................................................    41,006
      900        Wachovia Corporation...........................................................    51,862
      500        Wells Fargo & Company .........................................................   152,375
                                                                                                 ---------
                                                                                                 2,667,792
                                                                                                 ---------
                 BEVERAGES - 2.9%
    1,900        Anheuser-Busch Companies, Inc. ................................................    80,750
      100        Brown-Forman Corporation, Class B .............................................     4,400
   13,100        Coca-Cola Company .............................................................   758,163
    6,500        PepsiCo Inc. ..................................................................   226,687
                                                                                                 ---------
                                                                                                 1,070,000
                                                                                                 ---------
                 BIO SPECIALTY PHARMACEUTICALS - 0.2%
    1,600        Amgen Inc. + ..................................................................    90,200
                                                                                                 ---------

                 CHEMICALS - BASIC - 2.2%
      700        Air Products & Chemicals Inc. .................................................    49,962
    1,500        Dow Chemical Company ..........................................................   115,688
    3,400        du Pont (E.I.) de Nemours & Company ...........................................   372,725
      500        Eastman Chemical Company.......................................................    27,312
      200        Ecolab Inc. ...................................................................     7,400
      200        FMC Corporation+...............................................................    14,025
      300        Goodrich (B.F.) Company .......................................................    12,300
      500        Mallinckrodt Group Inc. .......................................................    20,500
      300        Monsanto Company ..............................................................    11,363
      100        Nalco Chemical Company ........................................................     3,550
    1,200        PPG Industries, Inc. ..........................................................    64,200
      900        Praxair Inc. ..................................................................    41,737
      500        Rohm & Haas Company ...........................................................    41,000
      900        Union Carbide Corporation .....................................................    40,838
                                                                                                 ---------
                                                                                                   822,600
                                                                                                 ---------
                 CHEMICALS - SPECIALTY - 0.2%
      600        Avery Dennison Corporation ....................................................    21,975
      200        Great Lakes Chemical Corporation...............................................     8,625
      900        Morton International Inc., Industries .........................................    36,562
                                                                                                 ---------
                                                                                                    67,162
                                                                                                 ---------
                 COAL, GAS AND PIPELINE - 0.5%
      800        Coastal Corporation ...........................................................    38,700
       47        El Paso Natural Gas............................................................     2,505
    1,200        Enron Corporation .............................................................    49,500
      700        ENSERCH Corporation ...........................................................    15,925
    1,200        PanEnergy Corporation..........................................................    55,350
    1,100        Santa Fe Energy Resources .....................................................    16,362
                                                                                                ----------
                                                                                                   178,342
                                                                                                ----------



                      See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                  JANUARY 31, 1997 (UNAUDITED)

                                                                                                    VALUE
    SHARES                                                                                         (NOTE 1)
============================================================================================================================
COMMON STOCKS - (CONTINUED)
                 COMPUTER RELATED - 4.6%
      200        Ceridian Corporation + ........................................................  $   7,550
    3,000        cisco Systems, Inc. +..........................................................    209,250
    1,900        COMPAQ Computer Corporation +..................................................    165,063
    2,000        Data General Corporation + ....................................................     37,750
    1,100        Dell Computer Corporation +....................................................     72,738
    1,200        Digital Equipment Corporation + ...............................................     45,000
    1,600        EMC Corporation +..............................................................     60,600
    6,000        Hewlett-Packard Company .......................................................    315,750
      700        Honeywell, Inc. ...............................................................     50,487
    3,200        International Business Machines Corporation ...................................    503,200
      550        NCR Corporation+ ..............................................................     20,831
    1,800        Seagate Technology +...........................................................     92,700
    2,300        Sun Microsystems Inc. +........................................................     73,025
      900        3Com Corporation + ............................................................     60,413
      800        Tandem Computers Inc. + .......................................................     11,100
                                                                                                 ----------
                                                                                                  1,725,457
                                                                                                 ----------
                 COMPUTER SERVICES - 0.4%
      800        Automatic Data Processing Inc. ................................................     33,100
    2,100        Computer Associates International Inc. ........................................     95,287
      200        Computer Sciences Corporation+ ................................................     14,150
                                                                                                 ----------
                                                                                                    142,537
                                                                                                 ----------
                 COMPUTER SOFTWARE - 2.1%
    6,600        Microsoft Corporation + .......................................................    673,200
    2,700        Oracle Systems Corporation +...................................................    104,963
                                                                                                 ----------
                                                                                                    778,163
                                                                                                 ----------
                 CONSTRUCTION - 0.6%
      700        Case Corporation ..............................................................     37,100
    1,000        Centex Corporation ............................................................     39,000
      700        Crane Company .................................................................     23,100
      500        Fluor Corporation .............................................................     35,562
      900        Masco Corporation .............................................................     31,050
      300        Owens-Corning Fiberglass Corporation...........................................     13,950
      600        Pulte Corporation .............................................................     19,875
      300        Sherwin-Williams Company.......................................................     16,650
                                                                                                 ----------
                                                                                                    216,287
                                                                                                 ----------
                 CONTAINERS - 0.1%
      600        Crown Cork & Seal Inc. ........................................................     34,500
                                                                                                 ----------

                 COSMETICS AND TOILETRY - 1.5%
      100        Clorox Company.................................................................     11,863
    2,200        Gillette Company...............................................................    179,300
    3,300        Procter & Gamble Company ......................................................    381,150
                                                                                                 ----------
                                                                                                    572,313
                                                                                                 ----------
                 DIVERSIFIED - 1.4%
    1,600        AlliedSignal Inc. .............................................................    112,400
    1,100        Corning Inc. ..................................................................     39,187
    1,100        Loews Corporation .............................................................    108,762
    1,900        Minnesota Mining & Manufacturing Company ......................................    161,975
      700        Tenneco Inc. ..................................................................     28,000
      500        Textron, Inc. .................................................................     48,688
      700        Whitman Corporation ...........................................................     16,100
                                                                                                 ----------
                                                                                                    515,112
                                                                                                 ----------

                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                             JANUARY 31, 1997 (UNAUDITED)

                                                                                                   VALUE
   SHARES                                                                                         (NOTE 1)
===========================================================================================================
COMMON STOCKS - (CONTINUED)
                 DRUGS - 5.0%
    3,700        American Home Products Corporation............................................ $  234,488
    2,200        Bristol-Myers Squibb Company..................................................    279,400
    2,300        Lilly (Eli) & Company ........................................................    200,388
    6,800        Merck & Company Inc. .........................................................    617,100
    2,700        Pfizer, Inc. .................................................................    250,763
    2,300        Pharmacia & Upjohn Inc. ......................................................     85,675
    1,400        Schering-Plough Corporation...................................................    105,875
    1,100        Warner-Lambert Company .......................................................     88,550
                                                                                                ----------
                                                                                                 1,862,239
                                                                                                ----------
                 ELECTRIC POWER - 3.2%
    1,200        American Electric Power Inc. .................................................     49,650
    1,100        Baltimore Gas & Electric Company .............................................     30,250
    1,100        Carolina Power & Light Company ...............................................     41,387
    1,300        Central & South West Corporation .............................................     32,825
    1,100        CINergy Corporation...........................................................     37,950
    1,800        Consolidated Edison Company New York Inc. ....................................     55,800
    1,100        Dominion Resources Inc. ......................................................     43,587
      900        DTE Energy Company ...........................................................     28,237
    1,200        Duke Power Company ...........................................................     56,250
    3,700        Edison International .........................................................     79,088
    2,000        Entergy Corporation, New .....................................................     53,750
    1,200        FPL Group Inc. ...............................................................     53,100
    1,200        General Public Utilities Corporation..........................................     40,200
    1,600        Houston Industries Inc. ......................................................     36,200
    3,800        Niagara Mohawk Power Corporation+.............................................     38,475
      300        Northern States Power Corporation ............................................     13,837
    1,300        Ohio Edison Company ..........................................................     30,063
    2,800        Pacific Gas & Electric Company................................................     63,700
    2,000        PacifiCorp ...................................................................     42,500
    1,600        PECO Energy Company ..........................................................     36,800
    1,200        PP&L Resources Inc. ..........................................................     27,150
    1,600        Public Service Enterprise Group...............................................     43,800
    4,100        Southern Company .............................................................     89,688
    1,900        Texas Utilities Company ......................................................     76,950
    1,700        Unicom Corporation ...........................................................     40,163
      800        Union Electric Company .......................................................     30,400
                                                                                                ----------
                                                                                                 1,171,800
                                                                                                ----------
                 ELECTRICAL EQUIPMENT - 3.1%
    1,300        Emerson Electric Company. ....................................................    128,375
    9,500        General Electric Company .....................................................    978,500
      200        Raychem Corporation ..........................................................    17,325
      300        Thomas & Betts Corporation ...................................................     14,062
                                                                                                ----------
                                                                                                 1,138,262
                                                                                                ----------
                 ELECTRONICS - 1.2%
      800        AMP Inc. .....................................................................     32,600
    1,300        Applied Materials Inc. + .....................................................     64,188
      400        Harris Corporation ...........................................................     30,450
      600        LSI Logic Corporation + ......................................................     20,850
    3,400        Motorola, Inc. ...............................................................    232,050
    1,900        National Semiconductor Corporation + .........................................     52,725
      300        Tektronix Inc. ...............................................................     14,887
                                                                                                ----------
                                                                                                   447,750
                                                                                                ----------

                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                JANUARY 31, 1997 (UNAUDITED)

                                                                                                     VALUE
    SHARES                                                                                          (NOTE 1)
============================================================================================================================
COMMON STOCKS - (CONTINUED)
                 ENVIRONMENTAL - 0.8%
    1,600        Browning-Ferris Industries Inc. ................................................ $   52,000
      400        Johnson Controls Inc. ..........................................................     34,400
    2,100        Laidlaw Inc., Class B...........................................................     27,300
      200        Millipore Corporation ..........................................................      8,550
    1,100        Safety-Kleen Corporation .......................................................     17,738
    1,100        Tyco International Ltd. ........................................................     62,838
    2,900        WMX Technologies Inc. ..........................................................    106,213
                                                                                                   ---------
                                                                                                     309,039
                                                                                                   ---------
                 EXPLORATION AND DRILLING - 0.3%
      900        Burlington Resources Inc. ......................................................     44,775
      300        Helmerich & Payne Inc. .........................................................     14,512
    1,500        Union Pacific Resources Group...................................................     42,563
                                                                                                   ---------
                                                                                                     101,850
                                                                                                   ---------
                 FINANCIAL SERVICES - 4.1%
    2,800        American Express Company........................................................    174,650
    1,100        American General Corporation ...................................................     43,862
      300        Beneficial Corporation .........................................................     20,175
    2,900        Dean Witter, Discover & Company ................................................    110,563
    7,200        Federal Home Loan Mortgage Corporation .........................................    217,800
    6,400        Federal National Mortgage Association ..........................................    252,800
      900        Green Tree Financial Corporation ...............................................     34,987
      700        Household International Inc. ...................................................     69,388
      500        Marsh & McLennan Companies Inc. ................................................     53,875
    2,350        MBNA Corporation ...............................................................     81,075
    1,100        Merrill Lynch & Company Inc. ...................................................     92,675
    1,200        Morgan Stanley Group, Inc. .....................................................     68,550
      800        Salomon Inc. ...................................................................     44,200
      500        Transamerica Corporation .......................................................     41,125
    3,800        Travelers Group Inc. ...........................................................    199,025
                                                                                                   ---------
                                                                                                   1,504,750
                                                                                                   ---------
                 FOOD PRODUCERS - 1.5%
    3,500        Archer-Daniels-Midland Company .................................................     69,125
      800        Campbell Soup Company ..........................................................     66,400
    1,500        ConAgra Inc. ...................................................................     75,750
      700        CPC International Inc. .........................................................     53,813
      800        General Mills Inc. .............................................................     54,200
      900        Hershey Foods Corporation ......................................................     38,025
      300        Pioneer Hi-Bred International ..................................................     20,213
      500        Ralston-Purina Group............................................................     39,312
      100        Sara Lee Corporation ...........................................................      3,950
      900        Unilever N.V., ADR .............................................................    148,050
                                                                                                   ---------
                                                                                                     568,838
                                                                                                   ---------
                 FOOD RETAILERS - 0.5%
      800        Albertson's, Inc. ..............................................................     28,000
      900        American Stores Company.........................................................     37,800
    2,000        Fleming Companies Inc. .........................................................     32,250
      300        Giant Food Inc., Class A .......................................................      9,900
    1,200        Great Atlantic & Pacific Tea Inc. ..............................................     37,500
      900        Kroger Company + ...............................................................     42,975
      500        Supervalu Inc. .................................................................     15,438
                                                                                                   ---------
                                                                                                     203,863
                                                                                                   ---------

                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                 JANUARY 31, 1997 (UNAUDITED)

                                                                                                      VALUE
     SHARES                                                                                         (NOTE 1)
=============================================================================================================
COMMON STOCKS - (CONTINUED)
                 FURNITURE AND APPLIANCES - 0.3%
      200        Armstrong World Industries Inc. ................................................ $   14,200
      700        Black & Decker Corporation .....................................................     23,450
    1,100        Maytag Corporation .............................................................     22,550
      800        Newell Company .................................................................     26,400
      200        Whirlpool Corporation ..........................................................     10,175
                                                                                                   ---------
                                                                                                      96,775
                                                                                                   ---------
                 INSURANCE - 3.2%
    1,100        Aetna Life & Casualty Company ..................................................     86,900
    2,700        Allstate Corporation ...........................................................    177,525
    2,700        American International Group, Inc. .............................................    327,038
    1,200        Chubb Corporation ..............................................................     65,400
      600        CIGNA Corporation ..............................................................     90,975
      400        Conseco Inc. ...................................................................     29,400
      500        General Re Corporation .........................................................     80,750
      700        ITT Hartford Group Inc. ........................................................     51,362
      700        Jefferson-Pilot Corporation ....................................................     41,300
      800        Lincoln National Corporation Ltd. ..............................................     42,900
      200        MBIA Inc. ......................................................................     19,225
      200        MGIC Investment Corporation.....................................................     14,750
      700        Providian Corporation ..........................................................     37,713
      900        SAFECO Corporation .............................................................     34,200
      500        St. Paul Companies Inc. ........................................................     31,250
      500        Torchmark Corporation ..........................................................     25,875
      300        UNUM Corporation ...............................................................     22,688
      900        USF&G Corporation ..............................................................     19,012
                                                                                                   ---------
                                                                                                   1,198,263
                                                                                                   ---------
                 MACHINERY AND EQUIPMENT - 1.3%
    1,300        Caterpillar Inc. ...............................................................    100,912
      800        Cooper Industries Inc. .........................................................     34,500
      200        Cummins Engine Inc. ............................................................     10,525
    1,600        Deere & Company ................................................................     68,400
      800        Dover Corporation ..............................................................     39,600
      700        Harnischfeger Industries Inc. ..................................................     31,063
      800        Illinois Tool Works Inc. .......................................................     65,300
      900        Ingersoll-Rand Company .........................................................     41,062
      500        Parker-Hannifin Corporation ....................................................     21,563
      800        Timken Company. ................................................................     41,200
    1,000        TRINOVA Corporation ............................................................     38,500
                                                                                                   ---------
                                                                                                     492,625
                                                                                                   ---------
                 MEDIA - 0.1%
    1,300        Comcast Corporation, Class A ...................................................     23,888
                                                                                                   ---------

                 MEDICAL PRODUCTS AND SUPPLIES - 2.0%
    3,800        Abbott Laboratories ............................................................    206,625
      200        Allergan, Inc. .................................................................      7,075
      200        Bard (C.R.) Inc. ...............................................................      5,650
    1,600        Baxter International Inc. ......................................................     73,800
      800        Becton, Dickinson & Company.....................................................     39,400
      300        Biomet, Inc. ...................................................................      4,650
      500        Boston Scientific Corporation + ................................................     34,125
      400        Guidant Corporation.............................................................     22,300


                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   JANUARY 31, 1997 (UNAUDITED)

                                                                                                    VALUE
    SHARES                                                                                         (NOTE 1)
===============================================================================================================
COMMON STOCKS - (CONTINUED)
                 MEDICAL PRODUCTS AND SUPPLIES - (CONTINUED)
    6,000        Johnson & Johnson .............................................................. $  345,750
      500        United States Surgical Corporation .............................................     20,062
                                                                                                   ---------
                                                                                                     759,437
                                                                                                   ---------
                 MEDICAL SERVICES - 0.9%
    4,000        Columbia/HCA Healthcare Corporation ............................................    158,000
      500        Cognizant Corporation...........................................................     16,063
      250        Covance, Inc.+..................................................................      4,719
      700        HEALTHSOUTH Corporation+........................................................     30,538
    1,100        Humana Inc.+ ...................................................................     20,900
      125        Quest Diagnostics Inc.+ ........................................................      1,969
    1,600        Tenet Healthcare Corporation+ ..................................................     43,200
    1,200        United Healthcare Corporation ..................................................     58,500
                                                                                                   ---------
                                                                                                     333,889
                                                                                                   ---------
                 METALS AND MINING - 0.6%
    1,600        Alcan Aluminum Ltd. ............................................................     56,400
      900        Aluminum Company of America ....................................................     62,100
      800        Cyprus Amax Minerals Company. ..................................................     17,900
      800        Inco Ltd. ......................................................................     27,100
      500        Phelps Dodge Corporation .......................................................     34,937
      500        Reynolds Metals Company ........................................................     30,187
                                                                                                   ---------
                                                                                                     228,624
                                                                                                   ---------
                 OFFICE EQUIPMENT - 0.6%
      900        Moore Corporation Ltd...........................................................     18,675
    1,100        Pitney Bowes Inc. ..............................................................     63,387
    2,100        Xerox Corporation ..............................................................    123,112
                                                                                                   ---------
                                                                                                     205,174
                                                                                                   ---------
                 OIL - DOMESTIC - 2.5%
      700        Amerada Hess Corporation........................................................     41,300
    2,800        Amoco Corporation ..............................................................    243,600
      500        Ashland Oil, Inc. ..............................................................     21,563
    1,100        Atlantic Richfield Company......................................................    145,475
      700        Kerr-McGee Corporation .........................................................     48,125
      200        Louisana Land & Exploration Company ............................................     11,250
    3,200        Occidental Petroleum Corporation ...............................................     81,600
    2,000        Oryx Energy Company+ ...........................................................     48,500
      700        Pennzoil Company. ..............................................................     43,662
    2,100        Phillips Petroleum Company......................................................     92,663
    2,000        Unocal Corporation .............................................................     84,250
    2,800        USX-Marathon Group (New)........................................................     74,550
                                                                                                   ---------
                                                                                                     936,538
                                                                                                   ---------
                 OIL - INTERNATIONAL - 5.6%
    3,900        Chevron Corporation ............................................................    258,862
    7,400        Exxon Corporation ..............................................................    766,825
    2,300        Mobil Corporation. .............................................................    301,875
    3,200        Royal Dutch Petroleum Company, ADR..............................................    555,200
    1,700        Texaco Inc. ....................................................................    179,988
                                                                                                   ---------
                                                                                                   2,062,750
                                                                                                   ---------



                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                  JANUARY 31, 1997 (UNAUDITED)

                                                                                                 VALUE
   SHARES                                                                                       (NOTE 1)
==============================================================================================================
COMMON STOCKS - (CONTINUED)
               OIL SERVICES - 0.9%
  1,200        Baker Hughes Inc. .............................................................. $ 46,800
  1,200        Dresser Industries, Inc. .......................................................   40,650
    900        Halliburton Company ............................................................   65,137
    500        Rowan Companies Inc.+ ..........................................................   12,625
  1,400        Schlumberger Ltd. ..............................................................  155,575
    300        Western Atlas, Inc. + ..........................................................   20,363
                                                                                                 -------
                                                                                                 341,150
                                                                                                 -------
               PAPER AND FOREST PRODUCTS - 1.4%
    300        Boise Cascade Corporation ......................................................   10,350
    700        Champion International Corporation. ............................................   29,312
    700        Georgia-Pacific Corporation ....................................................   51,537
  1,900        International Paper Company.....................................................   77,663
  1,500        James River Corporation.........................................................   48,187
  1,500        Kimberly-Clark Corporation .....................................................  146,250
    300        Mead Corporation ...............................................................   16,875
    300        Temple-Inland Inc. .............................................................   16,575
    500        Union Camp Corporation .........................................................   23,688
    800        Westvaco Corporation ...........................................................   23,400
  1,200        Weyerhaeuser Company............................................................   54,600
    500        Willamette Industries Inc. .....................................................   31,437
                                                                                                 -------
                                                                                                 529,874
                                                                                                 -------
               PHOTO AND OPTICAL - 0.5%
  2,100        Eastman Kodak Company ..........................................................  182,175
                                                                                                 -------

               PRINTING AND PUBLISHING - 0.8%
    800        American Greetings Corporation, Class A ........................................   22,650
    300        Deluxe Corporation .............................................................    9,225
    300        Donnelley (R.R.) & Sons Company.................................................    9,375
    900        Dow Jones & Company Inc. .......................................................   35,663
  1,100        Dun & Bradstreet Corporation ...................................................   26,400
    700        Gannet Inc. ....................................................................   53,637
    300        Harcourt General Inc. ..........................................................   13,575
    500        Knight- Ridder Inc. ............................................................   19,187
    500        McGraw-Hill Companies, Inc. ....................................................   24,875
    700        New York Times Company, Class A ................................................   26,863
    700        Times Mirror Company, Class A...................................................   33,075
    600        Tribune Company. ...............................................................   22,950
                                                                                                 -------
                                                                                                 297,475
                                                                                                 -------
               PROFESSIONAL SERVICES - 0.0%#
    200        Interpublic Group Companies Inc. ...............................................    9,875
    200        Service Corporation International ..............................................    5,800
                                                                                                 -------
                                                                                                  15,675
                                                                                                 -------
               RECREATION - 1.3%
  1,400        Brunswick Corporation ..........................................................   35,175
  3,700        Disney (Walt) Company ..........................................................  271,025
    800        Fleetwood Enterprises Inc. .....................................................   21,400
    300        Harrah's Entertainment Inc.+ ...................................................    5,850
    500        Hasbro Inc. ....................................................................   19,750
    500        King World Productions Inc. + ..................................................   19,562
  1,600        Mattel, Inc. ...................................................................   45,000
  1,900        Viacom Inc., Class B+ ..........................................................   65,075
                                                                                                 -------
                                                                                                 482,837
                                                                                                 -------

                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       JANUARY 31, 1997 (UNAUDITED)

                                                                                                     VALUE
      SHARES                                                                                        (NOTE 1)
====================================================================================================================
COMMON STOCKS - (CONTINUED)
                 RESTAURANTS AND LODGING - 1.0%
    1,700        Darden Restaurants Inc. .......................................................  $   12,325
      700        HFS Inc. +.....................................................................      49,000
    2,200        Hilton Hotels Corporation .....................................................      62,700
      800        ITT Corporation+ ..............................................................      45,700
      800        Marriot International Inc. ....................................................      42,500
    2,800        McDonald's Corporation.........................................................     127,400
      800        Wendy's International Inc. ....................................................      17,600
                                                                                                   ---------
                                                                                                     357,225
                                                                                                   ---------
                 RETAIL - DISCOUNT - 1.1%
    1,700        Kmart Stores Corporation........................................................     18,913
      900        Rite Aid Corporation. ..........................................................     36,000
      700        TJX Companies Inc. .............................................................    27,825
    1,900        Toys R Us Inc. + ...............................................................     47,500
    9,700        Wal-Mart Stores Inc. ...........................................................    230,375
    2,300        Woolworth Corporation+ .........................................................     46,863
                                                                                                   ---------
                                                                                                     407,476
                                                                                                   ---------
                 RETAIL - GENERAL - 1.3%
    2,000        Dayton Hudson Corporation .......................................................    75,250
      900        Dillard Department Stores Inc., Class A .........................................    26,887
    1,700        Federated Department Stores Inc. + ..............................................    55,887
    1,900        May Department Stores Company ...................................................    84,550
      200        Mercantile Stores Inc. ..........................................................     9,800
    1,600        Penny (J.C.) Company Inc. .......................................................    75,800
    1,900        Price/Costco Inc. + .............................................................    50,588
    2,300        Sears, Roebuck & Company ........................................................   110,400
                                                                                                   ---------
                                                                                                     489,162
                                                                                                   ---------
                 RETAIL - SPECIALTY - 0.7%
      200        Circuit City Stores Inc. ........................................................     7,025
    1,100        CVS Corporation..................................................................    47,575
    2,100        Gap Inc. ........................................................................    60,375
    1,600        Limited Inc. ....................................................................    27,400
      900        Lowe's Companies Inc. ...........................................................    29,813
      500        Nordstrom, Inc. .................................................................    18,562
      500        Tandy Corporation................................................................    22,625
      700        Walgreen Company ................................................................    28,788
                                                                                                   ---------
                                                                                                     242,163
                                                                                                   ---------
                 SAVINGS AND LOANS - 0.3%
      900        Ahmanson (H.F.) & Company........................................................    33,750
      500        Golden West Financial Corporation ...............................................    33,563
    1,100        Great Western Financial Corporation .............................................    34,788
                                                                                                   ---------
                                                                                                     102,101
                                                                                                   ---------
                 SEMICONDUCTORS - 2.7%
    1,700        Advanced Micro Devices Inc. .....................................................    59,500
    4,900        Intel Corporation ...............................................................   795,025
    1,600        Micron Technology, Inc. .........................................................    55,600
    1,300        Texas Instruments Inc. ..........................................................   101,887
                                                                                                   ---------
                                                                                                   1,012,012
                                                                                                   ---------
                 SHIPBUILDING - 0.0%#
      100        Newport News Shipbuilding Inc. ..................................................     1,600
                                                                                                   ---------



                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                               JANUARY 31, 1997 (UNAUDITED)

                                                                                                  VALUE
    SHARES                                                                                       (NOTE 1)
===========================================================================================================
COMMON STOCKS - (CONTINUED)
               STEEL - 0.2%
    800        Allegheny Teledyne Inc. ........................................................ $ 19,000
    700        Nucor Corporation ..............................................................   36,400
    500        USX-U.S. Steel Group ...........................................................   15,812
                                                                                                 -------
                                                                                                  71,212
                                                                                                 -------
               TELECOMMUNICATIONS - 0.9%
  3,100        Lucent Technologies ............................................................  168,175
  1,700        Northern Telecommunications, Ltd. ..............................................   25,163
  1,300        Tellabs, Inc. + ................................................................   53,544
                                                                                                 -------
                                                                                                 346,882
                                                                                                 -------
               TOBACCO - 1.8%
  1,200        American Brands Inc. ...........................................................   61,200
  4,700        Philip Morris Companies Inc. ...................................................  558,712
  1,300        UST Inc. .......................................................................   39,975
                                                                                                 -------
                                                                                                 659,887
                                                                                                 -------
               TRANSPORTATION - AIRLINES - 0.3%
    700        AMR Corporation+ ...............................................................   56,350
    500        Delta Air Lines, Inc. ..........................................................   39,500
    500        Southwest Airlines Company .....................................................   11,000
  1,100        USAir Group Inc.+ ..............................................................   22,962
                                                                                                 -------
                                                                                                 129,812
                                                                                                 -------
               TRANSPORTATION - RAILROADS - 1.0%
  1,100        Burlington Northern Santa Fe Inc. ..............................................   96,250
    700        Conrail Inc. ...................................................................   75,075
  1,400        CSX Corporation ................................................................   67,900
    800        Norfolk Southern Corporation ...................................................   70,900
  1,200        Union Pacific Corporation ......................................................   72,000
                                                                                                 -------
                                                                                                 382,125
                                                                                                 -------
               TRUCKING AND SHIPPING - 0.2%
  1,100        Federal Express Corporation + ..................................................   56,375
  1,000        Ryder Systems Inc. .............................................................   28,500
                                                                                                 -------
                                                                                                  84,875
                                                                                                 -------
               UTILITIES - NATURAL GAS - 0.7%
    500        Columbia Gas Systems Inc. ......................................................   32,563
    600        Consolidated Natural Gas Company ...............................................   33,375
    300        NICOR Inc. .....................................................................   10,837
  1,900        NorAm Energy Corporation........................................................   29,687
    900        Pacific Enterprises ............................................................   27,112
    500        Peoples Energy Corporation .....................................................   16,625
    500        Sonat, Inc. ....................................................................   26,625
  1,800        Williams Companies Inc. ........................................................   72,225
                                                                                                 -------
                                                                                                 249,049
                                                                                                 -------
               UTILITIES - TELEPHONE - 6.1%
  1,200        ALLTEL Corporation .............................................................   38,550
  3,300        Ameritech Corporation ..........................................................  197,175
  9,200        AT&T Corporation ...............................................................  362,250
  2,600        Bell Atlantic Corporation ......................................................  174,850
  6,000        BellSouth Corporation. .........................................................  266,250
  5,900        GTE Corporation ................................................................  277,300
  5,400        MCI Communications Corporation .................................................  189,675
  2,600        NYNEX Corporation ..............................................................  131,625
  2,700        Pacific Telesis Group ..........................................................  105,975


                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                  JANUARY 31, 1997 (UNAUDITED)

                                                                                                     VALUE
    SHARES                                                                                          (NOTE 1)
============================================================================================================================
COMMON STOCKS - (CONTINUED)
                 UTILITIES - TELEPHONE - (CONTINUED)
    3,700        SBC Communications Inc. .......................................                  $   203,037
    3,600        Sprint Corporation ............................................                      146,700
    2,800        U.S. West Inc. ................................................                       92,050
    2,700        WorldCom Inc. +................................................                       67,837
                                                                                                  -----------
                                                                                                    2,253,274
                                                                                                  -----------
                 OTHER - 0.2%
    1,200        Rockwell International Corporation ............................                       78,900
                                                                                                  -----------

TOTAL COMMON STOC                                                                                  33,138,236
                                                                                                  ===========


    PRINCIPAL
      AMOUNT
-------------------
                U.S. TREASURY BILLS - 0.4%
 $100,000       5.020%** 02/20/1997 ++..........................................                       98,717
   50,000       4.790%** 03/13/1997 ++..........................................                       49,401
                                                                                                  -----------
                TOTAL U.S. TREASURY BILLS (COST $148,118).......................                      148,118
                                                                                                  ===========

                TOTAL SECURITIES (COST $28,416,928).............................                   33,286,354
                                                                                                  ===========

REPURCHASE AGREEMENT - 9.7%
   (Cost $3,625,000)
3,625,000      Agreement with Smith Barney, 5.550% dated 12/31/97, to
                be repurchased at $3,626,677 on 02/03/97, collateralized by:
                by: $3,697,503 U.S. Government Agency Securities, 5.125%
                8.625% due 09/18/97 - 07/15/43..................................                   3,625,000
                                                                                                 ===========

TOTAL INVESTMENTS (COST $32,041,928*)...........................................   99.3%          36,911,354
OTHER ASSETS AND LIABILITIES (NET)..............................................    0.7              242,995
                                                                                 ------          -----------
NET ASSETS......................................................................  100.0%         $37,154,349
                                                                                 ======          ===========

-------------------

*    Aggregate cost for Federal tax purposes.
**   Rate represents annualized yield at date of purchase.
+    Non - income producing security.
++   Security segregated as collateral for Futures Contracts.
#    Amount represents less than 0.01%.

ABBREVIATION:
ADR     American Depositary Receipt.



                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   JANUARY 31, 1997 (UNAUDITED)


    NUMBER OF                                                                                  NET UNREALIZED
    CONTRACTS                                                                                    APPRECIATION
===============================================================================================================
FUTURES CONTRACTS - LONG POSITION
   5      S&P 500 Index Futures, March 1997.....................................                      $57,350
                                                                                                   ==========













                       See Notes to Financial Statements.

NATIONS FUNDS
NATIONS MANAGED INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES

                                                                 JANUARY 31, 1997 (UNAUDITED)
ASSETS:
     Investments, at value (Cost $32,041,928)(Note 1)
          See accompanying schedule:
          Securities .................................................          $33,286,354
          Repurchase agreement .......................................            3,625,000
            Total investments ........................................           36,911,354
     Cash ............................................................              125,266
     Receivable from investment advisor (Note 2) .....................               53,492
     Dividends receivable ............................................               40,603
     Receivable for Fund shares sold .................................               12,100
     Unamortized organization costs (Note 6) .........................                3,929
     Interest receivable .............................................                1,677
     Prepaid expenses ................................................               31,982
            Total Assets .............................................           37,180,403

LIABILITIES:
     Custodian fees payable (Note 2) ................................. $ 7,375
     Administration fee payable (Note 2) .............................   2,848
     Transfer agent fees payble (Note 2) .............................   1,527
     Variation margin (Note 1) .......................................   1,125
     Accrued Trustees' fees and expenses (Note 2) ....................     594
     Shareholder servicing and distribution fees payable (Note 3).....     343
     Accrued expenses and other payables .............................  12,242
                                                                       -------
            Total Liabilities ........................................               26,054
                                                                                 ----------
NET ASSETS ...........................................................          $37,154,349
                                                                                 ==========

NET ASSETS consist of:
     Undistributed net investment income .............................          $    38,688
     Accumulated net realized gain on investment sold and future
       contracts .....................................................              371,764
     Unrealized appreciation of investments and futures contracts ....            4,926,776
     Paid-in capital .................................................           31,817,121
                                                                                 ----------
            Total Net Assets .........................................          $37,154,349
                                                                                 ==========

NET ASSETS:
Primary A Shares .....................................................          $35,260,801
                                                                                 ==========
Investor A Shares ....................................................          $ 1,839,637
                                                                                 ==========
Investor C Shares ....................................................          $    53,451
                                                                                 ==========

SHARES OUTSTANDING
Primary A Shares .....................................................            2,862,350
                                                                                 ==========
Investor A Shares ....................................................              149,357
                                                                                 ==========
Investor C Shares ....................................................                4,340
                                                                                 ==========

PRIMARY A SHARES:
Net asset value, offering and redemption price per share .............               $12.32
                                                                                 ==========
INVESTOR A SHARES:
Net asset value, offering and redemption price per share  ............               $12.32
                                                                                 ==========
INVESTOR C SHAERS:
Net asset value and offering price per share*  .......................               $12.32
                                                                                 ==========


--------------
*Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.



                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 1997* (UNAUDITED)


INVESTMENT INCOME:
     Dividends (net of foreign withholding taxes of $1,891)...........          $     256,108
     Interest ........................................................                 50,849
                                                                                 ------------
       Total Investment Income .......................................                306,957

EXPENSES:
     Investment advisory fee (Note 2) ................................ $ 64,712
     Registration and filing fees ....................................   57,043
     Custodian fees (Note 2) .........................................   16,499
     Legal and audit fees ............................................   13,223
     Administration fee (Note 2) .....................................   12,942
     Transfer agent fees (Note 2) ....................................    2,943
     Trustees' fees and expenses (Note 2) ............................      776
     Amortization of organization costs (Note 6) .....................      281
     Other ...........................................................    2,317
                                                                        -------
       Subtotal ......................................................  170,736
     Shareholder servicing and distribution fees (Note 3):
       Investor A Shares .............................................      883
       Investor C Shares .............................................       15
     Fees waived and expenses reimbursed by investment adviser
      (Note 2) .......................................................  (160,154)
                                                                        --------
       Total Expenses ................................................                 65,480
                                                                                 ------------
NET INVESTMENT INCOME ................................................                241,477
                                                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (Notes 1 and 4):
     Net realized gain on:
       Securities transactions .......................................                263,009
       Futures contracts .............................................                108,755
                                                                                 ------------
     Net realized gain on investments during the period ..............                371,764
                                                                                 ------------
     Net change in unrealized appreciation of:
       Securities ....................................................              4,869,426
       Futures contracts .............................................                 57,350
                                                                                 ------------
     Net unrealized appreciation of investments during the period ....              4,926,776
                                                                                 ------------
Net realized and unrealized gain on investments ......................              5,298,540
                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .........................................................          $   5,540,017


-------------
* Nations Managed Index Fund commenced operations on July 31, 1996.


                       See Notes to Financial Statements.

NATIONS FUND
NATIONS MANAGED INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Period
                                                                                      Ended
                                                                                January 31, 1997*
                                                                                   (unaudited)
                                                                                -----------------
Net investment income ................................................          $      241,477
Net realized gain on investments and futures contracts
     during the period ...............................................                 371,764
Net unrealized appreciation on investments and futures contracts
     during the period ...............................................               4,926,776
                                                                                --------------
Net increase in net assets resulting from operations .................               5,540,017
Distributions to shareholders from net investment income:
     Primary A .......................................................                (197,889)
     Investor A ......................................................                  (4,888)
     Investor C ......................................................                     (12)
Net increase in net assets from:
     Primary A share transactions (Note 5) ...........................              30,075,697
     Investor A share transactions (Note 5) ..........................               1,689,332
     Investor C share transactions (Note 5) ..........................                  52,082
                                                                                --------------
Net increase in net assets ...........................................              37,154,339
NET ASSETS:
Beginning of period ..................................................                      10
                                                                                --------------
End of period (including undistributed net investment
     income of $38,688) ..............................................          $   37,154,349
                                                                                ==============




-----------
* Nations Managed Index Fund commenced operations on July 31, 1996.



                       See Notes to Financial Statements.

Nations Managed Index Fund
Financial Highlights
For a Primary A share outstanding throughout the period.



                                                              Period
                                                               Ended
                                                          January 31, 1997*
                                                            (unaudited)
                                                           --------------

Net Asset Value, beginning of period............................$10.00

Income from investment operations:
Net investment income.......................................      0.10
Net realized and unrealized gain on investments.............      2.31

Total from investment operations............................      2.41
Distributions from net investment income....................     (0.09)

Net Asset Value, end of period..............................    $12.32

Total return +..............................................     24.15%


Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................  $35,261
Ratio of operating expenses to average net assets............     0.50%**
Ratio of net investment income to average net assets.........     1.87%**
Portfolio turnover rate......................................        7%
Average commission rate (per share of security)..............  $0.0253
Ratio of operating expenses to average net assets
   without waivers and expense reimbursements ...............     1.32%**
Net investment income per share without
   waivers and  expense reimbursements.......................    $0.06


 * The Nations Managed Index Fund's Primary A shares commenced operations on July 31, 1996
** Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


                       See Notes to Financial Statements.

Nations Managed Index Fund
Financial Highlights
For a Investor A share outstanding throughout the period.



                                                               Period
                                                                Ended
                                                          January 31, 1997*
                                                             (unaudited)
                                                            --------------

Net Asset Value, beginning of period.........................   $10.00

Income from investment operations:
Net investment income........................................     0.09
Net realized and unrealized gain on investments..............     2.31

Total from investment operations.............................     2.40
Distributions to shareholders:
Distributions from net investment income.....................    (0.08)

Net Asset Value, end of period...............................   $12.32

Total return +...............................................    24.10%


Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................   $1,840
Ratio of operating expenses to average net assets............     0.75%**
Ratio of net investment income to average net assets.........     1.62%**
Portfolio turnover rate......................................        7%
Average commission rate (per share of security)..............  $0.0253
Ratio of operating expenses to average net assets
   without waivers and expense reimbursements ...............     1.57%**
Net investment income per share without
   waivers and  expense reimbursements.......................    $0.05


---------------------------------
 * The Nations Managed Index Fund's Investor A shares commenced operations on July 31, 1996.
** Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

                       See Notes to Financial Statements.

Nations Managed Index Fund
Financial Highlights
For a Investor C share outstanding throughout the period.


                                                             Period
                                                              Ended
                                                        January 31, 1997*
                                                           (unaudited)
                                                          --------------

Net Asset Value, beginning of period.......................    $10.00

Income from investment operations:
Net investment income.......................................     0.05
Net realized and unrealized gain on investments.............     2.31

Total from investment operations............................     2.36
Distributions to shareholders:
Distributions from net investment income....................    (0.04)

Net Asset Value, end of period..............................   $12.32

Total return +..............................................    23.63%


Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................      $53
Ratio of operating expenses to average net assets............     1.00%**
Ratio of net investment income to average net assets.........     1.37%**
Portfolio turnover rate......................................        7%
Average commission rate (per share of security)..............  $0.0253
Ratio of operating expenses to average net assets
   without waivers and expense reimbursements ...............     1.82%**
Net investment income per share without
   waivers and  expense reimbursements.......................    $0.01


---------------------------------
 * The Nations Managed Index Fund's Investor C shares commenced operations on July 31, 1996.
** Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


                       See Notes to Financial Statements.

                                  NATIONS FUND

              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company. As of the date of this report, the Trust offers thirty-three separate portfolios. The information presented in these financial statements pertains only to the following fund: Nations Managed Index Fund (the "Fund"). The Fund currently offers Primary A shares, Investor A Shares and Investor C Shares. The Board of Trustees has authorized the issuance of Primary B Shares of the Fund. As of January 31, 1997, no Primary B Shares have been issued. Shareholders of the Fund have equal voting rights on matters affecting all shareholders of the Fund equally. In addition, each class of shares of the Fund has exclusive voting rights on matters that relate solely to its class, and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION: The Fund's portfolio securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and other assets are valued at fair value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Fund's investment adviser, acting under the supervision of the Board of Trustees, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Fund enter into repurchase agreements to evaluate potential risks.

FUTURES CONTRACTS: The Fund may invest in futures contracts for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or for gaining exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract

                                  NATIONS FUND

              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss when the contract is closed equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments and amortization of original issue discounts on the effective yield method, is earned from the settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net asset value of each class of shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare and pay dividends from net investment income each calendar quarter. The Fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually after the fiscal year in which the income is earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

FEDERAL INCOME TAX: The Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

EXPENSES: General expenses of the Trust are allocated to the relevant Fund based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to the respective Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

                                  NATIONS FUND
             NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust, on behalf of the Fund, entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A.("NationsBank"), pursuant to which NBAI provides investment advisory services to the Fund. Under the terms of the Investment Advisory Agreement, NBAI is entitled to receive an advisory fee at the annual rate of 0.50% of the Fund's average daily net assets.

The Trust has entered into sub-advisory agreement ("Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI a sub-advisory fee at the annual rate of 0.10% of the Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to administration agreements ("Administration Agreements"). First Data Investor Services Group, Inc.("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to co-administration agreements ("Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc and Nations Fund Portfolios, Inc. (other registered open-end investment companies which are part of the Nations Fund family) on a combined basis. NationsBank, serves as the sub-administrator of the Trust pursuant to sub-administration agreements with Stephens. For the period ended January 31, 1997, Stephens earned $8,222 from the Fund for its administration services, of which $1,294 was paid to NationsBank for its administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by the Fund (either voluntarily or pursuant to applicable state limitations). For the period ended January 31, 1997, the investment adviser voluntarily waived fees and reimbursed expenses of $52,662 and $53,492, respectively.

NationsBank of Texas, N.A.("NationsBank of Texas") acts as the custodian for the Fund and, for the period ended January 31, 1997, earned $3,601 for providing custodial services. On October 18, 1996, The Bank of New York became sub-custodian for the Fund. First Data serves as the transfer agent for the Fund's shares. NationsBank of Texas acts as the sub-transfer agent for the Primary Shares of the Fund and, for the period ended January 31, 1997 approximately $2,919 for providing transfer agent services.

Stephens serves as distributor of the Fund's shares.

No officer, director or employee of NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each Trustee in attending such meetings.

                                  NATIONS FUND
             NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)


The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a Fund of the Nations Fund, Inc.. The expense for the deferred compensation plan is included in the "Trustees' fees and expenses" line of the Statements of Operations.

3.   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of the Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor C Shares of the Fund and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor C Shares of the Fund. The Investor A Plan permits the Fund to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Fund for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Fund to compensate servicing agents for services provided to their customers that own Investor C Shares. The Distribution Plan permits the Fund to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Investor C Shares. Payments under the plans are accrued daily and paid monthly at a rate set from time to time by the Fund. Fees paid pursuant to the plans are charged as expenses of Investor A Shares and Investor C Shares, respectively, of the Fund as accrued.

For the period ended January 31, 1997, the effective rates paid by the Fund, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                                     INVESTOR C     INVESTOR C
                                       INVESTOR     DISTRIBUTION    SERVICING
                FUND                    A PLAN          PLAN           PLAN

Nations Managed Index Fund..........      0.25%          0.25%           0.25%

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.   PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the period ended January 31, 1997 were $29,567,483 and $1,561,398, respectively.

At January 31, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes was $5,009,467 and $140,041, respectively.

                                  NATIONS FUND

              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


5.   SHARES OF BENEFICIAL INTEREST.

As of January 31, 1997, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. Transactions in shares of beneficial interest for the period ended January 31, 1997 were as follows:

                                                           PERIOD ENDED
                                                         JANUARY 31, 1997*
                                                     SHARES              AMOUNT
      Primary A shares:
      Sold...............................        2,853,693          $29,985,314
        Issued as reinvestment
          of dividends...................           16,819              190,679

      Redeemed...........................           (8,163)            (100,296)
                                                   -------          -----------
      Net increase.......................        2,862,349          $30,075,697
                                                ==========          ===========

                                                  SHARES              AMOUNT
      Investor A shares:
      Sold...............................          150,763           $1,705,618
        Issued as reinvestment
           of dividends....................            395                4,619

      Redeemed...........................           (1,801)             (20,905)
                                                   -------           ----------
      Net increase.......................          149,357           $1,689,332
                                                  ========           ==========

                                                  SHARES              AMOUNT
      Investor C shares:
      Sold...............................            4,339              $52,071
        Issued as reinvestment
           of dividends..................                1                   11
                                                        --                -----

      Net increase.......................            4,340              $52,082
                                                    ======              =======

* Nations Managed Index Fund's Primary A Shares, Investor A Shares and Investor C Shares commenced operations on July 31, 1996.

6.   ORGANIZATION COSTS.

The Fund bears all costs in connection with its organization. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Fund to their sponsor prior to the commencement of the Fund's public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Fund will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

                               NATIONS FUND TRUST
                           FILE NOS. 2-97817; 811-4305



                                     PART C

                                OTHER INFORMATION

PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)   Financial Statements:

      Included in Part A:

              Per Share Income and Capital Changes

      Included in Part B:

     Audited Financial Statements for Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index, Nations Balanced Assets, Nations Short-Intermediate Government, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond
     Funds:

               Schedule of Investments for March 31, 1996 Statements of Assets and Liabilities for March 31, 1996 Statements of Operations for the fiscal period ended March 31, 1996
               Statements of Changes in Net Assets for the fiscal period ended March 31, 1996 and the year ended November 30, 1995 Schedule of Capital Stock Activity for the fiscal period ended March 31, 1996 Notes to Financial Statements
               Report of Independent Accountants, dated May 17, 1996

Unaudited financial statements for the period ended January 31, 1997 for Primary A, Investor A and Investor C Shares.

 Included in Part C:

      Consent of Independent Accountants

(b)   Exhibits

      Exhibit
      Number

      (1)(a) Declaration of Trust dated May 6, 1985, is incorporated by reference to its Registration Statement, filed May 17, 1985.

      (1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated by reference to its Registration Statement, filed May 17, 1985.

      (1)(c) Amendment dated July 27, 1987, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 4 to its Registration Statement filed January 29, 1988.

      (1)(d) Amendment dated September 13, 1989, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 8 to its Registration Statement filed March 16, 1990.

      (1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by Post-Effective Amendment No. 11, filed September 26, 1990.

      (1)(f) Amendment dated November 26, 1990 to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 13, filed January 18, 1991.

      (1)(g) Certificate pertaining to classification of shares dated July 18, 1991 is incorporated by reference to Post-Effective Amendment No. 16, filed July 23, 1991.

      (1)(h) Amendment dated March 26, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 19, filed March 30, 1992.

      (1)(i) Certificate relating to classification of shares is incorporated by reference to Amendment No. 19, filed March 30, 1992.

      (1)(j) Amendment dated September 21, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

      (1)(k) Amendment dated March 26, 1993, to the Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 27, filed May 27, 1993.

      (1)(l) Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

      (1)(m) Certificate relating to the establishment of the Equity Index, Short-Trm Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 22, 1993, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

      (1)(n) Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

      (1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, is incorporated by reference by Post-Effective Amendment No. 32, filed March 29, 1994.

      (1)(p) Certificate relating to the Classification of Shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

      (1)(q) Classification of Shares relating to the renaming of Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

      (1)(r) Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

      (2)(a) Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Pre-Effective Amendment No. 2, filed October 4, 1985.

      (2)(b) Amendment to the Code of Regulations as approved and adopted by Registrant's Board of Trustees on June 24, 1992, is incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1992.

      (3)      None.

      (4)(a)   Specimen copies of share certificates, to be filed by amendment.

      (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (5)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (6)(a) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (7)      None.

      (8)(a) Mutual Fund Custody Agreement between Registrant and NationsBank of Texas, N.A. ("NationsBank Texas"), dated June 26, 1992, relating to the Money Market Fund, Government Fund, Tax Exempt Fund, Balanced Assets Fund, Short-Term Income Fund, Diversified Income Fund, Capital Growth Fund, Emerging Growth Fund, Adjustable Rate Government Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, North Carolina Municipal Bond Fund, Florida Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

      (8)(b) Amendment No. 1 dated February 3, 1993, to the Mutual Fund Custody Agreement dated June 26, 1992 between Registrant and NationsBank Texas, relating to the addition of the Tennessee Municipal Bond Fund and Intermediate Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

   (8)(b)(i) Amendment No. 2 to the Mutual Fund Custody Agreement between Registrant and NationsBank Texas relating to the Equity Index Fund, Short-Term Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

   (8)(b)(ii) Form of Amendment No. 3 to the Mutual Fund Custody Agreement between Registrant and NationsBank Texas relating to the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

   (8)(b)(iii) Form of Amendment No. 4 to the Mutual Fund Custody Agreement
               between the Registrant and NationsBank Texas relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

      (8)(c) Form of Global Sub-Custody Agreement between Registrant, The Chase Manhattan Bank and NationsBank Texas is incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

      (9)(a) Administration Agreement between Stephens Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (9)(b) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (9)(c) Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (9)(d) Transfer Agency and Services Agreement dated June 1, 1995, between Registrant and The Shareholder Services Group, Inc., to be filed by amendment.

      (9)(e) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

      (9)(f) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

      (9)(g) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

      (9)(h) Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

   (9)(h)(i) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

      (9)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. incorporated by reference to Post-Effective No. 39, filed September 28, 1995.

      (9)(j) Form of Shareholder Servicing Agreement relating to Primary B Shares is incorporated by reference to Post-Effective Amendment No. 27, filed May 27, 1993.

      (9)(k) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(l) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(m) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(n) Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(o) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor N Shares (formerly Investor C Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(p) Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor N Shares (formerly Investor C Shares) of the non-money market funds are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (10)       Opinion and Consent of Counsel is filed herewith.

    (11) Consent of Independent Accountants (Price Waterhouse LLP) is filed herewith.

    (12)       N/A

    (13)       N/A

    (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

    (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(b) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(c) Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(d) Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(e) Distribution Plan for Investor N Shares (formerly Investor C Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(f) Form of Sales Support Agreement for Investor N Shares (formerly Investor C Shares) of the non-money market funds) is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

    (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(b) Schedules for Computation of Primary B Shares shall be filed by Amendment.

    (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(e) Schedules for Computation of Investor N Shares (formerly Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(f) Schedules for Computation of Investor D Shares to be filed by amendment.

     (17)      N/A

     (18) Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 44, filed July 25, 1996.

Item 25.   Persons Controlled By or Under Common Control with Registrant

                  Registrant is controlled by its Board of Trustees.

Item 26.   Number of Holders of Securities

                  The following information is as of January 24, 1997.


                                                                  Number of
Title of Class                                                  Record Holders

Nations Government Money Market Fund        - Investor A                229
                                            - Investor B                 42
                                            - Investor C                 31
                                            - Investor D                  2
                                            - Primary A                   1
                                            - Primary B                   1

Nations Tax Exempt Fund                     - Investor A              3,063
                                            - Investor B                318
                                            - Investor C                415
                                            - Investor D                  1
                                            - Primary A                   1
                                            - Primary B                   1

Nations Value Fund                          - Investor A              3,303
                                            - Investor C                290
                                            - Investor N              7,592
                                            - Primary A                  51
                                            - Primary B                   5

Nations Capital Growth Fund                 - Investor A              1,552
                                            - Investor C                241

                                            - Investor N              4,074
                                            - Primary A                  49
                                            - Primary B                   3

Nations Emerging Growth Fund                - Investor A              1,203
                                            - Investor C                118
                                            - Investor N              4,299
                                            - Primary A                  35
                                            - Primary B                   4

Nations Disciplined Equity Fund             - Investor A                448
                                            - Investor C                 37
                                            - Investor N              1,756
                                            - Primary A                   7
                                            - Primary B                   2

Nations Equity Index Fund                   - Primary A                  37
                                            - Primary B                   4
                                            - Investor A                 53

Nations Balanced Assets Fund                - Investor A                555
                                            - Investor C                 74
                                            - Investor N              3,908
                                            - Primary A                  54
                                            - Primary B                   5

Nations Short-Intermediate                  - Investor A              1,124
Government Fund                             - Investor C                340
                                            - Investor N                558
                                            - Primary A                  25
                                            - Primary B                   3

Nations Short-Term Income Fund              - Investor A                135
                                            - Investor C                107
                                            - Investor N                399
                                            - Primary A                   7
                                            - Primary B                   2

Nations Diversified Income Fund             - Investor A                490
                                            - Investor C                155
                                            - Investor N              3,933
                                            - Primary A                   8
                                            - Primary B                   2

Nations Strategic Fixed Income              - Investor A                282
Fund                                        - Investor C                 16
                                            - Investor N                130
                                            - Primary A                  58
                                            - Primary B                   5

Nations Municipal Income Fund               - Investor A                259
                                            - Investor C                 60
                                            - Investor N                378
                                            - Primary A                   1
                                            - Primary B                   0

Nations Intermediate Municipal              - Investor A                 37
Bond Fund                                   - Investor C                  7
                                            - Investor N                 42
                                            - Primary A                   1
                                            - Primary B                   0

Nations Short-Term Municipal                - Investor A                 36
Income Fund                                 - Investor C                 10
                                            - Investor N                135
                                            - Primary A                   1
                                            - Primary B                   0

Nations Florida Intermediate                - Investor A                 62
Municipal Bond Fund                         - Investor C                  9
                                            - Investor N                116
                                            - Primary A                   1
                                            - Primary B                   0

Nations Georgia Intermediate                - Investor A                173
Municipal Bond Fund                         - Investor C                 47
                                            - Investor N                177
                                            - Primary A                   7
                                            - Primary B                   0

Nations Maryland Intermediate               - Investor A                286
Municipal Bond Fund                         - Investor C                 68
                                            - Investor N                212

                                            - Primary A                   1
                                            - Primary B                   0

Nations North Carolina Intermediate         - Investor A                110
Municipal Bond Fund                         - Investor C                 31
                                            - Investor N                205
                                            - Primary A                   1
                                            - Primary B                   0

Nations South Carolina Intermediate         - Investor A                166
Municipal Bond Fund                         - Investor C                105
                                            - Investor N                202
                                            - Primary A                   1
                                            - Primary B                   0

Nations Tennessee Intermediate              - Investor A                 66
Municipal Bond Fund                         - Investor C                  2
                                            - Investor N                 67
                                            - Primary A                   1
                                            - Primary B                   0

Nations Texas Intermediate                  - Investor A                 20
Municipal Bond Fund                         - Investor C                  3
                                            - Investor N                 88
                                            - Primary A                   1
                                            - Primary B                   0

Nations Virginia Intermediate               - Investor A                835
Municipal Bond Fund                         - Investor C                127
                                            - Investor N                384
                                            - Primary A                   1
                                            - Primary B                   0

Nations Virginia Municipal Bond             - Investor A                 18
Fund                                        - Investor C                  3
                                            - Investor N                500
                                            - Primary A                   1
                                            - Primary B                   0

Nations Maryland Municipal Bond             - Investor A                 12
Fund                                        - Investor C                  2
                                            - Investor N                340
                                            - Primary A                   2
                                            - Primary B                   0

Nations North Carolina Municipal            - Investor A                 26
Bond Fund                                   - Investor C                  3
                                            - Investor N                652
                                            - Primary A                   2
                                            - Primary B                   0

Nations South Carolina Municipal            - Investor A                 12
Bond Fund                                   - Investor C                  4
                                            - Investor N                271
                                            - Primary A                   1
                                            - Primary B                   0

Nations Florida Municipal Bond Fund         - Investor A                 11
                                            - Investor C                  3
                                            - Investor N                477
                                            - Primary A                   1
                                            - Primary B                   0

Nations Georgia Municipal Bond Fund         - Investor A                  6
                                            - Investor C                  3
                                            - Investor N                310
                                            - Primary A                   2
                                            - Primary B                   0

Nations Tennessee Municipal Bond            - Investor A                  8
Fund                                        - Investor C                  3
                                            - Investor N                147
                                            - Primary A                   2
                                            - Primary B                   0

Nations Texas Municipal Bond Fund           - Investor A                 11
                                            - Investor C                  3
                                            - Investor N                283
                                            - Primary A                   2
                                            - Primary B                   0

Item 27. Indemnification

        Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

              1.    Administration Agreement with Stephens Inc.;

              2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

              3.    Distribution Agreement with Stephens Inc.;

              4.    Mutual Fund Custody Agreement with NationsBank Texas;

              5.    Transfer Agency Agreement with NationsBank Texas; and

              6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

              The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Primary By the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

              Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

              Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

         (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

         (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).


Item 29.      Principal Underwriter

      (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

      (c)     Not applicable.

Item 30.      Location of Accounts and Records

      (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

      (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

      (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

      (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

      (5) The First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

      (6) NationsBank Texas, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent and Custodian).

Item 31.      Management Services

      Inapplicable.

Item 32.      Undertakings

      (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

      (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 27th day of February, 1997.

                                    NATIONS FUND TRUST


                                    By:                  *
                                        -------------------------------------
                                                 A. Max Walker
                                               President and Chairman
                                               of the Board of Trustees

                                    By:   /s/ Richard H. Blank, Jr.
                                        -------------------------------------
                                               Richard H. Blank, Jr.
                                               *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                                 DATE

                *                               President and Chair                    February 27, 1997
----------------------------------
(A. Max Walker)                               of the Board of Trustees
                                              (Principal Executive Officer)

                *                                     Treasurer                        February 27, 1997
----------------------------------
(Richard H. Rose)                                  Vice President
                                                (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         February 27, 1997
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         February 27, 1997
----------------------------------
(James Ermer)

                *                                      Trustee                         February 27, 1997
----------------------------------
(William H. Grigg)

                *                                      Trustee                         February 27, 1997
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         February 27, 1997
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         February 27, 1997
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         February 27, 1997
----------------------------------
(Thomas S. Word)

  /s/ Richard H. Blank, Jr.
-----------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact




                                EXHIBIT INDEX

EXHIBIT                                                               PAGE
NUMBER                                DESCRIPTION                     NUMBER


EX-99.B10        OPIN COUNS

EX-99.B11        OTH CONSNT